UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21993

Oppenheimer ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Advisors, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—3.4%
BorgWarner, Inc.	13,496	$691,400
Delphi Automotive PLC	12,030	1,183,752
Ford Motor Co.	916,005	10,964,580
General Motors Co.	299,717	12,102,573
Goodyear Tire & Rubber Co. (The)	32,125	1,068,156
Harley-Davidson, Inc.[1]	8,147	392,767
Total Automobiles & Components		26,403,228
Banks—4.8%
Bank of America Corp.	295,031	7,476,086
BB&T Corp.	18,287	858,392
Citigroup, Inc.	85,241	6,200,430
Citizens Financial Group, Inc.	12,202	462,090
Comerica, Inc.	2,898	221,001
Fifth Third Bancorp	17,633	493,371
Huntington Bancshares, Inc.	24,023	335,361
JPMorgan Chase & Co.	83,671	7,991,417
KeyCorp	25,168	473,662
M&T Bank Corp.	2,672	430,299
People's United Financial, Inc.	6,221	112,849
PNC Financial Services Group, Inc. (The)	9,263	1,248,374
Regions Financial Corp.	30,045	457,585
SunTrust Banks, Inc.	11,831	707,139
U.S. Bancorp	30,549	1,637,121
Wells Fargo & Co.	136,657	7,536,634
Zions Bancorporation	4,178	197,118
Total Banks		36,838,929
Capital Goods—8.0%
3M Co.	10,097	2,119,360
A.O. Smith Corp.	3,447	204,855
Acuity Brands, Inc.[1]	1,324	226,775
Allegion PLC	1,950	168,616
AMETEK, Inc.	4,248	280,538
Arconic, Inc.	40,108	997,887
Boeing Co. (The)	26,127	6,641,745
Caterpillar, Inc.	23,120	2,883,295
Cummins, Inc.	7,644	1,284,421
Deere & Co.	15,870	1,993,113
Dover Corp.	5,708	521,654
Eaton Corp. PLC	18,338	1,408,175
Emerson Electric Co.	16,684	1,048,423
Fastenal Co.[1]	6,570	299,461
Flowserve Corp.	6,364	271,043
Fluor Corp.	33,311	1,402,393

	Shares	Value
Fortive Corp.	6,418	$454,330
Fortune Brands Home & Security, Inc.[1]	5,492	369,227
General Dynamics Corp.	10,939	2,248,840
General Electric Co.	339,371	8,205,991
Honeywell International, Inc.	19,778	2,803,334
Illinois Tool Works, Inc.	6,762	1,000,505
Ingersoll-Rand PLC	10,609	946,005
Jacobs Engineering Group, Inc.	12,389	721,907
Johnson Controls International PLC[1]	55,973	2,255,152
L3 Technologies, Inc.	4,135	779,158
Lockheed Martin Corp.	11,323	3,513,414
Masco Corp.	13,801	538,377
Northrop Grumman Corp.	6,546	1,883,415
PACCAR, Inc.	17,270	1,249,312
Parker-Hannifin Corp.	4,958	867,749
Pentair PLC	5,203	353,596
Quanta Services, Inc.[2]	16,292	608,832
Raytheon Co.	9,431	1,759,636
Rockwell Automation, Inc.	2,524	449,802
Rockwell Collins, Inc.	3,209	419,448
Roper Technologies, Inc.	1,228	298,895
Snap-on, Inc.	1,792	267,026
Stanley Black & Decker, Inc.	5,579	842,262
Textron, Inc.	18,212	981,263
TransDigm Group, Inc.	952	243,379
United Rentals, Inc.[2]	3,212	445,633
United Technologies Corp.	36,452	4,231,348
W.W. Grainger, Inc.[1]	4,202	755,309
Xylem, Inc.	4,644	290,854
Total Capital Goods		61,535,753
Commercial & Professional Services—0.5%
Cintas Corp.	2,767	399,223
Equifax, Inc.	2,322	246,109
IHS Markit Ltd.[2]	4,901	216,036
Nielsen Holdings PLC[1]	11,350	470,457
Republic Services, Inc.	10,127	668,990
Robert Half International, Inc.	7,773	391,293
Stericycle, Inc.[2]	3,466	248,235
Verisk Analytics, Inc.[1,2]	1,726	143,586
Waste Management, Inc.	12,580	984,636
Total Commercial & Professional Services		3,768,565
Consumer Durables & Apparel—1.6%
Coach, Inc.	7,394	297,830
D.R. Horton, Inc.	25,503	1,018,335
Garmin Ltd.[1]	4,006	216,204

Schedule of Investments - continued
OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Hanesbrands, Inc.[1]	17,148	$422,527
Hasbro, Inc.	3,703	361,672
Leggett & Platt, Inc.[1]	5,786	276,166
Lennar Corp., Class A	16,001	844,853
Mattel, Inc.[1]	23,070	357,124
Michael Kors Holdings Ltd.[2]	7,258	347,295
Mohawk Industries, Inc.[2]	2,474	612,340
Newell Brands, Inc.	24,259	1,035,131
NIKE, Inc., Class B	44,352	2,299,651
PulteGroup, Inc.	21,410	585,135
PVH Corp.	4,492	566,261
Ralph Lauren Corp.	4,933	435,535
Under Armour, Inc., Class A1,2	9,549	157,367
Under Armour, Inc., Class C1,2	10,279	154,391
VF Corp.	12,932	822,087
Whirlpool Corp.	8,293	1,529,561
Total Consumer Durables & Apparel		12,339,465
Consumer Services—1.3%
Carnival Corp.[1]	16,985	1,096,721
Chipotle Mexican Grill, Inc.[1,2]	959	295,209
Darden Restaurants, Inc.	5,945	468,347
H&R Block, Inc.	8,079	213,932
Hilton Worldwide Holdings, Inc.	10,775	748,324
Marriott International, Inc., Class A1	13,473	1,485,533
McDonald's Corp.	10,671	1,671,932
MGM Resorts International	21,913	714,145
Royal Caribbean Cruises Ltd.	4,924	583,691
Starbucks Corp.	28,571	1,534,548
Wyndham Worldwide Corp.	3,847	405,512
Wynn Resorts Ltd.	2,579	384,065
Yum! Brands, Inc.	7,370	542,506
Total Consumer Services		10,144,465
Diversified Financials—5.0%
Affiliated Managers Group, Inc.	874	165,911
American Express Co.	27,073	2,449,024
Ameriprise Financial, Inc.	5,927	880,219
Bank of New York Mellon Corp. (The)	21,540	1,142,051
Berkshire Hathaway, Inc., Class B2	91,988	16,863,240
BlackRock, Inc.	1,895	847,236
Capital One Financial Corp.	25,063	2,121,834
CBOE Holdings, Inc.	865	93,100
Charles Schwab Corp. (The)	14,465	632,699
CME Group, Inc.	1,965	266,611
Discover Financial Services	12,777	823,861
E*TRADE Financial Corp.[2]	3,778	164,759

	Shares	Value
Franklin Resources, Inc.	10,649	$473,987
Goldman Sachs Group, Inc. (The)	12,076	2,864,306
Intercontinental Exchange, Inc.	6,135	421,474
Invesco Ltd.	10,350	362,664
Leucadia National Corp.	37,094	936,623
Moody's Corp.	1,963	273,269
Morgan Stanley	61,714	2,972,763
Nasdaq, Inc.	3,590	278,476
Navient Corp.	24,545	368,666
Northern Trust Corp.	4,137	380,314
Raymond James Financial, Inc.	5,554	468,369
S&P Global, Inc.	2,620	409,532
State Street Corp.	7,666	732,410
Synchrony Financial	30,659	951,962
T. Rowe Price Group, Inc.[1]	3,747	339,666
Total Diversified Financials		38,685,026
Energy—7.7%
Anadarko Petroleum Corp.	19,992	976,609
Andeavor	18,572	1,915,702
Apache Corp.[1]	9,416	431,253
Baker Hughes a GE Co.	18,050	660,991
Cabot Oil & Gas Corp.	4,167	111,467
Chesapeake Energy Corp.[1,2]	157,313	676,446
Chevron Corp.	74,958	8,807,565
Cimarex Energy Co.	1,054	119,808
Concho Resources, Inc.[1,2]	1,234	162,542
ConocoPhillips	41,676	2,085,884
Devon Energy Corp.	28,050	1,029,715
EOG Resources, Inc.	7,258	702,139
EQT Corp.[1]	2,671	174,256
Exxon Mobil Corp.	186,977	15,328,374
Halliburton Co.	28,301	1,302,695
Helmerich & Payne, Inc.[1]	2,251	117,300
Hess Corp.	8,336	390,875
Kinder Morgan, Inc.	47,855	917,859
Marathon Oil Corp.	23,865	323,609
Marathon Petroleum Corp.	79,215	4,442,377
National Oilwell Varco, Inc.[1]	13,992	499,934
Newfield Exploration Co.[2]	4,191	124,347
Noble Energy, Inc.	10,320	292,675
Occidental Petroleum Corp.	12,861	825,805
ONEOK, Inc.	12,904	715,011
Phillips 66	63,436	5,811,372
Pioneer Natural Resources Co.	2,494	367,965
Range Resources Corp.[1]	7,603	148,791

Schedule of Investments - continued
OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Schlumberger Ltd.	29,485	$2,056,874
TechnipFMC PLC[2]	30,467	850,639
Valero Energy Corp.	82,381	6,337,570
Williams Cos., Inc. (The)	18,258	547,923
Total Energy		59,256,372
Food & Staples Retailing—9.5%
Costco Wholesale Corp.	52,424	8,612,739
CVS Health Corp.	150,774	12,260,942
Kroger Co. (The)	374,063	7,503,704
Sysco Corp.	71,793	3,873,232
Walgreens Boots Alliance, Inc.	97,716	7,545,629
Wal-Mart Stores, Inc.	422,443	33,009,696
Total Food & Staples Retailing		72,805,942
Food, Beverage & Tobacco—3.6%
Altria Group, Inc.	21,724	1,377,736
Archer-Daniels-Midland Co.	99,746	4,240,202
Brown-Forman Corp., Class B	3,768	204,602
Campbell Soup Co.	11,495	538,196
Coca-Cola Co. (The)	56,883	2,560,304
Conagra Brands, Inc.	17,168	579,248
Constellation Brands, Inc., Class A	2,507	500,021
Dr Pepper Snapple Group, Inc.	4,958	438,634
General Mills, Inc.	19,580	1,013,461
Hershey Co. (The)	4,760	519,649
Hormel Foods Corp.[1]	20,810	668,833
JM Smucker Co. (The)	4,776	501,146
Kellogg Co.[1]	13,051	813,991
Kraft Heinz Co. (The)	22,149	1,717,655
McCormick & Co., Inc.	3,152	323,521
Molson Coors Brewing Co., Class B	6,882	561,847
Mondelez International, Inc., Class A	43,128	1,753,585
Monster Beverage Corp.[2]	3,931	217,188
PepsiCo, Inc.	38,329	4,271,001
Philip Morris International, Inc.	15,980	1,773,940
Tyson Foods, Inc., Class A	39,051	2,751,143
Total Food, Beverage & Tobacco		27,325,903
Health Care Equipment & Services—12.0%
Abbott Laboratories	31,457	1,678,546
Aetna, Inc.	26,565	4,224,101
Align Technology, Inc.[2]	468	87,174
AmerisourceBergen Corp.	130,642	10,810,626
Anthem, Inc.	32,189	6,112,047
Baxter International, Inc.	11,023	691,693
Becton Dickinson and Co.	4,285	839,646
Boston Scientific Corp.[2]	20,761	605,598

	Shares	Value
C.R. Bard, Inc.	842	$269,861
Cardinal Health, Inc.	136,247	9,117,649
Centene Corp.[2]	32,625	3,157,121
Cerner Corp.[2]	4,913	350,395
Cigna Corp.	14,948	2,794,379
Cooper Cos., Inc. (The)	586	138,947
Danaher Corp.	13,849	1,187,967
DaVita, Inc.[2]	17,413	1,034,158
DENTSPLY SIRONA, Inc.	4,508	269,624
Edwards Lifesciences Corp.[2]	2,003	218,948
Envision Healthcare Corp.[2]	8,436	379,198
Express Scripts Holding Co.[2]	110,008	6,965,707
HCA Healthcare, Inc.[2]	37,070	2,950,401
Henry Schein, Inc.[2]	9,858	808,258
Hologic, Inc.[2]	5,497	201,685
Humana, Inc.	14,835	3,614,251
IDEXX Laboratories, Inc.[2]	813	126,413
Intuitive Surgical, Inc.[2]	192	200,809
Laboratory Corp. of America Holdings[2]	4,389	662,607
McKesson Corp.	93,596	14,377,282
Medtronic PLC	25,131	1,954,438
Patterson Cos., Inc.	9,876	381,707
Quest Diagnostics, Inc.	4,919	460,615
ResMed, Inc.[1]	1,819	139,990
Stryker Corp.	5,792	822,580
UnitedHealth Group, Inc.	67,286	13,177,963
Universal Health Services, Inc., Class B	6,281	696,814
Varian Medical Systems, Inc.[1,2]	1,927	192,816
Zimmer Biomet Holdings, Inc.	4,648	544,234
Total Health Care Equipment & Services		92,246,248
Household & Personal Products—1.1%
Church & Dwight Co., Inc.	4,975	241,039
Clorox Co. (The)	3,087	407,206
Colgate-Palmolive Co.	14,671	1,068,782
Coty, Inc., Class A	30,869	510,265
Estee Lauder Cos., Inc., (The), Class A	7,474	805,996
Kimberly-Clark Corp.	10,492	1,234,699
Procter & Gamble Co. (The)	48,191	4,384,417
Total Household & Personal Products		8,652,404
Insurance—4.4%
Aflac, Inc.	18,976	1,544,457
Allstate Corp. (The)	28,258	2,597,193
American International Group, Inc.	61,370	3,767,504
Aon PLC	5,238	765,272
Arthur J. Gallagher & Co.	6,742	414,970

Schedule of Investments - continued
OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Assurant, Inc.	4,779	$456,490
Brighthouse Financial, Inc.[2]	5,350	325,280
Chubb Ltd.	15,473	2,205,676
Cincinnati Financial Corp.	5,139	393,493
Everest Re Group Ltd.	1,794	409,732
Hartford Financial Services Group, Inc. (The)	23,843	1,321,617
Lincoln National Corp.	13,777	1,012,334
Loews Corp.	19,100	914,126
Marsh & McLennan Cos., Inc.	11,437	958,535
MetLife, Inc.	91,994	4,779,088
Principal Financial Group, Inc.	14,126	908,867
Progressive Corp. (The)	37,646	1,822,819
Prudential Financial, Inc.	41,030	4,362,310
Torchmark Corp.	3,607	288,885
Travelers Cos., Inc. (The)	16,151	1,978,821
Unum Group	15,996	817,875
Willis Towers Watson PLC	3,583	552,606
XL Group Ltd.	18,587	733,257
Total Insurance		33,331,207
Materials—2.8%
Air Products & Chemicals, Inc.	3,925	593,538
Albemarle Corp.	1,552	211,553
Avery Dennison Corp.	4,568	449,217
Ball Corp.[1]	18,310	756,203
CF Industries Holdings, Inc.	8,017	281,878
DowDuPont, Inc.	52,391	3,627,029
Eastman Chemical Co.	7,399	669,535
Ecolab, Inc.	7,149	919,433
FMC Corp.	2,264	202,198
Freeport-McMoRan, Inc.[2]	74,519	1,046,247
International Flavors & Fragrances, Inc.	1,556	222,368
International Paper Co.	27,061	1,537,606
LyondellBasell Industries NV, Class A	23,516	2,329,260
Martin Marietta Materials, Inc.	1,353	279,029
Monsanto Co.	8,534	1,022,544
Mosaic Co. (The)	24,558	530,207
Newmont Mining Corp.	13,022	488,455
Nucor Corp.	23,564	1,320,527
Packaging Corp. of America	3,628	416,059
PPG Industries, Inc.[1]	9,663	1,049,982
Praxair, Inc.	5,643	788,553
Sealed Air Corp.	8,875	379,140
Sherwin-Williams Co. (The)	2,509	898,322
Vulcan Materials Co.	2,196	262,642

	Shares	Value
WestRock Co.	17,417	$988,066
Total Materials		21,269,591
Media—2.9%
CBS Corp., Class B	14,438	837,404
Charter Communications, Inc., Class A2	7,346	2,669,683
Comcast Corp., Class A	153,452	5,904,833
Discovery Communications, Inc., Class A1,2	10,767	229,230
Discovery Communications, Inc., Class C2	11,436	231,693
DISH Network Corp., Class A2	19,056	1,033,407
Interpublic Group of Cos., Inc. (The)[1]	26,825	557,692
News Corp., Class A	21,690	287,609
News Corp., Class B1	21,199	289,366
Omnicom Group, Inc.[1]	14,506	1,074,459
Scripps Networks Interactive, Inc., Class A	2,824	242,553
Time Warner, Inc.	20,606	2,111,085
Twenty-First Century Fox, Inc., Class A	37,142	979,806
Twenty-First Century Fox, Inc., Class B	37,773	974,166
Viacom, Inc., Class B1	32,843	914,349
Walt Disney Co. (The)	38,803	3,824,812
Total Media		22,162,147
Pharmaceuticals, Biotechnology & Life Sciences—3.6%
AbbVie, Inc.	20,961	1,862,594
Agilent Technologies, Inc.	4,580	294,036
Alexion Pharmaceuticals, Inc.[2]	1,585	222,360
Allergan PLC	4,613	945,434
Amgen, Inc.	8,338	1,554,620
Biogen, Inc.[2]	2,296	718,924
Bristol-Myers Squibb Co.	22,456	1,431,345
Celgene Corp.[2]	5,860	854,505
Eli Lilly & Co.	18,496	1,582,148
Gilead Sciences, Inc.	23,400	1,895,868
Illumina, Inc.[2]	807	160,754
Incyte Corp.[2]	730	85,220
Johnson & Johnson	37,973	4,936,870
Merck & Co., Inc.	42,183	2,700,978
Mettler-Toledo International, Inc.[2]	305	190,979
Mylan NV2	24,892	780,862
PerkinElmer, Inc.	2,201	151,803
Perrigo Co. PLC[1]	3,909	330,897
Pfizer, Inc.	103,597	3,698,413
Quintiles IMS Holdings, Inc.[2]	6,074	577,455
Regeneron Pharmaceuticals, Inc.[2]	829	370,662
Thermo Fisher Scientific, Inc.	6,950	1,314,940
Vertex Pharmaceuticals, Inc.[2]	938	142,614
Waters Corp.[2]	804	144,334

Schedule of Investments - continued
OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Zoetis, Inc.	5,327	$339,650
Total Pharmaceuticals, Biotechnology & Life Sciences		27,288,265
Real Estate—0.8%
Alexandria Real Estate Equities, Inc.	587	69,835
American Tower Corp.	3,055	417,557
Apartment Investment & Management Co., Class A	1,518	66,579
AvalonBay Communities, Inc.	787	140,417
Boston Properties, Inc.	1,508	185,303
CBRE Group, Inc., Class A2	24,676	934,727
Crown Castle International Corp.	2,692	269,146
Digital Realty Trust, Inc.	1,273	150,634
Duke Realty Corp.	2,130	61,387
Equinix, Inc.	589	262,871
Equity Residential	2,486	163,902
Essex Property Trust, Inc.	360	91,451
Extra Space Storage, Inc.	930	74,326
Federal Realty Investment Trust	443	55,025
GGP, Inc.	7,451	154,757
HCP, Inc.	5,029	139,957
Host Hotels & Resorts, Inc.	20,370	376,641
Iron Mountain, Inc.[1]	6,559	255,145
Kimco Realty Corp.	4,115	80,448
Macerich Co. (The)[1]	1,270	69,812
Mid-America Apartment Communities, Inc.	873	93,306
Prologis, Inc.	2,950	187,207
Public Storage	884	189,167
Realty Income Corp.	1,367	78,179
Regency Centers Corp.	828	51,369
SBA Communications Corp.[2]	752	108,326
Simon Property Group, Inc.	2,370	381,594
SL Green Realty Corp.	1,107	112,161
UDR, Inc.	1,747	66,438
Ventas, Inc.	3,106	202,294
Vornado Realty Trust[1]	2,308	177,439
Welltower, Inc.	3,999	281,050
Weyerhaeuser Co.	14,225	484,077
Total Real Estate		6,432,527
Retailing—6.6%
Advance Auto Parts, Inc.[1]	6,562	650,950
Amazon.com, Inc.[2]	10,408	10,005,731
AutoZone, Inc.[2]	1,311	780,189
Best Buy Co., Inc.	46,691	2,659,519
CarMax, Inc.[1,2]	16,352	1,239,645
Dollar General Corp.	19,872	1,610,626

	Shares	Value
Dollar Tree, Inc.[2]	17,138	$1,487,921
Expedia, Inc.	4,498	647,442
Foot Locker, Inc.	14,866	523,581
Gap, Inc. (The)	37,980	1,121,549
Genuine Parts Co.[1]	12,542	1,199,642
Home Depot, Inc. (The)	41,451	6,779,726
Kohl's Corp.	29,270	1,336,176
L Brands, Inc.[1]	21,233	883,505
LKQ Corp.[2]	18,210	655,378
Lowe's Cos., Inc.	59,286	4,739,323
Macy's, Inc.	77,519	1,691,465
Netflix, Inc.[2]	3,843	696,928
Nordstrom, Inc.[1]	21,572	1,017,120
O'Reilly Automotive, Inc.[2]	2,922	629,311
Priceline Group, Inc. (The)[2]	423	774,437
Ross Stores, Inc.	14,766	953,441
Signet Jewelers Ltd.[1]	6,288	418,466
Target Corp.	80,712	4,762,815
Tiffany & Co.	2,904	266,529
TJX Cos., Inc. (The)	31,517	2,323,748
Tractor Supply Co.[1]	7,820	494,928
TripAdvisor, Inc.[1,2]	2,381	96,502
Ulta Beauty, Inc.[2]	1,564	353,558
Total Retailing		50,800,151
Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc.[1,2]	26,196	333,999
Analog Devices, Inc.	3,382	291,427
Applied Materials, Inc.	19,435	1,012,369
Broadcom Ltd.	4,574	1,109,378
Intel Corp.	117,711	4,482,435
KLA-Tencor Corp.	2,490	263,940
Lam Research Corp.	3,241	599,715
Microchip Technology, Inc.[1]	2,811	252,372
Micron Technology, Inc.[2]	34,861	1,371,083
NVIDIA Corp.	3,069	548,645
Qorvo, Inc.[1,2]	2,824	199,600
QUALCOMM, Inc.	30,648	1,588,792
Skyworks Solutions, Inc.	2,260	230,294
Texas Instruments, Inc.	11,886	1,065,461
Xilinx, Inc.	2,474	175,234
Total Semiconductors & Semiconductor Equipment		13,524,744
Software & Services—5.2%
Accenture PLC, Class A	18,557	2,506,494
Activision Blizzard, Inc.	7,450	480,599
Adobe Systems, Inc.[2]	2,865	427,401

Schedule of Investments - continued
OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Akamai Technologies, Inc.[2]	3,601	$175,441
Alliance Data Systems Corp.	2,312	512,224
Alphabet, Inc., Class A2	3,609	3,514,155
Alphabet, Inc., Class C2	3,668	3,518,015
ANSYS, Inc.[2]	545	66,888
Autodesk, Inc.[2]	1,191	133,702
Automatic Data Processing, Inc.	8,002	874,779
CA, Inc.	8,410	280,726
Cadence Design Systems, Inc.[2]	3,410	134,593
Citrix Systems, Inc.[2]	2,789	214,251
Cognizant Technology Solutions Corp., Class A	13,544	982,482
CSRA, Inc.	10,652	343,740
DXC Technology Co.	9,406	807,787
eBay, Inc.[2]	16,583	637,782
Electronic Arts, Inc.[2]	2,881	340,131
Facebook, Inc., Class A2	13,276	2,268,470
Fidelity National Information Services, Inc.	7,010	654,664
Fiserv, Inc.[2]	3,125	403,000
Gartner, Inc.[2]	1,509	187,735
Global Payments, Inc.	2,677	254,395
International Business Machines Corp.	37,238	5,402,489
Intuit, Inc.	2,485	353,218
Mastercard, Inc., Class A	5,658	798,910
Microsoft Corp.	82,344	6,133,804
Oracle Corp.	58,143	2,811,214
Paychex, Inc.	3,765	225,749
PayPal Holdings, Inc.[2]	12,987	831,558
Red Hat, Inc.[2]	1,620	179,593
salesforce.com, Inc.[2]	6,423	600,037
Symantec Corp.	9,026	296,143
Synopsys, Inc.[2]	2,269	182,722
Total System Services, Inc.	4,805	314,727
VeriSign, Inc.[1,2]	772	82,133
Visa, Inc., Class A	11,633	1,224,257
Western Union Co. (The)	19,679	377,837
Total Software & Services		39,533,845
Technology Hardware & Equipment—4.2%
Amphenol Corp., Class A	5,525	467,636
Apple, Inc.	96,610	14,889,533
Cisco Systems, Inc.	104,461	3,513,023
Corning, Inc.	23,379	699,500
F5 Networks, Inc.[2]	1,234	148,771
FLIR Systems, Inc.	3,046	118,520
Harris Corp.	3,647	480,237
Hewlett Packard Enterprise Co.	226,309	3,329,005

	Shares	Value
HP, Inc.	177,796	$3,548,808
Juniper Networks, Inc.	13,059	363,432
Motorola Solutions, Inc.	4,993	423,756
NetApp, Inc.	9,491	415,326
Seagate Technology PLC[1]	22,786	755,812
TE Connectivity Ltd.	11,047	917,564
Western Digital Corp.	15,430	1,333,152
Xerox Corp.	25,345	843,735
Total Technology Hardware & Equipment		32,247,810
Telecommunication Services—3.0%
AT&T, Inc.	307,130	12,030,282
CenturyLink, Inc.[1]	62,765	1,186,258
Level 3 Communications, Inc.[2]	10,676	568,924
Verizon Communications, Inc.	181,326	8,973,824
Total Telecommunication Services		22,759,288
Transportation—3.2%
Alaska Air Group, Inc.	6,289	479,662
American Airlines Group, Inc.	60,683	2,881,836
C.H. Robinson Worldwide, Inc.[1]	13,322	1,013,804
CSX Corp.	15,369	833,922
Delta Air Lines, Inc.	56,460	2,722,501
Expeditors International of Washington, Inc.	7,842	469,422
FedEx Corp.	19,443	4,385,952
JB Hunt Transport Services, Inc.	4,660	517,633
Kansas City Southern	1,652	179,539
Norfolk Southern Corp.	5,590	739,222
Southwest Airlines Co.	26,438	1,479,999
Union Pacific Corp.	13,204	1,531,268
United Continental Holdings, Inc.[2]	42,076	2,561,587
United Parcel Service, Inc., Class B	37,110	4,456,540
Total Transportation		24,252,887
Utilities—2.9%
AES Corp.	86,400	952,128
Alliant Energy Corp.	5,454	226,723
Ameren Corp.	7,376	426,628
American Electric Power Co., Inc.	15,107	1,061,116
American Water Works Co., Inc.	2,837	229,542
CenterPoint Energy, Inc.	20,146	588,464
CMS Energy Corp.	9,487	439,438
Consolidated Edison, Inc.	9,924	800,668
Dominion Energy, Inc.[1]	10,826	832,844
DTE Energy Co.	7,426	797,255
Duke Energy Corp.[1]	18,303	1,535,988

Schedule of Investments - concluded
OPPENHEIMER LARGE CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Edison International	10,334	$797,475
Entergy Corp.	9,708	741,303
Eversource Energy	8,537	515,976
Exelon Corp.	60,548	2,280,843
FirstEnergy Corp.	30,945	954,034
NextEra Energy, Inc.	7,320	1,072,746
NiSource, Inc.	12,313	315,090
NRG Energy, Inc.	36,568	935,775
PG&E Corp.	17,974	1,223,850
Pinnacle West Capital Corp.	2,774	234,569
PPL Corp.	13,201	500,978
Public Service Enterprise Group, Inc.	13,671	632,284
SCANA Corp.	5,055	245,117
Sempra Energy	6,420	732,714
Southern Co. (The)	31,606	1,553,119
WEC Energy Group, Inc.	8,097	508,330
Xcel Energy, Inc.	16,094	761,568
Total Utilities		21,896,565
Total Common Stocks
(Cost $652,217,296)		765,501,327

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.7%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [3] (Cost $5,570,458)	5,570,458	5,570,458
Total Investments—100.6% (Cost $657,787,754)		771,071,785
Liabilities in Excess of Other Assets—(0.6)%		(4,607,147)
Net Assets—100.0%		$766,464,638

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $25,699,818; total value of the collateral held by the fund was $26,311,730. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $20,741,272.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2017.

Schedule of Investments
OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—1.5%
Cooper Tire & Rubber Co.[1]	21,549	$805,932
Dana, Inc.	65,333	1,826,711
Gentex Corp.	23,675	468,765
Thor Industries, Inc.	15,131	1,905,144
Total Automobiles & Components		5,006,552
Banks—2.8%
Associated Banc-Corp.[1]	13,353	323,810
BancorpSouth, Inc.[1]	6,567	210,472
Bank of Hawaii Corp.[1]	2,171	180,975
Bank of the Ozarks	5,691	273,453
Cathay General Bancorp	3,887	156,257
Chemical Financial Corp.[1]	3,723	194,564
Commerce Bancshares, Inc.	5,722	330,560
Cullen/Frost Bankers, Inc.[1]	3,396	322,348
East West Bancorp, Inc.	6,303	376,793
F.N.B. Corp.	20,652	289,748
First Horizon National Corp.[1]	20,448	391,579
Fulton Financial Corp.	12,123	227,306
Hancock Holding Co.	6,162	298,549
Home BancShares, Inc.[1]	6,381	160,929
International Bancshares Corp.	3,861	154,826
MB Financial, Inc.[1]	6,144	276,603
New York Community Bancorp, Inc.	37,485	483,182
PacWest Bancorp	6,452	325,891
Pinnacle Financial Partners, Inc.	2,115	141,599
Prosperity Bancshares, Inc.	3,271	215,003
Signature Bank[2]	3,039	389,114
Sterling Bancorp	7,370	181,670
SVB Financial Group[2]	2,617	489,615
Synovus Financial Corp.	8,127	374,330
TCF Financial Corp.	22,770	388,001
Texas Capital Bancshares, Inc.[1,2]	2,751	236,036
Trustmark Corp.[1]	5,287	175,105
UMB Financial Corp.	3,907	291,032
Umpqua Holdings Corp.	17,722	345,756
United Bankshares, Inc.	4,626	171,856
Valley National Bancorp[1]	21,066	253,845
Washington Federal, Inc.	4,776	160,712
Webster Financial Corp.[1]	6,024	316,561
Wintrust Financial Corp.[1]	4,270	334,384
Total Banks		9,442,464

	Shares	Value
Capital Goods—10.9%
AECOM[2]	134,474	$4,949,988
AGCO Corp.	28,451	2,098,830
Carlisle Cos., Inc.	10,316	1,034,592
Crane Co.	9,443	755,346
Curtiss-Wright Corp.	5,667	592,428
Donaldson Co., Inc.[1]	13,430	616,974
Dycom Industries, Inc.[1,2]	10,050	863,094
EMCOR Group, Inc.	28,887	2,004,180
EnerSys	9,109	630,070
Esterline Technologies Corp.[2]	6,090	549,013
GATX Corp.[1]	6,108	376,008
Graco, Inc.	3,075	380,347
Granite Construction, Inc.	12,166	705,020
Hubbell, Inc.	7,998	927,928
Huntington Ingalls Industries, Inc.	8,811	1,995,163
IDEX Corp.	4,699	570,788
ITT, Inc.	15,136	670,071
KBR, Inc.[1]	65,570	1,172,392
Kennametal, Inc.	14,313	577,386
KLX, Inc.[2]	8,497	449,746
Lennox International, Inc.	5,860	1,048,764
Lincoln Electric Holdings, Inc.	6,727	616,731
MSC Industrial Direct Co., Inc., Class A	10,370	783,661
Nordson Corp.	4,359	516,542
NOW, Inc.[1,2]	47,050	649,761
Orbital ATK, Inc.	10,794	1,437,329
Oshkosh Corp.	22,643	1,868,953
Regal Beloit Corp.	10,769	850,751
Teledyne Technologies, Inc.[2]	3,869	615,867
Terex Corp.[1]	25,491	1,147,605
Timken Co. (The)	15,518	753,399
Toro Co. (The)	10,457	648,961
Trinity Industries, Inc.	34,976	1,115,734
Valmont Industries, Inc.	4,523	715,086
Wabtec Corp.[1]	11,797	893,623
Watsco, Inc.[1]	7,278	1,172,267
Woodward, Inc.	7,413	575,323
Total Capital Goods		37,329,721
Commercial & Professional Services—3.3%
Brink's Co. (The)[1]	10,101	851,009
Clean Harbors, Inc.[2]	13,461	763,239
Copart, Inc.[1,2]	11,023	378,861
Deluxe Corp.	7,090	517,286
Dun & Bradstreet Corp. (The)	4,000	465,640

Schedule of Investments - continued
OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Herman Miller, Inc.	16,953	$608,613
HNI Corp.	14,794	613,507
ManpowerGroup, Inc.[1]	45,264	5,333,004
MSA Safety, Inc.	4,016	319,312
Pitney Bowes, Inc.	68,416	958,508
Rollins, Inc.[1]	9,512	438,884
Total Commercial & Professional Services		11,247,863
Consumer Durables & Apparel—3.9%
Brunswick Corp.	22,608	1,265,370
CalAtlantic Group, Inc.[1]	48,776	1,786,665
Carter’s, Inc.[1]	9,054	894,083
Deckers Outdoor Corp.[2]	7,271	497,409
Helen of Troy Ltd.[1,2]	4,182	405,236
KB Home	47,552	1,146,954
NVR, Inc.[2]	560	1,598,800
Polaris Industries, Inc.[1]	12,538	1,311,851
Skechers U.S.A., Inc., Class A2	38,102	955,979
Tempur Sealy International, Inc.[1,2]	12,395	799,725
Toll Brothers, Inc.	34,959	1,449,750
TRI Pointe Group, Inc.[1,2]	46,313	639,583
Tupperware Brands Corp.	9,742	602,250
Total Consumer Durables & Apparel		13,353,655
Consumer Services—2.7%
Adtalem Global Education, Inc.[1]	13,445	482,003
Brinker International, Inc.[1]	25,018	797,074
Buffalo Wild Wings, Inc.[1,2]	5,010	529,557
Cheesecake Factory, Inc. (The)[1]	14,595	614,741
Churchill Downs, Inc.[1]	1,679	346,210
Cracker Barrel Old Country Store, Inc.[1]	5,031	762,800
Domino's Pizza, Inc.[1]	3,609	716,567
Dunkin' Brands Group, Inc.	4,113	218,318
Graham Holdings Co., Class B	1,141	667,599
ILG, Inc.	17,540	468,844
International Speedway Corp., Class A	4,830	173,880
Jack in the Box, Inc.	4,276	435,810
Papa John's International, Inc.	6,120	447,188
Service Corp. International	22,474	775,353
Six Flags Entertainment Corp.	10,563	643,709
Sotheby's2	5,236	241,432
Texas Roadhouse, Inc.	11,111	545,995
Wendy’s Co. (The)[1]	21,809	338,694
Total Consumer Services		9,205,774
Diversified Financials—1.2%
Eaton Vance Corp.	7,967	393,331
FactSet Research Systems, Inc.[1]	1,900	342,209

	Shares	Value
Federated Investors, Inc., Class B1	10,642	$316,068
Janus Henderson Group PLC	9,167	319,378
Legg Mason, Inc.	20,074	789,109
MarketAxess Holdings, Inc.	547	100,927
MSCI, Inc.	2,704	316,098
SEI Investments Co.	6,586	402,141
SLM Corp.[2]	30,960	355,111
Stifel Financial Corp.	14,755	788,802
Total Diversified Financials		4,123,174
Energy—7.3%
Callon Petroleum Co.[1,2]	6,751	75,881
CONSOL Energy, Inc.[2]	36,373	616,159
Core Laboratories NV1	1,753	173,021
Diamond Offshore Drilling, Inc.[1,2]	28,568	414,236
Dril-Quip, Inc.[1,2]	2,822	124,591
Energen Corp.[2]	3,565	194,934
Ensco PLC, Class A1	101,994	608,904
Gulfport Energy Corp.[2]	16,221	232,609
HollyFrontier Corp.[1]	96,811	3,482,292
Matador Resources Co.[1,2]	4,452	120,872
Murphy Oil Corp.	20,110	534,122
Nabors Industries Ltd.[1]	80,155	646,851
Oceaneering International, Inc.	20,031	526,214
Patterson-UTI Energy, Inc.	18,912	396,017
PBF Energy, Inc., Class A1	195,970	5,410,732
QEP Resources, Inc.[2]	51,267	439,358
Rowan Cos. PLC, Class A2	33,382	428,959
SM Energy Co.[1]	21,371	379,122
Southwestern Energy Co.[1,2]	131,763	805,072
Superior Energy Services, Inc.[1,2]	40,261	429,987
Transocean Ltd.[1,2]	95,536	1,027,967
World Fuel Services Corp.	225,283	7,639,347
WPX Energy, Inc.[1,2]	24,543	282,244
Total Energy		24,989,491
Food & Staples Retailing—1.7%
Casey's General Stores, Inc.[1]	18,136	1,984,985
Sprouts Farmers Market, Inc.[2]	56,838	1,066,849
United Natural Foods, Inc.[1,2]	63,577	2,644,168
Total Food & Staples Retailing		5,696,002
Food, Beverage & Tobacco—3.3%
Boston Beer Co., Inc. (The), Class A1,2	1,478	230,864
Dean Foods Co.[1]	183,791	1,999,646
Flowers Foods, Inc.[1]	55,805	1,049,692
Hain Celestial Group, Inc. (The)[2]	18,038	742,264
Ingredion, Inc.	12,014	1,449,369

Schedule of Investments - continued
OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Lamb Weston Holdings, Inc.	17,553	$823,060
Lancaster Colony Corp.[1]	2,634	316,396
Post Holdings, Inc.[1,2]	15,355	1,355,386
Sanderson Farms, Inc.	6,444	1,040,835
Snyder's-Lance, Inc.[1]	15,996	610,087
Tootsie Roll Industries, Inc.	3,565	135,470
TreeHouse Foods, Inc.[1,2]	24,697	1,672,728
Total Food, Beverage & Tobacco		11,425,797
Health Care Equipment & Services—7.3%
ABIOMED, Inc.[2]	773	130,328
Acadia Healthcare Co., Inc.[1,2]	15,365	733,833
Allscripts Healthcare Solutions, Inc.[1,2]	31,469	447,804
Globus Medical, Inc., Class A1,2	5,074	150,799
Halyard Health, Inc.[2]	8,988	404,730
HealthSouth Corp.	21,549	998,796
Hill-Rom Holdings, Inc.	9,018	667,332
LifePoint Health, Inc.[1,2]	29,309	1,696,991
LivaNova PLC[2]	4,822	337,829
Masimo Corp.[2]	2,201	190,519
Medidata Solutions, Inc.[1,2]	1,785	139,337
MEDNAX, Inc.[1,2]	19,976	861,365
Molina Healthcare, Inc.[1,2]	74,126	5,096,904
NuVasive, Inc.[1,2]	4,516	250,457
Owens & Minor, Inc.	85,012	2,482,350
STERIS PLC	7,649	676,172
Teleflex, Inc.[1]	2,192	530,398
Tenet Healthcare Corp.[1,2]	305,509	5,019,513
WellCare Health Plans, Inc.[2]	22,708	3,899,872
West Pharmaceutical Services, Inc.	4,377	421,330
Total Health Care Equipment & Services		25,136,659
Household & Personal Products—0.9%
Avon Products, Inc.[2]	584,431	1,361,724
Edgewell Personal Care Co.[2]	8,163	594,022
Energizer Holdings, Inc.	9,753	449,126
Nu Skin Enterprises, Inc., Class A1	9,128	561,189
Total Household & Personal Products		2,966,061
Insurance—5.8%
Alleghany Corp.[2]	2,793	1,547,350
American Financial Group, Inc.	16,683	1,725,857
Aspen Insurance Holdings Ltd.	16,480	665,792
Brown & Brown, Inc.	10,007	482,237
CNO Financial Group, Inc.[1]	47,624	1,111,544
First American Financial Corp.	30,269	1,512,542
Genworth Financial, Inc., Class A2	559,071	2,152,423
Hanover Insurance Group, Inc. (The)	13,455	1,304,193

	Shares	Value
Kemper Corp.[1]	13,645	$723,185
Mercury General Corp.	14,584	826,767
Old Republic International Corp.	79,157	1,558,601
Primerica, Inc.[1]	5,622	458,474
Reinsurance Group of America, Inc.	23,055	3,216,864
RenaissanceRe Holdings Ltd.	3,365	454,746
W.R. Berkley Corp.[1]	30,260	2,019,553
Total Insurance		19,760,128
Materials—8.9%
Allegheny Technologies, Inc.[1,2]	37,813	903,731
AptarGroup, Inc.[1]	7,170	618,843
Ashland Global Holdings, Inc.	18,802	1,229,463
Bemis Co., Inc.[1]	22,046	1,004,636
Cabot Corp.	12,684	707,767
Carpenter Technology Corp.	11,386	546,870
Chemours Co. (The)	30,238	1,530,345
Commercial Metals Co.[1]	69,341	1,319,559
Compass Minerals International, Inc.[1]	4,618	299,708
Domtar Corp.	31,051	1,347,303
Eagle Materials, Inc.	3,269	348,802
Greif, Inc., Class A1	15,506	907,721
Louisiana-Pacific Corp.[2]	23,695	641,661
Minerals Technologies, Inc.	6,270	442,975
NewMarket Corp.	1,285	547,089
Olin Corp.[1]	48,623	1,665,338
Owens-Illinois, Inc.[2]	69,988	1,760,898
PolyOne Corp.	23,173	927,615
Reliance Steel & Aluminum Co.	31,916	2,431,042
Royal Gold, Inc.	1,256	108,066
RPM International, Inc.	25,798	1,324,469
Scotts Miracle-Gro Co., (The)	8,028	781,445
Sensient Technologies Corp.	4,719	362,985
Silgan Holdings, Inc.	33,120	974,722
Sonoco Products Co.	25,379	1,280,371
Steel Dynamics, Inc.	66,866	2,304,871
United States Steel Corp.[1]	112,002	2,873,971
Valvoline, Inc.[1]	23,479	550,583
Worthington Industries, Inc.	15,296	703,616
Total Materials		30,446,465
Media—1.9%
AMC Networks, Inc., Class A1,2	12,591	736,196
Cable One, Inc.	306	220,969
Cinemark Holdings, Inc.[1]	22,223	804,695
John Wiley & Sons, Inc., Class A	8,456	452,396
Live Nation Entertainment, Inc.[2]	57,269	2,494,065

Schedule of Investments - continued
OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Meredith Corp.[1]	7,981	$442,945
New York Times Co., (The), Class A	21,740	426,104
TEGNA, Inc.[1]	62,665	835,324
Total Media		6,412,694
Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Akorn, Inc.[2]	7,936	263,396
Bio-Rad Laboratories, Inc., Class A2	2,441	542,439
Bio-Techne Corp.	1,184	143,134
Bioverativ, Inc.[2]	4,723	269,541
Catalent, Inc.[2]	13,183	526,265
Charles River Laboratories International, Inc.[2]	4,332	467,943
Endo International PLC[2]	113,258	970,055
INC Research Holdings, Inc., Class A2	7,436	388,903
Mallinckrodt PLC[1,2]	20,306	758,835
Prestige Brands Holdings, Inc.[1,2]	4,701	235,473
United Therapeutics Corp.[2]	3,421	400,907
Total Pharmaceuticals, Biotechnology & Life Sciences		4,966,891
Real Estate—2.7%
Alexander & Baldwin, Inc.[1]	2,530	117,215
American Campus Communities, Inc.	4,175	184,326
Camden Property Trust	2,469	225,790
CoreCivic, Inc.	18,120	485,072
CoreSite Realty Corp.	1,019	114,026
Corporate Office Properties Trust	4,509	148,031
Cousins Properties, Inc.	12,560	117,310
CyrusOne, Inc.	2,467	145,380
DCT Industrial Trust, Inc.	1,818	105,299
Douglas Emmett, Inc.	4,993	196,824
Education Realty Trust, Inc.	2,027	72,830
EPR Properties	1,900	132,506
First Industrial Realty Trust, Inc.	3,162	95,145
GEO Group, Inc. (The)	21,907	589,298
Healthcare Realty Trust, Inc.	3,217	104,038
Highwoods Properties, Inc.	3,379	176,012
Hospitality Properties Trust	19,109	544,415
JBG SMITH Properties[2]	3,666	125,414
Jones Lang LaSalle, Inc.[1]	15,442	1,907,087
Kilroy Realty Corp.	2,621	186,406
Lamar Advertising Co., Class A1	6,112	418,855
LaSalle Hotel Properties	10,403	301,895
Liberty Property Trust	4,400	180,664
Life Storage, Inc.[1]	1,730	141,531
Mack-Cali Realty Corp.	7,042	166,966
Medical Properties Trust, Inc.	11,904	156,300
National Retail Properties, Inc.[1]	3,393	141,352

	Shares	Value
Omega Healthcare Investors, Inc.[1]	7,250	$231,348
Potlatch Corp.	3,441	175,491
Quality Care Properties, Inc.[2]	7,555	117,103
Rayonier, Inc.	7,360	212,630
Sabra Health Care REIT, Inc.	2,773	60,840
Senior Housing Properties Trust	13,929	272,312
Tanger Factory Outlet Centers, Inc.[1]	5,151	125,787
Taubman Centers, Inc.	3,033	150,740
Uniti Group, Inc.	11,135	163,239
Urban Edge Properties	3,819	92,114
Washington Prime Group, Inc.	25,128	209,316
Weingarten Realty Investors	4,556	144,608
Total Real Estate		9,235,515
Retailing—8.6%
Aaron’s, Inc.	19,242	839,528
American Eagle Outfitters, Inc.	69,809	998,269
AutoNation, Inc.[1,2]	120,300	5,709,438
Bed Bath & Beyond, Inc.	108,683	2,550,790
Big Lots, Inc.[1]	27,369	1,466,157
Dick’s Sporting Goods, Inc.[1]	74,765	2,019,403
Dillard's, Inc., Class A	27,077	1,518,207
GameStop Corp., Class A1	111,879	2,311,420
HSN, Inc.	23,638	923,064
Michaels Cos., Inc. (The)[1,2]	61,431	1,318,924
Murphy USA, Inc.[1,2]	47,049	3,246,381
Office Depot, Inc.	597,652	2,713,340
Pool Corp.	6,602	714,138
Sally Beauty Holdings, Inc.[1,2]	49,561	970,404
Urban Outfitters, Inc.[1,2]	38,415	918,119
Williams-Sonoma, Inc.[1]	26,902	1,341,334
Total Retailing		29,558,916
Semiconductors & Semiconductor Equipment—1.2%
Cirrus Logic, Inc.[1,2]	7,260	387,103
Cree, Inc.[1,2]	14,429	406,754
Cypress Semiconductor Corp.	39,778	597,466
First Solar, Inc.[2]	15,027	689,439
Integrated Device Technology, Inc.[1,2]	7,023	186,671
Microsemi Corp.[2]	9,360	481,853
Monolithic Power Systems, Inc.	1,050	111,878
Silicon Laboratories, Inc.[1,2]	2,441	195,036
Synaptics, Inc.[1,2]	10,869	425,847
Teradyne, Inc.	13,918	519,002
Versum Materials, Inc.	7,354	285,482
Total Semiconductors & Semiconductor Equipment		4,286,531

Schedule of Investments - continued
OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Software & Services—3.9%
ACI Worldwide, Inc.[1,2]	11,593	$264,089
Acxiom Corp.[2]	9,599	236,519
Blackbaud, Inc.[1]	2,417	212,213
Broadridge Financial Solutions, Inc.	13,522	1,092,848
Cars.com, Inc.[1,2]	6,017	160,112
CDK Global, Inc.	9,418	594,182
CommVault Systems, Inc.[2]	2,812	170,970
Convergys Corp.	30,922	800,571
CoreLogic, Inc.[2]	10,369	479,255
DST Systems, Inc.	9,118	500,396
Fair Isaac Corp.	1,686	236,883
Fortinet, Inc.[2]	9,407	337,147
j2 Global, Inc.[1]	3,445	254,517
Jack Henry & Associates, Inc.[1]	3,617	371,791
Leidos Holdings, Inc.	43,369	2,568,312
LogMeIn, Inc.	1,429	157,261
Manhattan Associates, Inc.[1,2]	3,643	151,439
MAXIMUS, Inc.	9,988	644,226
PTC, Inc.[2]	5,267	296,427
Sabre Corp.	49,015	887,171
Science Applications International Corp.[1]	18,009	1,203,902
Take-Two Interactive Software, Inc.[2]	4,937	504,710
Teradata Corp.[1,2]	17,857	603,388
Tyler Technologies, Inc.[1,2]	1,210	210,927
Ultimate Software Group, Inc. (The)[1,2]	1,185	224,676
WEX, Inc.[2]	2,747	308,268
Total Software & Services		13,472,200
Technology Hardware & Equipment—11.8%
3D Systems Corp.[1,2]	12,084	161,805
ARRIS International PLC[2]	62,571	1,782,648
Arrow Electronics, Inc.[2]	80,632	6,483,619
Avnet, Inc.	117,847	4,631,387
Belden, Inc.	7,758	624,752
Brocade Communications Systems, Inc.	50,423	602,555
Ciena Corp.[1,2]	31,981	702,623
Cognex Corp.	1,372	151,304
Coherent, Inc.[2]	1,510	355,107
Diebold Nixdorf, Inc.[1]	54,911	1,254,716
InterDigital, Inc.	2,622	193,373
IPG Photonics Corp.[2]	1,731	320,339
Jabil, Inc.[1]	153,527	4,383,196
Keysight Technologies, Inc.[2]	18,684	778,375
Knowles Corp.[1,2]	14,968	228,561
Littelfuse, Inc.[1]	1,627	318,697

	Shares	Value
National Instruments Corp.[1]	7,982	$336,601
NCR Corp.[2]	45,623	1,711,775
NetScout Systems, Inc.[1,2]	8,989	290,794
Plantronics, Inc.	5,205	230,165
SYNNEX Corp.	33,649	4,256,935
Tech Data Corp.[1,2]	84,835	7,537,590
Trimble, Inc.[2]	15,821	620,974
VeriFone Systems, Inc.[1,2]	23,033	467,109
ViaSat, Inc.[1,2]	6,641	427,149
Vishay Intertechnology, Inc.[1]	34,481	648,243
Zebra Technologies Corp., Class A2	8,935	970,162
Total Technology Hardware & Equipment		40,470,554
Telecommunication Services—1.0%
Frontier Communications Corp.[1]	183,158	2,159,433
Telephone & Data Systems, Inc.[1]	48,705	1,358,382
Total Telecommunication Services		3,517,815
Transportation—2.8%
Avis Budget Group, Inc.[1,2]	61,093	2,325,200
Genesee & Wyoming, Inc., Class A1,2	7,554	559,072
JetBlue Airways Corp.[2]	90,907	1,684,507
Kirby Corp.[1,2]	7,359	485,326
Knight-Swift Transportation Holdings, Inc.[2]	7,218	299,908
Landstar System, Inc.	9,033	900,138
Old Dominion Freight Line, Inc.	8,004	881,320
Ryder System, Inc.	22,997	1,944,396
Werner Enterprises, Inc.	15,628	571,203
Total Transportation		9,651,070
Utilities—3.1%
Aqua America, Inc.[1]	6,238	207,039
Atmos Energy Corp.	8,939	749,446
Black Hills Corp.	6,292	433,330
Great Plains Energy, Inc.	22,717	688,325
Hawaiian Electric Industries, Inc.	19,020	634,697
IDACORP, Inc.[1]	3,747	329,474
MDU Resources Group, Inc.	40,745	1,057,333
National Fuel Gas Co.	6,692	378,834
New Jersey Resources Corp.	13,253	558,614
NorthWestern Corp.	5,587	318,124
OGE Energy Corp.	16,630	599,179
ONE Gas, Inc.[1]	5,217	384,180
PNM Resources, Inc.[1]	8,768	353,350
Southwest Gas Holdings, Inc.	7,806	605,902
UGI Corp.	31,905	1,495,068
Vectren Corp.	10,096	664,014

Schedule of Investments - concluded
OPPENHEIMER MID CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Westar Energy, Inc.	13,026	$646,090
WGL Holdings, Inc.	7,226	608,429
Total Utilities		10,711,428
Total Common Stocks
(Cost $299,505,327)		342,413,420

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—9.8%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [3] (Cost $33,746,168)	33,746,168	33,746,168
Total Investments—109.7% (Cost $333,251,495)		376,159,588
Liabilities in Excess of Other Assets—(9.7)%		(33,262,910)
Net Assets—100.0%		$342,896,678

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $109,527,475; total value of the collateral held by the fund was $112,062,713. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $78,316,545.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2017.

Schedule of Investments
OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—2.2%
American Axle & Manufacturing Holdings, Inc.[1]	204,034	$3,586,918
Cooper-Standard Holding, Inc.[1]	22,894	2,655,017
Dorman Products, Inc.[1,2]	8,745	626,317
Fox Factory Holding Corp.[1,2]	7,269	313,294
Gentherm, Inc.[1,2]	19,248	715,063
LCI Industries[2]	11,879	1,376,182
Motorcar Parts of America, Inc.[1,2]	10,829	319,022
Standard Motor Products, Inc.	16,288	785,896
Superior Industries International, Inc.	33,995	566,017
Winnebago Industries, Inc.[2]	23,467	1,050,148
Total Automobiles & Components		11,993,874
Banks—2.3%
Ameris Bancorp	5,760	276,480
Banc of California, Inc.[2]	20,254	420,270
Bank Mutual Corp.	8,079	82,002
Banner Corp.	5,953	364,800
BofI Holding, Inc.[1,2]	11,691	332,843
Boston Private Financial Holdings, Inc.	17,801	294,607
Brookline Bancorp, Inc.	13,101	203,065
Central Pacific Financial Corp.	4,859	156,363
City Holding Co.[2]	2,051	147,487
Columbia Banking System, Inc.	7,908	333,006
Community Bank System, Inc.[2]	6,081	335,975
Customers Bancorp, Inc.[1,2]	9,266	302,257
CVB Financial Corp.	9,858	238,268
Dime Community Bancshares, Inc.[2]	7,516	161,594
Fidelity Southern Corp.[2]	9,862	233,138
First BanCorp[1]	80,657	412,964
First Commonwealth Financial Corp.	15,266	215,709
First Financial Bancorp	10,552	275,935
First Financial Bankshares, Inc.[2]	5,432	245,526
First Midwest Bancorp, Inc.	18,402	430,975
Glacier Bancorp, Inc.	9,323	352,036
Great Western Bancorp, Inc.	9,430	389,270
Hanmi Financial Corp.	5,574	172,515
HomeStreet, Inc.[1]	13,617	367,659
Hope Bancorp, Inc.	24,581	435,329
Independent Bank Corp.	3,285	245,225
LegacyTexas Financial Group, Inc.	7,067	282,115
LendingTree, Inc.[1,2]	1,355	331,230
Meta Financial Group, Inc.[2]	2,327	182,437
National Bank Holdings Corp., Class A	4,239	151,290
NBT Bancorp, Inc.[2]	8,148	299,195

	Shares	Value
Northfield Bancorp, Inc.	5,728	$99,381
Northwest Bancshares, Inc.[2]	18,704	323,018
OFG Bancorp	30,848	282,259
Old National Bancorp[2]	27,917	510,881
Opus Bank[1,2]	10,143	243,432
Oritani Financial Corp.	6,692	112,426
Provident Financial Services, Inc.	10,073	268,647
S&T Bancorp, Inc.[2]	5,434	215,078
ServisFirst Bancshares, Inc.	5,032	195,493
Simmons First National Corp., Class A2	5,616	325,166
Southside Bancshares, Inc.[2]	4,319	157,039
Tompkins Financial Corp.[2]	2,528	217,762
TrustCo Bank Corp.	15,449	137,496
United Community Banks, Inc.	11,735	334,917
Walker & Dunlop, Inc.[1,2]	9,027	472,383
Westamerica Bancorporation[2]	2,273	135,334
Total Banks		12,702,277
Capital Goods—11.4%
AAON, Inc.	8,003	275,903
AAR Corp.	33,822	1,277,795
Actuant Corp., Class A	28,467	728,755
Aegion Corp.[1]	40,221	936,345
Aerojet Rocketdyne Holdings, Inc.[1,2]	44,510	1,558,295
Aerovironment, Inc.[1,2]	3,651	197,592
Alamo Group, Inc.[2]	6,192	664,835
Albany International Corp., Class A2	10,070	578,018
American Woodmark Corp.[1,2]	7,842	754,793
Apogee Enterprises, Inc.	17,082	824,377
Applied Industrial Technologies, Inc.	29,386	1,933,599
Astec Industries, Inc.	15,901	890,615
Axon Enterprise, Inc.[1,2]	9,360	212,191
AZZ, Inc.	11,151	543,054
Barnes Group, Inc.[2]	14,028	988,132
Briggs & Stratton Corp.	54,619	1,283,547
Chart Industries, Inc.[1,2]	16,120	632,388
CIRCOR International, Inc.[2]	8,031	437,127
Comfort Systems USA, Inc.	32,873	1,173,566
Cubic Corp.	22,054	1,124,754
DXP Enterprises, Inc.[1]	21,716	683,837
Encore Wire Corp.	16,608	743,623
Engility Holdings, Inc.[1,2]	43,840	1,520,371
EnPro Industries, Inc.	10,845	873,348
ESCO Technologies, Inc.	7,677	460,236
Federal Signal Corp.	27,143	577,603
Franklin Electric Co., Inc.[2]	17,044	764,423

Schedule of Investments - continued
OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
General Cable Corp.	133,117	$2,509,256
Gibraltar Industries, Inc.[1]	22,130	689,350
Greenbrier Cos., Inc. (The)[2]	34,508	1,661,560
Griffon Corp.	63,545	1,410,699
Harsco Corp.[1]	57,159	1,194,623
Hillenbrand, Inc.	29,280	1,137,528
Insteel Industries, Inc.	10,849	283,267
John Bean Technologies Corp.[2]	10,545	1,066,100
Kaman Corp.	23,874	1,331,692
Lindsay Corp.	3,982	365,946
Lydall, Inc.[1]	8,132	465,964
Mercury Systems, Inc.[1,2]	5,877	304,899
Moog, Inc., Class A1	21,637	1,805,175
Mueller Industries, Inc.	47,480	1,659,426
MYR Group, Inc.[1]	32,285	940,785
National Presto Industries, Inc.[2]	2,216	235,893
Orion Group Holdings, Inc.[1]	67,438	442,393
Patrick Industries, Inc.[1]	12,247	1,029,973
PGT Innovations, Inc.[1]	23,823	356,154
Powell Industries, Inc.[2]	10,185	305,448
Proto Labs, Inc.[1]	2,799	224,760
Quanex Building Products Corp.[2]	30,071	690,129
Raven Industries, Inc.	6,773	219,445
Simpson Manufacturing Co., Inc.	13,418	658,019
SPX Corp.[1]	38,142	1,119,086
SPX FLOW, Inc.[1,2]	35,248	1,359,163
Standex International Corp.	5,177	549,797
Tennant Co.[2]	9,502	629,032
Titan International, Inc.	94,680	961,002
Trex Co., Inc.[1,2]	4,135	372,439
Triumph Group, Inc.[2]	81,655	2,429,236
Universal Forest Products, Inc.[2]	27,254	2,675,253
Veritiv Corp.[1,2]	181,423	5,896,248
Vicor Corp.[1,2]	7,665	180,894
Wabash National Corp.	56,294	1,284,629
Watts Water Technologies, Inc., Class A	15,036	1,040,491
Total Capital Goods		62,124,876
Commercial & Professional Services—7.4%
ABM Industries, Inc.	88,620	3,696,340
Brady Corp., Class A	20,700	785,565
Essendant, Inc.	289,567	3,813,597
Exponent, Inc.	3,169	234,189
FTI Consulting, Inc.[1]	34,830	1,235,768
Healthcare Services Group, Inc.[2]	22,354	1,206,445
Heidrick & Struggles International, Inc.	21,944	464,116

	Shares	Value
Insperity, Inc.	26,143	$2,300,584
Interface, Inc.	31,658	693,310
Kelly Services, Inc., Class A	156,988	3,938,829
Korn/Ferry International	30,132	1,188,105
LSC Communications, Inc.[2]	143,126	2,363,010
Matthews International Corp., Class A	16,965	1,056,071
Mobile Mini, Inc.	10,793	371,819
Multi-Color Corp.	7,651	627,000
Navigant Consulting, Inc.[1]	44,894	759,607
On Assignment, Inc.[1,2]	34,730	1,864,306
Resources Connection, Inc.	31,658	440,046
RR Donnelley & Sons Co.[2]	560,089	5,768,917
Team, Inc.[1,2]	61,650	823,028
Tetra Tech, Inc.[2]	42,643	1,985,032
TrueBlue, Inc.[1,2]	82,380	1,849,431
UniFirst Corp.[2]	7,258	1,099,587
US Ecology, Inc.[2]	6,435	346,203
Viad Corp.[2]	16,060	978,054
WageWorks, Inc.[1]	5,020	304,714
Total Commercial & Professional Services		40,193,673
Consumer Durables & Apparel—4.7%
Callaway Golf Co.	46,242	667,272
Cavco Industries, Inc.[1,2]	3,995	589,462
Crocs, Inc.[1]	74,096	718,731
Ethan Allen Interiors, Inc.	17,072	553,133
Fossil Group, Inc.[1,2]	232,395	2,168,245
G-III Apparel Group Ltd.[1,2]	55,642	1,614,731
Iconix Brand Group, Inc.[1,2]	35,893	204,231
Installed Building Products, Inc.[1,2]	11,519	746,431
iRobot Corp.[1,2]	5,867	452,111
La-Z-Boy, Inc.	40,859	1,099,107
LGI Homes, Inc.[1,2]	14,081	683,914
M.D.C. Holdings, Inc.	54,414	1,807,089
M/I Homes, Inc.[1]	49,661	1,327,439
Meritage Homes Corp.[1,2]	52,458	2,329,135
Movado Group, Inc.	13,293	372,204
Nautilus, Inc.[1,2]	16,146	272,868
Oxford Industries, Inc.	11,540	733,252
Perry Ellis International, Inc.[1]	24,554	580,948
Steven Madden Ltd.[1,2]	23,845	1,032,489
Sturm Ruger & Co., Inc.[2]	8,883	459,251
TopBuild Corp.[1,2]	20,978	1,367,136
Unifi, Inc.[1]	13,189	469,924
Universal Electronics, Inc.[1]	7,741	490,779
Vera Bradley, Inc.[1]	37,783	332,868

Schedule of Investments - continued
OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Vista Outdoor, Inc.[1,2]	77,372	$1,774,914
William Lyon Homes, Class A1,2	40,513	931,394
Wolverine World Wide, Inc.	62,838	1,812,876
Total Consumer Durables & Apparel		25,591,934
Consumer Services—3.2%
American Public Education, Inc.[1]	10,823	227,824
Belmond Ltd., Class A1,2	29,356	400,709
Biglari Holdings, Inc.[1,2]	1,817	605,588
BJ's Restaurants, Inc.[1]	23,402	712,591
Boyd Gaming Corp.[2]	58,573	1,525,827
Capella Education Co.	4,376	306,976
Career Education Corp.[1]	43,729	454,344
Chuy's Holdings, Inc.[1]	12,196	256,726
Dave & Buster's Entertainment, Inc.[1]	13,568	712,049
DineEquity, Inc.[2]	10,038	431,433
El Pollo Loco Holdings, Inc.[1,2]	23,069	280,288
Fiesta Restaurant Group, Inc.[1,2]	27,451	521,569
Marcus Corp. (The)	15,560	431,012
Marriott Vacations Worldwide Corp.[2]	11,415	1,421,510
Monarch Casino & Resort, Inc.[1]	4,361	172,390
Penn National Gaming, Inc.[1]	92,200	2,156,558
Red Robin Gourmet Burgers, Inc.[1,2]	14,765	989,255
Regis Corp.[1]	87,906	1,254,419
Ruby Tuesday, Inc.[1]	287,882	616,067
Ruth's Hospitality Group, Inc.[2]	13,086	274,152
Scientific Games Corp., Class A1,2	55,095	2,526,106
Shake Shack, Inc., Class A1,2	6,825	226,795
Sonic Corp.[2]	14,563	370,628
Strayer Education, Inc.[2]	3,733	325,779
Wingstop, Inc.[2]	1,982	65,902
Total Consumer Services		17,266,497
Diversified Financials—4.6%
Apollo Commercial Real Estate Finance, Inc.	11,981	216,976
Armour Residential REIT, Inc.	4,587	123,390
Capstead Mortgage Corp.	14,663	141,498
Donnelley Financial Solutions, Inc.[1]	30,814	664,350
Encore Capital Group, Inc.[1,2]	16,690	739,367
Enova International, Inc.[1]	42,303	568,975
Evercore, Inc., Class A	14,985	1,202,546
EZCORP, Inc., Class A1	53,868	511,746
Financial Engines, Inc.[2]	9,482	329,500
FirstCash, Inc.	18,351	1,158,866
Green Dot Corp., Class A1	11,262	558,370
Greenhill & Co., Inc.[2]	14,529	241,181
Interactive Brokers Group, Inc., Class A2	21,579	971,918

	Shares	Value
INTL. FCStone, Inc.[1]	374,330	$14,344,326
Investment Technology Group, Inc.	15,618	345,783
Piper Jaffray Cos.	10,447	620,029
PRA Group, Inc.[1,2]	17,821	510,572
Virtus Investment Partners, Inc.[2]	2,085	241,964
Waddell & Reed Financial, Inc., Class A	42,764	858,273
WisdomTree Investments, Inc.[2]	15,437	157,149
World Acceptance Corp.[1,2]	4,453	369,109
Total Diversified Financials		24,875,888
Energy—3.0%
Archrock, Inc.	45,802	574,815
Atwood Oceanics, Inc.[1,2]	54,442	511,210
Bill Barrett Corp.[1,2]	39,253	168,395
Bristow Group, Inc.[2]	100,288	937,693
CARBO Ceramics, Inc.[1,2]	11,212	96,760
Carrizo Oil & Gas, Inc.[1,2]	28,101	481,370
Cloud Peak Energy, Inc.[1]	175,449	642,143
Contango Oil & Gas Co.[1]	13,297	66,884
Denbury Resources, Inc.[1]	609,405	816,603
Era Group, Inc.[1]	15,298	171,185
Exterran Corp.[1,2]	24,711	781,115
Geospace Technologies Corp.[1]	2,961	52,765
Green Plains, Inc.[2]	119,515	2,408,227
Gulf Island Fabrication, Inc.	11,356	144,221
Helix Energy Solutions Group, Inc.[1,2]	50,321	371,872
Matrix Service Co.[1]	56,138	853,298
McDermott International, Inc.[1,2]	251,933	1,831,553
Newpark Resources, Inc.[1,2]	42,442	424,420
Noble Corp. PLC[1,2]	250,469	1,152,157
Oil States International, Inc.[1]	16,753	424,689
PDC Energy, Inc.[1,2]	11,353	556,638
Pioneer Energy Services Corp.[1]	108,768	277,358
REX American Resources Corp.[1,2]	3,539	332,064
SEACOR Holdings, Inc.[1,2]	11,959	551,430
SRC Energy, Inc.[1,2]	15,287	147,825
Tesco Corp.[1]	19,943	108,689
TETRA Technologies, Inc.[1]	210,917	603,223
U.S. Silica Holdings, Inc.[2]	19,756	613,819
Unit Corp.[1,2]	24,898	512,401
Total Energy		16,614,822
Food & Staples Retailing—3.4%
Andersons, Inc. (The)	80,425	2,754,556
SpartanNash Co.	216,904	5,719,759
SUPERVALU, Inc.[1]	452,787	9,848,117
Total Food & Staples Retailing		18,322,432

Schedule of Investments - continued
OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Food, Beverage & Tobacco—2.1%
B&G Foods, Inc.	32,525	$1,035,921
Bob Evans Farms, Inc.	5,961	462,037
Calavo Growers, Inc.[2]	9,715	711,138
Cal-Maine Foods, Inc.[1,2]	19,147	786,942
Coca-Cola Bottling Co. Consolidated[2]	11,918	2,571,308
Darling Ingredients, Inc.[1]	133,360	2,336,467
J&J Snack Foods Corp.	5,527	725,695
John B. Sanfilippo & Son, Inc.	8,992	605,252
Seneca Foods Corp., Class A1	26,993	931,259
Universal Corp.	23,966	1,373,252
Total Food, Beverage & Tobacco		11,539,271
Health Care Equipment & Services—9.1%
Abaxis, Inc.	3,457	154,355
Aceto Corp.	40,613	456,084
Almost Family, Inc.[1]	9,938	533,671
Amedisys, Inc.[1]	19,252	1,077,342
AMN Healthcare Services, Inc.[1,2]	33,952	1,551,606
Analogic Corp.	4,522	378,717
AngioDynamics, Inc.[1]	13,140	224,563
Anika Therapeutics, Inc.[1]	1,374	79,692
BioTelemetry, Inc.[1,2]	3,985	131,505
Cantel Medical Corp.	6,037	568,504
Chemed Corp.[2]	5,658	1,143,199
Community Health Systems, Inc.[1,2]	1,601,539	12,299,820
Computer Programs & Systems, Inc.	6,104	180,373
CONMED Corp.	10,218	536,138
CorVel Corp.[1]	7,025	382,160
Cross Country Healthcare, Inc.[1,2]	46,155	656,786
CryoLife, Inc.[1,2]	5,509	125,054
Diplomat Pharmacy, Inc.[1,2]	162,097	3,357,029
Ensign Group, Inc. (The)	57,852	1,306,877
Haemonetics Corp.[1,2]	13,856	621,719
HealthEquity, Inc.[1,2]	2,795	141,371
HealthStream, Inc.[1,2]	6,680	156,112
Heska Corp.[1,2]	1,024	90,204
HMS Holdings Corp.[1]	18,006	357,599
ICU Medical, Inc.[1,2]	2,894	537,850
Inogen, Inc.[1,2]	1,431	136,088
Integer Holdings Corp.[1]	20,613	1,054,355
Integra LifeSciences Holdings Corp.[1,2]	13,482	680,571
Invacare Corp.	43,600	686,700
Kindred Healthcare, Inc.[2]	631,758	4,295,954
Landauer, Inc.	1,512	101,758
Lantheus Holdings, Inc.[1,2]	12,567	223,693

	Shares	Value
LeMaitre Vascular, Inc.[2]	1,751	$65,522
LHC Group, Inc.[1]	10,034	711,611
Magellan Health, Inc.[1]	43,324	3,738,861
Meridian Bioscience, Inc.	9,270	132,561
Merit Medical Systems, Inc.[1,2]	10,954	463,902
Natus Medical, Inc.[1,2]	8,528	319,800
Neogen Corp.[1]	3,437	266,230
Omnicell, Inc.[1,2]	9,177	468,486
OraSure Technologies, Inc.[1]	4,497	101,183
Orthofix International NV1	5,775	272,869
PharMerica Corp.[1]	51,063	1,496,146
Providence Service Corp. (The)[1]	20,948	1,132,868
Quality Systems, Inc.[1]	21,665	340,790
Quorum Health Corp.[1]	326,525	1,691,400
Select Medical Holdings Corp.[1]	163,075	3,131,040
Surmodics, Inc.[1]	1,696	52,576
Tivity Health, Inc.[1,2]	9,129	372,463
US Physical Therapy, Inc.	4,313	265,034
Varex Imaging Corp.[1,2]	13,816	467,533
Total Health Care Equipment & Services		49,718,324
Household & Personal Products—0.4%
Central Garden & Pet Co.[1,2]	18,491	718,191
Central Garden & Pet Co., Class A1	19,271	716,689
Inter Parfums, Inc.	9,369	386,471
Medifast, Inc.	3,498	207,676
WD-40 Co.[2]	2,357	263,748
Total Household & Personal Products		2,292,775
Insurance—3.0%
American Equity Investment Life Holding Co.	53,574	1,557,932
AMERISAFE, Inc.[2]	4,591	267,196
eHealth, Inc.[1,2]	5,271	125,924
Employers Holdings, Inc.[2]	12,808	582,124
HCI Group, Inc.	4,924	188,343
Horace Mann Educators Corp.	21,020	827,137
Infinity Property & Casualty Corp.	11,682	1,100,444
Maiden Holdings Ltd.[2]	259,389	2,062,143
Navigators Group, Inc. (The)[2]	14,943	871,924
ProAssurance Corp.	11,065	604,702
RLI Corp.	10,276	589,431
Safety Insurance Group, Inc.	7,737	590,333
Selective Insurance Group, Inc.	32,035	1,725,085
Stewart Information Services Corp.	37,383	1,411,582
Third Point Reinsurance Ltd.[1,2]	137,744	2,148,806
United Fire Group, Inc.	18,881	865,128
United Insurance Holdings Corp.	23,526	383,474

Schedule of Investments - continued
OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Universal Insurance Holdings, Inc.	22,910	$526,930
Total Insurance		16,428,638
Materials—6.3%
A. Schulman, Inc.	52,369	1,788,401
AdvanSix, Inc.[1]	25,896	1,029,366
AK Steel Holding Corp.[1,2]	701,770	3,922,894
American Vanguard Corp.	10,369	237,450
Balchem Corp.	4,974	404,337
Boise Cascade Co.[1]	88,127	3,075,632
Calgon Carbon Corp.[2]	28,483	609,536
Century Aluminum Co.[1,2]	48,227	799,604
Clearwater Paper Corp.[1]	25,076	1,234,993
Deltic Timber Corp.[2]	1,796	158,820
Flotek Industries, Inc.[1,2]	37,843	175,970
FutureFuel Corp.	11,787	185,527
H.B. Fuller Co.[2]	26,258	1,524,540
Hawkins, Inc.	8,659	353,287
Haynes International, Inc.[2]	8,760	314,572
Ingevity Corp.[1,2]	10,614	663,057
Innophos Holdings, Inc.	10,143	498,934
Innospec, Inc.	12,742	785,544
Kaiser Aluminum Corp.[2]	9,509	980,758
KapStone Paper and Packaging Corp.	93,635	2,012,216
Koppers Holdings, Inc.[1]	24,213	1,117,430
Kraton Corp.[1]	38,462	1,555,403
LSB Industries, Inc.[1,2]	40,864	324,460
Materion Corp.	17,913	772,946
Myers Industries, Inc.	19,615	410,934
Neenah Paper, Inc.[2]	7,988	683,373
Olympic Steel, Inc.	43,909	965,998
PH Glatfelter Co.	59,792	1,162,955
Quaker Chemical Corp.	3,721	550,522
Rayonier Advanced Materials, Inc.[2]	41,621	570,208
Schweitzer-Mauduit International, Inc.	15,648	648,766
Stepan Co.	15,323	1,281,922
SunCoke Energy, Inc.[1,2]	97,183	888,253
TimkenSteel Corp.[1,2]	50,844	838,926
Tredegar Corp.	35,966	647,388
U.S. Concrete, Inc.[1,2]	12,033	918,118
Total Materials		34,093,040
Media—1.4%
E.W. Scripps Co., (The), Class A1,2	36,133	690,502
Gannett Co., Inc.	256,971	2,312,739
New Media Investment Group, Inc.[2]	62,594	925,765
Scholastic Corp.	29,839	1,110,011

	Shares	Value
Time, Inc.[2]	149,615	$2,019,802
World Wrestling Entertainment, Inc., Class A2	23,195	546,242
Total Media		7,605,061
Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Acorda Therapeutics, Inc.[1,2]	15,772	373,008
AMAG Pharmaceuticals, Inc.[1,2]	19,574	361,140
Amphastar Pharmaceuticals, Inc.[1,2]	10,764	192,353
ANI Pharmaceuticals, Inc.[1,2]	2,113	110,911
Cambrex Corp.[1,2]	6,789	373,395
Cytokinetics, Inc.[1]	4,761	69,034
Depomed, Inc.[1,2]	43,928	254,343
Eagle Pharmaceuticals, Inc.[1,2]	2,744	163,652
Emergent BioSolutions, Inc.[1,2]	9,118	368,823
Enanta Pharmaceuticals, Inc.[1,2]	595	27,846
Impax Laboratories, Inc.[1,2]	24,306	493,412
Innoviva, Inc.[1]	9,104	128,548
Lannett Co., Inc.[1,2]	23,288	429,664
Ligand Pharmaceuticals, Inc.[1,2]	555	75,563
Luminex Corp.	9,969	202,670
Medicines Co. (The)[1,2]	2,132	78,969
MiMedx Group, Inc.[1,2]	14,103	167,544
Momenta Pharmaceuticals, Inc.[1,2]	4,411	81,603
Myriad Genetics, Inc.[1,2]	16,061	581,087
Nektar Therapeutics[1,2]	4,244	101,856
Phibro Animal Health Corp., Class A	14,210	526,481
Progenics Pharmaceuticals, Inc.[1,2]	6,479	47,685
Repligen Corp.[1,2]	1,786	68,440
SciClone Pharmaceuticals, Inc.[1]	10,603	118,754
Spectrum Pharmaceuticals, Inc.[1]	8,609	121,129
Sucampo Pharmaceuticals, Inc., Class A1,2	13,449	158,698
Supernus Pharmaceuticals, Inc.[1,2]	3,538	141,520
Total Pharmaceuticals, Biotechnology & Life Sciences		5,818,128
Real Estate—1.3%
Acadia Realty Trust	5,446	155,864
Agree Realty Corp.	1,435	70,430
American Assets Trust, Inc.	5,055	201,037
Armada Hoffler Properties, Inc.	15,844	218,806
CareTrust REIT, Inc.	4,248	80,882
CBL & Associates Properties, Inc.[2]	78,718	660,444
Cedar Realty Trust, Inc.	18,543	104,212
Chatham Lodging Trust	9,527	203,116
Chesapeake Lodging Trust	15,655	422,215
DiamondRock Hospitality Co.	53,312	583,766
EastGroup Properties, Inc.[2]	1,947	171,570
Forestar Group, Inc.[1,2]	6,215	106,898

Schedule of Investments - continued
OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Four Corners Property Trust, Inc.	3,267	$81,414
Franklin Street Properties Corp.	18,042	191,606
Getty Realty Corp.	2,707	77,447
Government Properties Income Trust[2]	10,544	197,911
Hersha Hospitality Trust	17,513	326,968
HFF, Inc., Class A	10,076	398,607
Independence Realty Trust, Inc.	9,615	97,784
Kite Realty Group Trust	11,603	234,961
Lexington Realty Trust	26,662	272,486
LTC Properties, Inc.[2]	2,312	108,618
National Storage Affiliates Trust	6,741	163,402
Parkway, Inc.	6,012	138,456
Pennsylvania Real Estate Investment Trust[2]	24,323	255,148
PS Business Parks, Inc.	2,004	267,534
Ramco-Gershenson Properties Trust	12,743	165,786
RE/MAX Holdings, Inc., Class A2	2,098	133,328
Retail Opportunity Investments Corp.	8,295	157,688
Saul Centers, Inc.	2,398	148,460
Summit Hotel Properties, Inc.	20,966	335,246
Universal Health Realty Income Trust	626	47,257
Urstadt Biddle Properties, Inc., Class A	3,815	82,785
Whitestone REIT	5,819	75,938
Total Real Estate		6,938,070
Retailing—16.6%
Abercrombie & Fitch Co., Class A	159,614	2,304,826
Asbury Automotive Group, Inc.[1,2]	74,382	4,544,740
Ascena Retail Group, Inc.[1,2]	2,133,021	5,225,901
Barnes & Noble Education, Inc.[1,2]	214,706	1,397,736
Barnes & Noble, Inc.	366,871	2,788,220
Big 5 Sporting Goods Corp.[2]	88,139	674,263
Buckle, Inc. (The)	42,606	717,911
Caleres, Inc.	61,540	1,878,201
Cato Corp., (The), Class A	44,982	595,112
Chico’s FAS, Inc.[2]	197,193	1,764,877
Children's Place, Inc. (The)	10,567	1,248,491
Core-Mark Holding Co., Inc.[2]	358,392	11,518,719
DSW, Inc., Class A	93,384	2,005,888
Express, Inc.[1]	221,954	1,500,409
Finish Line, Inc., (The), Class A2	121,855	1,465,916
Five Below, Inc.[1,2]	13,879	761,679
Francesca's Holdings Corp.[1]	45,184	332,554
Fred's, Inc., Class A2	204,038	1,314,005
FTD Cos., Inc.[1,2]	54,522	710,967
Genesco, Inc.[1]	75,386	2,005,268
Group 1 Automotive, Inc.[2]	108,145	7,836,187

	Shares	Value
Guess?, Inc.	95,446	$1,625,445
Haverty Furniture Cos., Inc.	22,351	584,479
Hibbett Sports, Inc.[1,2]	47,215	672,814
JC Penney Co., Inc.[1,2]	1,963,365	7,480,421
Kirkland's, Inc.[1]	34,887	398,758
Lithia Motors, Inc., Class A2	55,702	6,701,508
Lumber Liquidators Holdings, Inc.[1,2]	17,454	680,357
MarineMax, Inc.[1,2]	43,931	727,058
Monro, Inc.[2]	14,435	809,082
Nutrisystem, Inc.[2]	8,453	472,523
Ollie's Bargain Outlet Holdings, Inc.[1,2]	13,631	632,478
PetMed Express, Inc.	4,781	158,490
Rent-A-Center, Inc.[2]	148,232	1,701,703
RH1,2	21,352	1,501,473
Select Comfort Corp.[1,2]	30,682	952,676
Shoe Carnival, Inc.	34,820	779,272
Shutterfly, Inc.[1,2]	16,300	790,224
Sonic Automotive, Inc., Class A	352,392	7,188,797
Tailored Brands, Inc.[2]	167,302	2,415,841
Tile Shop Holdings, Inc.	14,666	186,258
Vitamin Shoppe, Inc.[1]	151,187	808,850
Zumiez, Inc.[1,2]	33,909	613,753
Total Retailing		90,474,130
Semiconductors & Semiconductor Equipment—1.2%
Advanced Energy Industries, Inc.[1]	5,187	418,902
Brooks Automation, Inc.	16,289	494,534
Cabot Microelectronics Corp.	4,515	360,884
CEVA, Inc.[1]	1,334	57,095
Cohu, Inc.	11,011	262,502
Diodes, Inc.[1]	24,112	721,672
DSP Group, Inc.[1]	7,646	99,398
Kopin Corp.[1,2]	3,762	15,688
Kulicke & Soffa Industries, Inc.[1]	26,082	562,589
MaxLinear, Inc.[1,2]	11,316	268,755
MKS Instruments, Inc.	13,396	1,265,252
Nanometrics, Inc.[1,2]	6,165	177,552
Power Integrations, Inc.[2]	3,953	289,360
Rambus, Inc.[1]	19,438	259,497
Rudolph Technologies, Inc.[1]	7,140	187,782
Semtech Corp.[1]	10,463	392,886
SolarEdge Technologies, Inc.[1,2]	12,475	356,161
Veeco Instruments, Inc.[1,2]	12,516	267,842
Xperi Corp.[2]	7,119	180,111
Total Semiconductors & Semiconductor Equipment		6,638,462

Schedule of Investments - continued
OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Software & Services—2.7%
8x8, Inc.[1,2]	13,033	$175,946
Agilysys, Inc.[1]	8,208	98,086
Barracuda Networks, Inc.[1]	9,861	238,932
Blucora, Inc.[1,2]	14,248	360,474
Bottomline Technologies (de), Inc.[1]	7,594	241,717
CACI International, Inc., Class A1	22,270	3,103,325
Cardtronics PLC, Class A1,2	33,354	767,476
CSG Systems International, Inc.	13,480	540,548
DHI Group, Inc.[1]	69,613	180,994
Ebix, Inc.	3,709	242,012
ExlService Holdings, Inc.[1]	8,617	502,543
Forrester Research, Inc.	5,443	227,790
Gigamon, Inc.[1]	4,689	197,641
Liquidity Services, Inc.[1]	34,827	205,479
LivePerson, Inc.[1]	10,662	144,470
ManTech International Corp., Class A	27,243	1,202,778
MicroStrategy, Inc., Class A1	2,603	332,429
Monotype Imaging Holdings, Inc.	7,273	140,005
NIC, Inc.	13,118	224,974
Perficient, Inc.[1]	17,237	339,052
Progress Software Corp.	7,530	287,420
Qualys, Inc.[1,2]	2,823	146,231
QuinStreet, Inc.[1]	35,525	261,109
Shutterstock, Inc.[1,2]	10,378	345,484
SPS Commerce, Inc.[1]	2,352	133,382
Stamps.com, Inc.[1,2]	1,386	280,873
Sykes Enterprises, Inc.[1]	38,870	1,133,449
Synchronoss Technologies, Inc.[1]	23,804	222,091
TeleTech Holdings, Inc.	23,970	1,000,748
TiVo Corp.	29,689	589,327
VASCO Data Security International, Inc.[1]	10,069	121,331
Virtusa Corp.[1,2]	16,418	620,272
XO Group, Inc.[1]	5,729	112,689
Total Software & Services		14,721,077
Technology Hardware & Equipment—7.3%
ADTRAN, Inc.	20,936	502,464
Anixter International, Inc.[1]	69,005	5,865,425
Applied Optoelectronics, Inc.[1,2]	4,233	273,748
Badger Meter, Inc.	5,909	289,541
Bel Fuse, Inc., Class B	11,927	372,122
Benchmark Electronics, Inc.[1]	49,270	1,682,570
Black Box Corp.	189,046	614,399
CalAmp Corp.[1,2]	12,278	285,464
Comtech Telecommunications Corp.	18,217	373,995

	Shares	Value
Control4 Corp.[1,2]	5,815	$171,310
Cray, Inc.[1,2]	19,516	379,586
CTS Corp.	12,166	293,201
Daktronics, Inc.	39,843	421,141
Digi International, Inc.[1]	13,754	145,792
Electro Scientific Industries, Inc.[1]	10,304	143,432
Electronics For Imaging, Inc.[1,2]	16,313	696,239
ePlus, Inc.[1]	11,701	1,081,757
Fabrinet[1,2]	24,990	926,129
FARO Technologies, Inc.[1,2]	6,346	242,735
Harmonic, Inc.[1,2]	87,768	267,692
II-VI, Inc.[1,2]	17,046	701,443
Insight Enterprises, Inc.[1]	100,357	4,608,393
Itron, Inc.[1]	18,477	1,431,044
KEMET Corp.[1]	17,167	362,739
Lumentum Holdings, Inc.[1,2]	11,480	623,938
Methode Electronics, Inc.	14,221	602,259
MTS Systems Corp.[2]	10,974	586,560
NETGEAR, Inc.[1,2]	19,565	931,294
Oclaro, Inc.[1,2]	45,220	390,249
OSI Systems, Inc.[1,2]	7,880	719,996
Park Electrochemical Corp.	4,235	78,348
Plexus Corp.[1]	32,309	1,811,889
Rogers Corp.[1]	4,058	540,850
Sanmina Corp.[1]	124,295	4,617,559
ScanSource, Inc.[1]	61,375	2,679,019
Super Micro Computer, Inc.[1,2]	66,892	1,478,313
TTM Technologies, Inc.[1,2]	118,325	1,818,655
Viavi Solutions, Inc.[1]	53,896	509,856
Total Technology Hardware & Equipment		39,521,146
Telecommunication Services—0.7%
ATN International, Inc.	6,384	336,437
Cincinnati Bell, Inc.[1]	40,940	812,659
Cogent Communications Holdings, Inc.[2]	6,726	328,901
Consolidated Communications Holdings, Inc.	27,106	517,183
General Communication, Inc., Class A1,2	14,622	596,431
Iridium Communications, Inc.[1,2]	30,417	313,295
Lumos Networks Corp.[1]	7,986	143,109
Spok Holdings, Inc.[2]	8,002	122,831
Vonage Holdings Corp.[1,2]	85,544	696,328
Total Telecommunication Services		3,867,174
Transportation—3.4%
Allegiant Travel Co.[2]	7,986	1,051,756
ArcBest Corp.	63,194	2,113,839

Schedule of Investments - concluded
OPPENHEIMER SMALL CAP REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Atlas Air Worldwide Holdings, Inc.[1,2]	19,717	$1,297,379
Echo Global Logistics, Inc.[1]	74,376	1,401,988
Forward Air Corp.	13,001	744,047
Hawaiian Holdings, Inc.[1]	42,458	1,594,298
Heartland Express, Inc.	16,299	408,779
Hub Group, Inc., Class A1	63,817	2,740,940
Marten Transport Ltd.[2]	24,751	508,633
Matson, Inc.	52,023	1,466,008
Roadrunner Transportation Systems, Inc.[1]	180,173	1,717,049
Saia, Inc.[1]	15,252	955,538
SkyWest, Inc.	53,429	2,345,533
Total Transportation		18,345,787
Utilities—1.0%
ALLETE, Inc.[2]	12,277	948,889
American States Water Co.[2]	5,959	293,481
Avista Corp.	19,144	991,085
California Water Service Group[2]	11,507	438,992
El Paso Electric Co.	11,447	632,447
Northwest Natural Gas Co.[2]	7,695	495,558
South Jersey Industries, Inc.	22,129	764,114
Spire, Inc.[2]	15,864	1,184,248
Total Utilities		5,748,814
Total Common Stocks
(Cost $483,303,295)		543,436,170

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—9.0%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [3] (Cost $48,946,823)	48,946,823	48,946,823
Total Investments—108.8% (Cost $532,250,118)		592,382,993
Liabilities in Excess of Other Assets—(8.8)%		(48,131,047)
Net Assets—100.0%		$544,251,946

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	Non-income producing security.
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $165,347,848; total value of the collateral held by the fund was $168,744,265. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $119,797,442.
3	Rate shown represents annualized 7-day yield as of September 30, 2017.

Schedule of Investments

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.8%
Banks—33.5%
Bank of America Corp.	89,451	$2,266,688
BB&T Corp.	5,939	278,777
Citigroup, Inc.	27,684	2,013,734
Citizens Financial Group, Inc.	3,962	150,041
Comerica, Inc.	941	71,761
Fifth Third Bancorp	5,726	160,214
Huntington Bancshares, Inc.	7,808	109,000
JPMorgan Chase & Co.	27,173	2,595,293
KeyCorp	8,172	153,797
M&T Bank Corp.	868	139,783
People's United Financial, Inc.	2,031	36,842
PNC Financial Services Group, Inc. (The)	3,008	405,388
Regions Financial Corp.	9,760	148,645
SunTrust Banks, Inc.	3,841	229,577
U.S. Bancorp	9,921	531,666
Wells Fargo & Co.	44,383	2,447,722
Zions Bancorporation	1,357	64,023
Total Banks		11,802,951
Capital Markets—13.0%
Affiliated Managers Group, Inc.	285	54,102
Ameriprise Financial, Inc.	1,926	286,030
Bank of New York Mellon Corp. (The)	6,995	370,875
BlackRock, Inc.	617	275,855
CBOE Holdings, Inc.	280	30,136
Charles Schwab Corp. (The)	4,697	205,447
CME Group, Inc.	639	86,700
E*TRADE Financial Corp.[1]	1,227	53,509
Franklin Resources, Inc.	3,458	153,916
Goldman Sachs Group, Inc. (The)	3,922	930,259
Intercontinental Exchange, Inc.	1,992	136,850
Invesco Ltd.	3,359	117,699
Moody's Corp.	638	88,816
Morgan Stanley	20,044	965,519
Nasdaq, Inc.	1,166	90,447
Northern Trust Corp.	1,343	123,462
Raymond James Financial, Inc.	1,804	152,131
S&P Global, Inc.	852	133,176
State Street Corp.	2,490	237,895
T. Rowe Price Group, Inc.	1,217	110,321
Total Capital Markets		4,603,145
Consumer Finance—6.2%
American Express Co.	8,792	795,324
Capital One Financial Corp.	8,137	688,879

	Shares	Value
Discover Financial Services	4,148	$267,463
Navient Corp.	7,968	119,679
Synchrony Financial	9,976	309,755
Total Consumer Finance		2,181,100
Diversified Financial Services—16.4%
Berkshire Hathaway, Inc., Class B1	29,875	5,476,685
Leucadia National Corp.	12,041	304,035
Total Diversified Financial Services		5,780,720
Insurance—30.7%
Aflac, Inc.	6,163	501,607
Allstate Corp. (The)	9,177	843,458
American International Group, Inc.	19,927	1,223,319
Aon PLC	1,701	248,516
Arthur J. Gallagher & Co.	2,186	134,548
Assurant, Inc.	1,551	148,152
Brighthouse Financial, Inc.[1]	1,738	105,670
Chubb Ltd.	5,024	716,171
Cincinnati Financial Corp.	1,669	127,795
Everest Re Group Ltd.	582	132,923
Hartford Financial Services Group, Inc. (The)	7,744	429,250
Lincoln National Corp.	4,480	329,190
Loews Corp.	6,204	296,923
Marsh & McLennan Cos., Inc.	3,714	311,270
MetLife, Inc.	29,882	1,552,370
Principal Financial Group, Inc.	4,587	295,128
Progressive Corp. (The)	12,224	591,886
Prudential Financial, Inc.	13,324	1,416,608
Torchmark Corp.	1,172	93,866
Travelers Cos., Inc. (The)	5,244	642,495
Unum Group	5,194	265,569
Willis Towers Watson PLC	1,164	179,524
XL Group Ltd.	6,033	238,002
Total Insurance		10,824,240
Total Investments—99.8% (Cost $27,016,062)		35,192,156
Other Assets in Excess of Liabilities—0.2%		63,714
Net Assets—100.0%		$35,255,870

PLC	-	Public Limited Company
1	Non-income producing security.

Schedule of Investments

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.6%
Automobiles & Components—5.1%
Ford Motor Co.	2,207,002	$26,417,814

Banks—1.1%
New York Community Bancorp, Inc.[1]	176,161	2,270,715
PacWest Bancorp	30,317	1,531,312
People's United Financial, Inc.	109,864	1,992,933
Total Banks		5,794,960
Commercial & Professional Services—0.9%
Pitney Bowes, Inc.[1]	320,834	4,494,884

Consumer Durables & Apparel—0.5%
Tupperware Brands Corp.[1]	45,849	2,834,385

Consumer Services—0.7%
Brinker International, Inc.[1]	118,460	3,774,136

Diversified Financials—1.6%
Janus Henderson Group PLC	42,822	1,491,918
Navient Corp.[1]	447,337	6,719,002
Total Diversified Financials		8,210,920
Energy—11.1%
Helmerich & Payne, Inc.[1]	39,297	2,047,767
Murphy Oil Corp.[1]	97,539	2,590,636
Occidental Petroleum Corp.	224,699	14,427,923
ONEOK, Inc.[1]	228,396	12,655,422
PBF Energy, Inc., Class A1	936,186	25,848,095
Total Energy		57,569,843
Food, Beverage & Tobacco—4.7%
Altria Group, Inc.	380,659	24,141,394

Insurance—0.7%
Mercury General Corp.	68,428	3,879,183

Materials—0.3%
Compass Minerals International, Inc.[1]	21,674	1,406,643

Real Estate—10.2%
CoreCivic, Inc.	85,060	2,277,056
EPR Properties	8,913	621,593
GEO Group, Inc. (The)	102,895	2,767,876
HCP, Inc.	88,103	2,451,906
Hospitality Properties Trust	89,682	2,555,040
Host Hotels & Resorts, Inc.	356,269	6,587,414
Iron Mountain, Inc.[1]	114,770	4,464,553
Kimco Realty Corp.	71,738	1,402,478

	Shares	Value
Lamar Advertising Co., Class A1	28,694	$1,966,400
LaSalle Hotel Properties	48,864	1,418,033
Life Storage, Inc.[1]	8,099	662,579
Macerich Co. (The)[1]	22,396	1,231,108
Medical Properties Trust, Inc.	55,864	733,494
National Retail Properties, Inc.[1]	15,906	662,644
Omega Healthcare Investors, Inc.[1]	33,990	1,084,621
Realty Income Corp.	24,166	1,382,054
Sabra Health Care REIT, Inc.	12,952	284,167
Senior Housing Properties Trust[1]	65,321	1,277,026
Simon Property Group, Inc.	41,327	6,654,060
Tanger Factory Outlet Centers, Inc.[1]	24,127	589,181
Taubman Centers, Inc.	14,209	706,187
Uniti Group, Inc.	52,352	767,480
Ventas, Inc.	54,183	3,528,939
Washington Prime Group, Inc.[1]	117,826	981,491
Weingarten Realty Investors	21,333	677,109
Welltower, Inc.	69,872	4,910,604
Total Real Estate		52,645,093
Retailing—19.3%
GameStop Corp., Class A1	524,803	10,842,430
Kohl's Corp.[1]	505,795	23,089,542
L Brands, Inc.[1]	375,834	15,638,453
Macy's, Inc.[1]	1,143,356	24,948,028
Target Corp.	428,319	25,275,104
Total Retailing		99,793,557
Semiconductors & Semiconductor Equipment—5.0%
QUALCOMM, Inc.	494,846	25,652,817

Software & Services—4.9%
International Business Machines Corp.	175,036	25,394,223

Technology Hardware & Equipment—2.5%
Seagate Technology PLC[1]	398,242	13,209,687

Telecommunication Services—16.5%
AT&T, Inc.	697,333	27,314,533
CenturyLink, Inc.[1]	1,096,672	20,727,101
Frontier Communications Corp.[1]	901,182	10,624,936
Verizon Communications, Inc.	539,151	26,682,583
Total Telecommunication Services		85,349,153
Utilities—14.5%
AES Corp.	1,507,139	16,608,672
Entergy Corp.	169,437	12,938,209
FirstEnergy Corp.	540,302	16,657,511
SCANA Corp.	87,801	4,257,470

Schedule of Investments - concluded

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Southern Co. (The)	504,820	$24,806,855
Total Utilities		75,268,717
Total Common Stocks
(Cost $532,755,772)		515,837,409

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—11.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [2] (Cost $58,257,297)	58,257,297	58,257,297
Total Investments—110.8% (Cost $591,013,069)		574,094,706
Liabilities in Excess of Other Assets—(10.8)%		(55,916,794)
Net Assets—100.0%		$518,177,912

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $98,188,656; total value of the collateral held by the fund was $101,900,152. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $43,642,855.
2	Rate shown represents annualized 7-day yield as of September 30, 2017.

Schedule of Investments

OPPENHEIMER ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.9%
BorgWarner, Inc.	895	$45,851
Delphi Automotive PLC	799	78,622
Ford Motor Co.	60,785	727,596
Goodyear Tire & Rubber Co. (The)	2,105	69,991
Total Automobiles & Components		922,060
Banks—2.5%
Bank of America Corp.	18,520	469,297
Comerica, Inc.	186	14,184
U.S. Bancorp	2,037	109,163
Total Banks		592,644
Capital Goods—11.0%
3M Co.	681	142,942
Arconic, Inc.	2,663	66,255
Cummins, Inc.	513	86,199
Deere & Co.	1,051	131,995
Dover Corp.	363	33,175
Eaton Corp. PLC	1,218	93,530
Emerson Electric Co.	1,090	68,496
Flowserve Corp.	424	18,058
Fluor Corp.	2,211	93,083
General Electric Co.	22,617	546,879
Illinois Tool Works, Inc.	450	66,582
Ingersoll-Rand PLC	694	61,884
Johnson Controls International PLC	3,673	147,985
Lockheed Martin Corp.	741	229,925
Northrop Grumman Corp.	447	128,611
Parker-Hannifin Corp.	330	57,757
Raytheon Co.	617	115,120
Rockwell Automation, Inc.	172	30,652
Rockwell Collins, Inc.	203	26,534
Stanley Black & Decker, Inc.	374	56,463
United Rentals, Inc.[1]	215	29,829
United Technologies Corp.	2,421	281,030
W.W. Grainger, Inc.[2]	284	51,049
Xylem, Inc.	308	19,290
Total Capital Goods		2,583,323
Commercial & Professional Services—0.4%
Nielsen Holdings PLC[2]	724	30,010
Waste Management, Inc.	827	64,729
Total Commercial & Professional Services		94,739
Consumer Durables & Apparel—2.1%
Coach, Inc.	497	20,019
Hanesbrands, Inc.[2]	1,139	28,065

	Shares	Value
Hasbro, Inc.	246	$24,027
Mattel, Inc.[2]	1,555	24,071
Mohawk Industries, Inc.[1]	179	44,304
Newell Brands, Inc.	1,601	68,315
NIKE, Inc., Class B	2,940	152,439
PVH Corp.	296	37,314
Whirlpool Corp.	547	100,889
Total Consumer Durables & Apparel		499,443
Consumer Services—1.4%
Hilton Worldwide Holdings, Inc.	720	50,004
Marriott International, Inc., Class A	905	99,785
Royal Caribbean Cruises Ltd.	328	38,881
Starbucks Corp.	1,913	102,747
Wyndham Worldwide Corp.	255	26,880
Total Consumer Services		318,297
Diversified Financials—2.9%
Bank of New York Mellon Corp. (The)	1,415	75,023
BlackRock, Inc.	133	59,463
Goldman Sachs Group, Inc. (The)	802	190,226
Invesco Ltd.	688	24,107
Moody's Corp.	141	19,629
Morgan Stanley	4,125	198,701
Northern Trust Corp.	256	23,534
S&P Global, Inc.	187	29,230
State Street Corp.	503	48,057
T. Rowe Price Group, Inc.	247	22,391
Total Diversified Financials		690,361
Energy—5.0%
Andeavor	1,226	126,462
Apache Corp.	645	29,541
Baker Hughes a GE Co.	1,196	43,797
ConocoPhillips	2,794	139,840
Devon Energy Corp.	1,922	70,557
EQT Corp.	178	11,613
Halliburton Co.	1,893	87,135
Hess Corp.	560	26,258
Marathon Oil Corp.	1,622	21,994
Marathon Petroleum Corp.	5,188	290,943
Newfield Exploration Co.[1]	286	8,486
Noble Energy, Inc.	701	19,880
Occidental Petroleum Corp.	861	55,285
ONEOK, Inc.	860	47,653
Range Resources Corp.	508	9,941
Schlumberger Ltd.	1,964	137,009

Schedule of Investments - continued

OPPENHEIMER ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
TechnipFMC PLC[1]	2,045	$57,096
Total Energy		1,183,490
Food & Staples Retailing—6.7%
CVS Health Corp.	10,061	818,161
Kroger Co. (The)	24,905	499,594
Sysco Corp.	4,807	259,338
Total Food & Staples Retailing		1,577,093
Food, Beverage & Tobacco—5.0%
Altria Group, Inc.	1,436	91,071
Brown-Forman Corp., Class B	248	13,466
Campbell Soup Co.	764	35,770
Coca-Cola Co. (The)	3,778	170,048
Conagra Brands, Inc.	1,133	38,227
Dr Pepper Snapple Group, Inc.	324	28,664
General Mills, Inc.	1,289	66,719
Hershey Co. (The)	307	33,515
Hormel Foods Corp.	1,358	43,646
J.M. Smucker Co. (The)	313	32,843
Kellogg Co.	856	53,389
McCormick & Co., Inc.	200	20,528
Molson Coors Brewing Co., Class B	451	36,820
Mondelez International, Inc., Class A	2,863	116,410
PepsiCo, Inc.	2,524	281,249
Philip Morris International, Inc.	1,056	117,227
Total Food, Beverage & Tobacco		1,179,592
Health Care Equipment & Services—9.3%
Abbott Laboratories	2,072	110,562
Anthem, Inc.	2,163	410,710
Baxter International, Inc.	737	46,247
Becton Dickinson and Co.	276	54,082
Boston Scientific Corp.[1]	1,377	40,167
Cigna Corp.	1,003	187,501
Edwards Lifesciences Corp.[1]	135	14,757
Henry Schein, Inc.[1]	658	53,949
Humana, Inc.	969	236,078
Medtronic PLC	1,656	128,787
ResMed, Inc.	117	9,004
UnitedHealth Group, Inc.	4,475	876,429
Varian Medical Systems, Inc.[1]	133	13,308
Total Health Care Equipment & Services		2,181,581
Household & Personal Products—2.3%
Church & Dwight Co., Inc.	327	15,843
Clorox Co. (The)	203	26,778
Colgate-Palmolive Co.	967	70,446
Estee Lauder Cos., Inc., (The), Class A	499	53,812

	Shares	Value
Kimberly-Clark Corp.	690	$81,199
Procter & Gamble Co. (The)	3,192	290,408
Total Household & Personal Products		538,486
Insurance—3.1%
Marsh & McLennan Cos., Inc.	737	61,768
MetLife, Inc.	6,104	317,103
Principal Financial Group, Inc.	931	59,901
Prudential Financial, Inc.	2,720	289,190
Total Insurance		727,962
Materials—3.8%
Air Products & Chemicals, Inc.	261	39,468
Albemarle Corp.	100	13,631
Avery Dennison Corp.	302	29,699
Ball Corp.	1,202	49,643
Eastman Chemical Co.	478	43,254
Ecolab, Inc.	475	61,090
FMC Corp.	150	13,396
International Flavors & Fragrances, Inc.	93	13,291
International Paper Co.	1,795	101,992
LyondellBasell Industries NV, Class A	1,550	153,527
Mosaic Co. (The)	1,615	34,868
Newmont Mining Corp.	851	31,921
Packaging Corp. of America	241	27,638
PPG Industries, Inc.	615	66,826
Praxair, Inc.	364	50,865
Sealed Air Corp.	585	24,991
Sherwin-Williams Co. (The)	166	59,435
WestRock Co.	1,136	64,445
Total Materials		879,980
Media—3.3%
Comcast Corp., Class A	10,171	391,380
Time Warner, Inc.	1,354	138,717
Walt Disney Co. (The)	2,591	255,395
Total Media		785,492
Pharmaceuticals, Biotechnology & Life Sciences—2.9%
AbbVie, Inc.	1,402	124,582
Agilent Technologies, Inc.	299	19,196
Biogen, Inc.[1]	150	46,968
Bristol-Myers Squibb Co.	1,472	93,825
Celgene Corp.[1]	386	56,287
Eli Lilly & Co.	1,208	103,332
Pfizer, Inc.	6,794	242,546
Total Pharmaceuticals, Biotechnology & Life Sciences		686,736
Real Estate—1.1%
AvalonBay Communities, Inc.	55	9,813

Schedule of Investments - continued

OPPENHEIMER ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Boston Properties, Inc.	100	$12,288
CBRE Group, Inc., Class A1	1,639	62,085
Equinix, Inc.	49	21,869
GGP, Inc.	493	10,240
HCP, Inc.	308	8,572
Host Hotels & Resorts, Inc.	1,340	24,776
Iron Mountain, Inc.	429	16,688
Kimco Realty Corp.	269	5,259
Macerich Co. (The)	82	4,507
Prologis, Inc.	191	12,121
Regency Centers Corp.	51	3,164
Vornado Realty Trust	152	11,686
Welltower, Inc.	261	18,343
Weyerhaeuser Co.	937	31,886
Total Real Estate		253,297
Retailing—5.1%
Best Buy Co., Inc.	3,188	181,589
Gap, Inc. (The)	2,578	76,128
Home Depot, Inc. (The)	2,738	447,827
Kohl's Corp.	1,952	89,109
L Brands, Inc.[2]	1,435	59,710
Macy's, Inc.	5,231	114,140
Nordstrom, Inc.	1,510	71,197
TJX Cos., Inc. (The)	2,083	153,580
Total Retailing		1,193,280
Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc.[1,2]	1,723	21,968
Analog Devices, Inc.	214	18,441
Applied Materials, Inc.	1,298	67,613
Intel Corp.	7,842	298,623
KLA-Tencor Corp.	163	17,278
Lam Research Corp.	207	38,303
Microchip Technology, Inc.	177	15,891
Micron Technology, Inc.[1]	2,325	91,442
NVIDIA Corp.	218	38,972
Skyworks Solutions, Inc.	159	16,202
Texas Instruments, Inc.	770	69,023
Xilinx, Inc.	165	11,687
Total Semiconductors & Semiconductor Equipment		705,443
Software & Services—6.3%
Accenture PLC, Class A	1,215	164,110
Adobe Systems, Inc.[1]	180	26,852
Autodesk, Inc.[1]	72	8,083
CA, Inc.	552	18,426
Cognizant Technology Solutions Corp., Class A	889	64,488

	Shares	Value
DXC Technology Co.	619	$53,160
eBay, Inc.[1]	1,101	42,344
International Business Machines Corp.	2,469	358,203
Intuit, Inc.	168	23,880
Microsoft Corp.	5,492	409,099
Oracle Corp.	3,280	158,588
salesforce.com, Inc.[1]	419	39,143
Symantec Corp.	584	19,161
Visa, Inc., Class A	768	80,824
Total Software & Services		1,466,361
Technology Hardware & Equipment—4.4%
Cisco Systems, Inc.	6,865	230,870
Corning, Inc.	1,548	46,316
Hewlett Packard Enterprise Co.	14,811	217,870
HP, Inc.	11,655	232,634
Juniper Networks, Inc.	865	24,073
NetApp, Inc.	626	27,394
Seagate Technology PLC[2]	1,541	51,115
TE Connectivity Ltd.	722	59,969
Western Digital Corp.	988	85,363
Xerox Corp.	1,674	55,727
Total Technology Hardware & Equipment		1,031,331
Telecommunication Services—6.0%
AT&T, Inc.	20,479	802,163
Verizon Communications, Inc.	12,094	598,532
Total Telecommunication Services		1,400,695
Transportation—3.7%
Delta Air Lines, Inc.	3,732	179,957
FedEx Corp.	1,285	289,870
Union Pacific Corp.	875	101,474
United Parcel Service, Inc., Class B	2,454	294,701
Total Transportation		866,002
Utilities—4.6%
AES Corp.	5,719	63,023
Ameren Corp.	473	27,358
American Electric Power Co., Inc.	992	69,678
American Water Works Co., Inc.	185	14,968
CMS Energy Corp.	609	28,209
Consolidated Edison, Inc.	657	53,007
Dominion Energy, Inc.	718	55,236
DTE Energy Co.	491	52,714
Duke Energy Corp.	1,200	100,704
Edison International	686	52,939

Schedule of Investments - concluded

OPPENHEIMER ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Entergy Corp.	627	$47,878
Eversource Energy	560	33,846
Exelon Corp.	4,000	150,680
NextEra Energy, Inc.	482	70,637
NiSource, Inc.	789	20,191
NRG Energy, Inc.	2,335	59,753
Pinnacle West Capital Corp.	181	15,305
PPL Corp.	862	32,713
Public Service Enterprise Group, Inc.	897	41,486
WEC Energy Group, Inc.	517	32,457
Xcel Energy, Inc.	1,056	49,970
Total Utilities		1,072,752
Total Common Stocks
(Cost $20,856,646)		23,430,440

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [3] (Cost $30,678)	30,678	30,678
Total Investments—99.9% (Cost $20,887,324)		23,461,118
Other Assets in Excess of Liabilities—0.1%		16,701
Net Assets—100.0%		$23,477,819

PLC	-	Public Limited Company

1	Non-income producing security.
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $246,205; total value of the collateral held by the fund was $252,253. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $221,575.
3	Rate shown represents annualized 7-day yield as of September 30, 2017.

Schedule of Investments

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—99.1%
Automobiles & Components—4.7%
Aisin Seiki Co. Ltd.	863	$45,463
Astra International Tbk PT	28,239	16,563
Bayerische Motoren Werke AG	1,321	134,039
BYD Co. Ltd., Class H	983	9,118
Cie Generale des Etablissements Michelin	217	31,682
Daimler AG	3,113	248,302
Denso Corp.	1,039	52,548
Geely Automobile Holdings Ltd.	4,081	11,495
GKN PLC	3,401	15,788
Guangzhou Automobile Group Co. Ltd., Class H	2,731	6,322
Hankook Tire Co. Ltd.	132	6,938
Honda Motor Co. Ltd.	5,472	161,975
Magna International, Inc.	945	50,316
Mahindra & Mahindra Ltd.	756	14,516
NGK Spark Plug Co. Ltd.	267	5,681
Nokian Renkaat OYJ	285	12,679
Peugeot SA	3,394	80,849
Renault SA	815	80,076
Stanley Electric Co. Ltd.	152	5,205
Sumitomo Rubber Industries Ltd.	471	8,628
Tesla, Inc.[1,2]	30	10,233
Valeo SA	351	26,051
Yamaha Motor Co. Ltd.	541	16,197
Total Automobiles & Components		1,050,664
Banks—7.4%
ABN AMRO Group NV3	788	23,606
Australia & New Zealand Banking Group Ltd.	1,620	37,625
Axis Bank Ltd.	1,454	11,333
Banco Bilbao Vizcaya Argentaria SA	6,750	60,336
Banco Bradesco SA	4,076	43,039
Banco de Credito e Inversiones	87	5,510
Banco de Sabadell SA	4,870	10,167
Banco do Brasil SA	7,919	87,373
Banco Santander Brasil SA	4,071	35,573
Banco Santander Chile	74,576	5,553
Bancolombia SA	746	8,317
Bank Central Asia Tbk PT	3,964	5,974
Bank Danamon Indonesia Tbk PT	15,350	5,926
Bank Hapoalim B.M.	918	6,426
Bank Leumi Le-Israel B.M.	1,114	5,913
Bank Mandiri Persero Tbk PT	19,074	9,524
Bank Millennium SA2	4,075	7,839
Bank Negara Indonesia Persero Tbk PT	9,814	5,392

	Shares	Value
Bank of Montreal	350	$26,427
Bank of Nova Scotia (The)	512	32,833
Bank Rakyat Indonesia Persero Tbk PT	8,589	9,741
Bank Zachodni WBK SA	56	5,368
Bankinter SA	577	5,460
Barclays Africa Group Ltd.	1,414	14,556
Barclays PLC	17,189	44,590
Bendigo & Adelaide Bank Ltd.	561	5,111
BNK Financial Group, Inc.	600	5,239
BNP Paribas SA	1,683	135,793
BOC Hong Kong Holdings Ltd.	2,869	13,940
CaixaBank SA	3,123	15,654
Canadian Imperial Bank of Commerce	237	20,688
China Everbright Bank Co. Ltd., Class H	11,656	5,387
Comerica, Inc.	77	5,872
Commerzbank AG2	1,570	21,363
Commonwealth Bank of Australia	620	36,608
Concordia Financial Group Ltd.	1,164	5,750
Credicorp Ltd.	29	5,946
Credit Agricole SA	5,598	101,784
DBS Group Holdings Ltd.	968	14,841
DGB Financial Group, Inc.	548	5,024
DNB ASA	614	12,380
E.Sun Financial Holding Co. Ltd.	550	328
Erste Group Bank AG2	312	13,479
First Abu Dhabi Bank PJSC	5,310	14,747
Grupo Financiero Banorte SAB de CV, Class O	1,208	8,354
Grupo Financiero Santander Mexico SAB de CV, Class B	2,542	5,175
Hana Financial Group, Inc.	315	13,022
Hang Seng Bank Ltd.	427	10,409
Housing Development Finance Corp. Ltd.	438	11,682
ICICI Bank Ltd.	4,683	19,830
Industrial Bank of Korea	583	7,330
Intesa Sanpaolo S.p.A.	9,002	31,841
Kasikornbank PCL	3,359	20,849
KB Financial Group, Inc.	355	17,388
KBC Group NV	215	18,224
KeyCorp	420	7,904
Krung Thai Bank PCL	11,691	6,590
Mega Financial Holding Co. Ltd.	6,859	5,361
Mizrahi Tefahot Bank Ltd.	4	72
Mizuho Financial Group, Inc.	19,611	34,339
National Australia Bank Ltd.	1,305	32,255
National Bank of Canada	181	8,691
Nedbank Group Ltd.	578	8,675

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Nordea Bank AB	1,552	$20,992
OTP Bank PLC	147	5,535
PNC Financial Services Group, Inc. (The)	160	21,563
Raiffeisen Bank International AG2	316	10,593
Regions Financial Corp.	524	7,980
Resona Holdings, Inc.	1,493	7,666
Royal Bank of Canada	597	46,084
Shinhan Financial Group Co. Ltd.	543	23,847
Siam Commercial Bank PCL (The)	1,606	7,368
Skandinaviska Enskilda Banken AB, Class A	852	11,200
Societe Generale SA	1,600	93,696
Standard Bank Group Ltd.	1,660	19,401
Standard Chartered PLC[2]	2,321	23,093
Sumitomo Mitsui Trust Holdings, Inc.	360	12,988
Svenska Handelsbanken AB, Class A	589	8,869
Swedbank AB, Class A	337	9,298
Taishin Financial Holding Co. Ltd.	378	163
Taiwan Business Bank	72,878	19,851
Toronto-Dominion Bank (The)	764	42,914
Turkiye Garanti Bankasi AS	3,020	8,221
Westpac Banking Corp.	1,365	34,188
Yes Bank Ltd.	1,007	5,396
Total Banks		1,663,232
Capital Goods—11.5%
3M Co.	176	36,942
ABB Ltd.	1,795	44,411
Aboitiz Equity Ventures, Inc.	3,804	5,489
Acuity Brands, Inc.[1]	30	5,138
AGCO Corp.	139	10,254
Airbus SE	1,130	107,419
Alfa Laval AB	244	5,946
Alstom SA	288	12,235
Amada Holdings Co. Ltd.	458	5,025
ANDRITZ AG	161	9,308
Arconic, Inc.	606	15,077
Ashtead Group PLC	268	6,469
Assa Abloy AB, Class B	494	11,257
Atlas Copco AB, Class A	294	12,423
Atlas Copco AB, Class B	157	6,074
BAE Systems PLC	3,646	30,891
Bidvest Group Ltd. (The)	501	6,406
Boeing Co. (The)	480	122,021
Boskalis Westminster	164	5,734
Bouygues SA	993	47,133
Brenntag AG	277	15,429

	Shares	Value
Bunzl PLC	385	$11,710
Caterpillar, Inc.	408	50,882
Cie de Saint-Gobain	992	59,130
CNH Industrial NV	2,697	32,394
Cobham PLC	3,116	6,091
Cummins, Inc.	137	23,020
Daikin Industries Ltd.	201	20,347
DCC PLC	215	20,899
Deere & Co.	276	34,663
Eaton Corp. PLC	325	24,957
Eiffage SA	209	21,644
Elbit Systems Ltd.	40	5,880
Far Eastern New Century Corp.	9,814	7,767
Fastenal Co.	132	6,017
Ferguson PLC	420	27,589
Ferrovial SA	727	16,007
Finning International, Inc.	259	5,908
Flowserve Corp.	140	5,963
Fluor Corp.	631	26,565
Fortune Brands Home & Security, Inc.	95	6,387
Fuji Electric Co. Ltd.	1,630	9,036
GEA Group AG	142	6,461
Geberit AG	11	5,208
General Electric Co.	6,030	145,805
HAP Seng Consolidated Bhd	9,856	21,241
HD Supply Holdings, Inc.[2]	302	10,893
Hino Motors Ltd.	1,577	19,277
Hitachi Construction Machinery Co. Ltd.	288	8,533
Hiwin Technologies Corp.	3	26
HOCHTIEF AG	162	27,339
Honeywell International, Inc.	337	47,766
Huntington Ingalls Industries, Inc.	43	9,737
Hyundai Heavy Industries Co. Ltd.[2]	176	22,281
IHI Corp.	459	15,930
Ingersoll-Rand PLC	190	16,942
Jacobs Engineering Group, Inc.	251	14,626
Johnson Controls International PLC	921	37,107
Kajima Corp.	1,983	19,695
Kawasaki Heavy Industries Ltd.	502	16,641
Keihan Holdings Co. Ltd.	166	4,847
Keppel Corp. Ltd.	1,286	6,146
KION Group AG	105	10,051
KOC Holding AS	5,118	23,531
Komatsu Ltd.	820	23,318
Kone OYJ, Class B	199	10,540

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Kubota Corp.	1,005	$18,263
L3 Technologies, Inc.	74	13,944
Legrand SA	101	7,293
Lennox International, Inc.	33	5,906
LG Corp.	141	9,922
Lockheed Martin Corp.	183	56,783
MAN SE	155	17,498
Masco Corp.	239	9,323
Meggitt PLC	832	5,816
Metso OYJ	170	6,238
Middleby Corp. (The)[2]	46	5,896
Mitsubishi Electric Corp.	3,005	46,931
Mitsubishi Heavy Industries Ltd.	1,114	44,022
Nabtesco Corp.	4	149
NGK Insulators Ltd.	275	5,150
Northrop Grumman Corp.	107	30,786
NSK Ltd.	935	12,601
Obayashi Corp.	1,661	19,906
OSRAM Licht AG	66	5,267
Parker-Hannifin Corp.	85	14,877
Raytheon Co.	161	30,039
Rexel SA	1,264	21,877
Rockwell Automation, Inc.	45	8,019
Rockwell Collins, Inc.	62	8,104
Rolls-Royce Holdings PLC[2]	2,015	23,979
Roper Technologies, Inc.	26	6,328
Safran SA	238	24,321
Sandvik AB	804	13,839
Schneider Electric SE2	461	40,128
Sembcorp Industries Ltd.	3,473	7,570
Shimizu Corp.	1,526	16,905
Siemens AG	861	121,331
Siemens Ltd.	277	5,042
Singapore Technologies Engineering Ltd.	2,589	6,559
Skanska AB, Class B	967	22,355
SKF AB, Class B	522	11,352
Smiths Group PLC	276	5,840
Snap-on, Inc.	37	5,513
SNC-Lavalin Group, Inc.	190	8,567
Taisei Corp.	295	15,462
Thales SA	187	21,174
THK Co. Ltd.	154	5,240
TOTO Ltd.	147	6,190
Toyota Tsusho Corp.	2,825	92,732
Travis Perkins PLC[1]	521	10,122

	Shares	Value
United Rentals, Inc.[2]	64	$8,879
United Technologies Corp.	596	69,184
Vestas Wind Systems A/S	159	14,271
Vinci SA	631	59,976
Volvo AB, Class B	2,144	41,239
W.W. Grainger, Inc.[1]	76	13,661
WABCO Holdings, Inc.[2]	39	5,772
Wartsila OYJ Abp	96	6,798
WEG SA	823	5,568
Weir Group PLC (The)	240	6,327
Xylem, Inc.	90	5,637
Total Capital Goods		2,580,349
Commercial & Professional Services—1.1%
Adecco Group AG	436	33,975
Babcock International Group PLC	701	7,783
Brambles Ltd.	869	6,137
Bureau Veritas SA	291	7,512
Capita PLC	927	7,027
Dai Nippon Printing Co. Ltd.	642	15,359
Edenred	4	109
Experian PLC	280	5,631
Intertek Group PLC	86	5,748
ISS A/S	364	14,642
ManpowerGroup, Inc.	226	26,627
Novus Holdings Ltd.	13	6
Randstad Holding NV	515	31,866
Recruit Holdings Co. Ltd.	1,054	22,819
RELX NV	295	6,281
RELX PLC	262	5,754
Robert Half International, Inc.	160	8,055
SGS SA	3	7,202
Societe BIC SA	45	5,394
Sohgo Security Services Co. Ltd.	118	5,409
Toppan Printing Co. Ltd.	1,493	14,802
Wolters Kluwer NV	150	6,933
Total Commercial & Professional Services		245,071
Consumer Durables & Apparel—3.0%
adidas AG	131	29,642
Arcelik AS	788	5,035
Asics Corp.	327	4,869
Barratt Developments PLC	809	6,670
Berkeley Group Holdings PLC	115	5,735
Burberry Group PLC	241	5,691
Casio Computer Co. Ltd.	357	5,024
Cie Financiere Richemont SA	160	14,634

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Electrolux AB, Series B1	529	$17,926
Gildan Activewear, Inc.	179	5,580
Hanesbrands, Inc.[1]	315	7,762
Hasbro, Inc.	64	6,251
Hermes International	14	7,060
HUGO BOSS AG	67	5,908
Husqvarna AB, Class B	560	5,749
Kering	47	18,728
LG Electronics, Inc.	817	58,778
Li & Fung Ltd.	55,498	27,853
Luxottica Group SpA	221	12,355
LVMH Moet Hennessy Louis Vuitton SE	206	56,853
Mattel, Inc.[1]	394	6,099
Mohawk Industries, Inc.[2]	44	10,890
Newell Brands, Inc.	363	15,489
NIKE, Inc., Class B	592	30,695
Nikon Corp.	423	7,332
Panasonic Corp.	6,127	88,749
Pandora A/S	54	5,332
Persimmon PLC	164	5,681
PVH Corp.	80	10,085
SEB SA	40	7,339
Sega Sammy Holdings, Inc.	375	5,237
Sekisui Chemical Co. Ltd.	566	11,132
Sekisui House Ltd.	1,248	21,026
Sony Corp.	2,071	77,015
Swatch Group AG (The)	22	9,158
Taylor Wimpey PLC	2,211	5,799
Under Armour, Inc., Class C1,2	349	5,242
VF Corp.	216	13,731
Whirlpool Corp.	145	26,744
Yamaha Corp.	149	5,493
Total Consumer Durables & Apparel		676,371
Consumer Services—1.0%
Aramark	589	23,919
Aristocrat Leisure Ltd.	5	82
Benesse Holdings, Inc.	133	4,797
Compass Group PLC	1,665	35,362
Crown Resorts Ltd.	589	5,227
Hilton Worldwide Holdings, Inc.	194	13,473
Marriott International, Inc., Class A	232	25,580
Melco Resorts & Entertainment Ltd.[4]	282	6,802
OPAP SA	570	6,031
Oriental Land Co. Ltd./Japan	83	6,322
Royal Caribbean Cruises Ltd.	93	11,024

	Shares	Value
Sands China Ltd.	1,974	$10,274
Shangri-La Asia Ltd.	3,255	6,034
Sodexo SA	262	32,677
Tatts Group Ltd.	1,608	5,022
TUI AG	1,397	23,729
Vail Resorts, Inc.	24	5,475
Whitbread PLC	111	5,609
Total Consumer Services		227,439
Diversified Financials—3.7%
AEON Financial Service Co. Ltd.	239	4,992
Ally Financial, Inc.	517	12,542
American Express Co.	463	41,883
AMP Ltd.	1,387	5,257
ASX Ltd.	1	41
Bank of New York Mellon Corp. (The)	348	18,451
BlackRock, Inc.	31	13,860
Brookfield Asset Management, Inc., Class A	686	28,259
CME Group, Inc.	44	5,970
Deutsche Bank AG	5,669	98,049
Deutsche Boerse AG	56	6,071
Eurazeo SA	64	5,722
EXOR NV	3,177	201,501
FirstRand Ltd.	2,595	9,999
Franklin Resources, Inc.	170	7,567
Fubon Financial Holding Co. Ltd.	3,470	5,413
Goldman Sachs Group, Inc. (The)	208	49,336
Groupe Bruxelles Lambert SA	76	7,996
IGM Financial, Inc.	164	5,500
Investec PLC	721	5,272
Julius Baer Group Ltd.[2]	97	5,744
L E Lundbergforetagen AB, Class B	5	399
Macquarie Group Ltd.	82	5,850
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,725	9,133
Moody's Corp.	43	5,986
Morgan Stanley	1,104	53,180
Natixis SA	1,668	13,350
Northern Trust Corp.	74	6,803
Onex Corp.	375	28,872
ORIX Corp.	1,735	27,967
PSG Group Ltd.	3	52
Rural Electrification Corp. Ltd.	2,216	5,187
S&P Global, Inc.	46	7,190
Samsung Card Co. Ltd.	162	5,212
Schroders PLC	125	5,627
Standard Life Aberdeen PLC	986	5,735

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
State Street Corp.	136	$12,993
T. Rowe Price Group, Inc.	65	5,892
TD Ameritrade Holding Corp.	125	6,100
UBS Group AG2	2,818	48,200
Voya Financial, Inc.	408	16,275
Wendel SA	80	12,962
Yuanta Financial Holding Co. Ltd.	12,664	5,450
Total Diversified Financials		827,840
Energy—7.6%
Baker Hughes a GE Co.	346	12,671
Banpu PCL	10,658	5,625
Caltex Australia Ltd.	650	16,372
Cenovus Energy, Inc.	2,207	22,076
ConocoPhillips	760	38,038
Cosan SA Industria e Comercio	455	5,207
Devon Energy Corp.	556	20,411
Empresas COPEC SA	1,725	22,618
Enbridge, Inc.	1,234	51,426
Encana Corp.	587	6,895
Exxaro Resources Ltd.	5	46
Galp Energia SGPS SA	1,143	20,262
GS Holdings Corp.	246	14,090
Hess Corp.	181	8,487
Husky Energy, Inc.[2]	1,260	15,737
Idemitsu Kosan Co. Ltd.	1,820	51,335
Imperial Oil Ltd.[1]	875	27,888
Indian Oil Corp. Ltd.	10,256	62,883
Inpex Corp.	1,023	10,865
IRPC PCL	40,986	7,742
JXTG Holdings, Inc.	24,394	125,454
Marathon Oil Corp.	600	8,136
Marathon Petroleum Corp.	1,616	90,625
MOL Hungarian Oil & Gas PLC	1,560	17,809
National Oilwell Varco, Inc.	274	9,790
Neste OYJ	428	18,696
Noble Energy, Inc.	241	6,835
Novatek PJSC	161	18,885
OMV AG	539	31,408
Origin Energy Ltd.[2]	1,986	11,656
Pembina Pipeline Corp.[1]	171	5,986
Polski Koncern Naftowy ORLEN SA	975	32,563
PTT Exploration & Production PCL	2,356	6,323
PTT PCL	5,575	68,204
Repsol SA	3,111	57,337
Royal Dutch Shell PLC, Class A	5,715	172,404

	Shares	Value
Royal Dutch Shell PLC, Class B	4,838	$148,934
Santos Ltd.[2]	1,989	6,274
Schlumberger Ltd.	542	37,810
Showa Shell Sekiyu KK	1,735	19,960
Snam SpA	1,143	5,508
S-Oil Corp.	189	21,039
Statoil ASA	3,333	66,699
Suncor Energy, Inc.	897	31,364
TechnipFMC PLC[2]	686	19,153
Thai Oil PCL	4,266	11,832
TOTAL SA	3,034	163,002
TransCanada Corp.	258	12,722
Tupras Turkiye Petrol Rafinerileri AS	418	14,293
UnipolSai Assicurazioni SpA	1,312	31,237
United Tractors Tbk PT	2,465	5,856
Woodside Petroleum Ltd.	231	5,275
Total Energy		1,703,743
Food & Staples Retailing—6.4%
Aeon Co. Ltd.	5,972	88,202
Carrefour SA	4,587	92,702
Casino Guichard Perrachon SA	833	49,416
Distribuidora Internacional de Alimentacion SA	2,001	11,674
Empire Co. Ltd.	859	15,165
George Weston Ltd.	524	45,522
ICA Gruppen AB	401	15,038
J Sainsbury PLC[1]	14,230	45,419
Jeronimo Martins SGPS SA	1,087	21,448
Koninklijke Ahold Delhaize NV	4,919	91,997
Lawson, Inc.	90	5,957
Loblaw Cos. Ltd.	810	44,106
Massmart Holdings Ltd.	961	7,940
METRO AG2	2,251	47,594
Metro, Inc.	357	12,249
Pick n Pay Stores Ltd.	1,795	7,659
President Chain Store Corp.	1,063	8,956
Seven & i Holdings Co. Ltd.	1,561	60,254
SPAR Group Ltd. (The)	767	9,491
Tesco PLC[2]	38,439	96,516
Wal-Mart Stores, Inc.	7,370	575,892
Wm Morrison Supermarkets PLC[1]	8,080	25,378
Woolworths Ltd.	2,445	48,365
Total Food & Staples Retailing		1,426,940
Food, Beverage & Tobacco—4.5%
Ajinomoto Co., Inc.	543	10,593
Ambev SA	2,584	17,188

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Anadolu Efes Biracilik Ve Malt Sanayii AS	881	$5,183
Anheuser-Busch InBev SA	404	48,382
Arca Continental SAB de CV	813	5,573
Archer-Daniels-Midland Co.	1,779	75,625
Associated British Foods PLC	566	24,247
Barry Callebaut AG2	6	9,202
British American Tobacco PLC	601	37,672
Bunge Ltd.	708	49,178
Campbell Soup Co.	175	8,193
Carlsberg A/S, Class B	72	7,881
Cia Cervecerias Unidas SA	391	5,272
CJ CheilJedang Corp.	46	14,238
Coca-Cola Amatil Ltd.	834	5,058
Coca-Cola Co. (The)	1,040	46,810
Coca-Cola European Partners PLC	326	13,672
Coca-Cola Femsa SAB de CV, Series L	642	4,975
Coca-Cola HBC AG2	272	9,214
Coca-Cola Icecek AS	466	4,880
Conagra Brands, Inc.	305	10,291
Danone SA	415	32,562
Diageo PLC	780	25,670
General Mills, Inc.	319	16,511
Heineken Holding NV	302	28,383
Heineken NV	288	28,481
Imperial Brands PLC	562	24,008
Ingredion, Inc.	56	6,756
ITC Ltd.	1,861	7,359
J.M. Smucker Co. (The)	72	7,555
Kellogg Co.	217	13,534
Kerry Group PLC, Class A	32	3,075
Kerry Group PLC, Class A	105	10,154
Kikkoman Corp.[1]	159	4,887
Kirin Holdings Co. Ltd.	1,019	23,971
Kraft Heinz Co. (The)	367	28,461
Marine Harvest ASA[2]	275	5,441
McCormick & Co., Inc.	56	5,748
Molson Coors Brewing Co., Class B	139	11,348
Mondelez International, Inc., Class A	709	28,828
Nestle SA	1,297	108,709
Orkla ASA	615	6,312
PepsiCo, Inc.	631	70,312
Pernod Ricard SA	92	12,731
PT Indofood CBP Sukses Makmur Tbk	8,319	5,389
Standard Foods Corp.	33	81
Suntory Beverage & Food Ltd.	300	13,352

	Shares	Value
Tate & Lyle PLC	619	$5,386
Tiger Brands Ltd.	181	5,058
Toyo Suisan Kaisha Ltd.	137	5,033
Treasury Wine Estates Ltd.	3	32
Wilmar International Ltd.	22,919	53,671
Total Food, Beverage & Tobacco		1,012,125
Health Care Equipment & Services—3.5%
Alfresa Holdings Corp.	1,612	29,486
Align Technology, Inc.[2]	2	373
AmerisourceBergen Corp.	2,294	189,829
Becton Dickinson and Co.	82	16,068
Cardinal Health, Inc.	2,374	158,868
Cigna Corp.	200	37,388
Coloplast A/S, Class B	65	5,277
Cooper Cos., Inc. (The)	3	711
DaVita, Inc.[2]	320	19,005
Edwards Lifesciences Corp.[2]	48	5,247
Envision Healthcare Corp.[2]	231	10,383
Essilor International SA	85	10,526
HCA Healthcare, Inc.[2]	634	50,460
Henry Schein, Inc.[2]	169	13,856
Hoya Corp.	93	5,019
Humana, Inc.	260	63,344
IDEXX Laboratories, Inc.[2]	1	156
Koninklijke Philips NV	928	38,321
Mediclinic International PLC[1]	576	5,023
MEDNAX, Inc.[2]	126	5,433
Netcare Ltd.	2,885	5,085
Patterson Cos., Inc.	220	8,503
Quest Diagnostics, Inc.	91	8,521
Ramsay Health Care Ltd.	146	7,135
ResMed, Inc.	1	77
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,532	6,185
Sinopharm Group Co. Ltd., Class H	4,758	20,955
Sonic Healthcare Ltd.	313	5,135
Sonova Holding AG	31	5,264
Suzuken Co. Ltd./Aichi Japan	672	23,880
Sysmex Corp.	84	5,358
Terumo Corp.	149	5,857
Varian Medical Systems, Inc.[2]	58	5,803
Total Health Care Equipment & Services		772,531
Household & Personal Products—1.7%
Amorepacific Corp.	24	5,438
AMOREPACIFIC Group	65	7,009
Beiersdorf AG	99	10,654

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Clorox Co. (The)	49	$6,464
Colgate-Palmolive Co.	251	18,285
Essity AB, Class B2	485	13,167
Estee Lauder Cos., Inc., (The), Class A	78	8,411
Henkel AG & Co KGaA	140	17,039
Hindustan Unilever Ltd.	364	6,542
Kao Corp.	237	13,938
Kimberly-Clark Corp.	175	20,594
LG Household & Health Care Ltd.	7	5,720
Lion Corp.	259	4,726
L'Oreal SA	174	37,006
Natura Cosmeticos SA	593	5,849
Procter & Gamble Co. (The)	808	73,512
PT Unilever Indonesia Tbk	1,454	5,287
Reckitt Benckiser Group PLC	163	14,899
Shiseido Co. Ltd.	212	8,479
Unicharm Corp.	301	6,888
Unilever NV	755	44,664
Unilever PLC	576	33,377
Total Household & Personal Products		367,948
Insurance—5.7%
Aegon NV	5,723	33,341
Allianz SE	465	104,420
Allstate Corp. (The)	433	39,797
Assicurazioni Generali S.p.A.	5,151	95,971
Aviva PLC	5,334	36,819
AXA SA	4,817	145,726
Cathay Financial Holding Co. Ltd.	3,880	6,167
CNP Assurances	1,885	44,190
Great-West Lifeco, Inc.	1,156	33,192
Hyundai Marine & Fire Insurance Co. Ltd.	387	15,306
Insurance Australia Group Ltd.	1,394	6,968
Intact Financial Corp.	95	7,829
Legal & General Group PLC	4,020	14,018
Manulife Financial Corp.	1,369	27,705
Mapfre SA	7,788	25,356
Marsh & McLennan Cos., Inc.	215	18,019
MS&AD Insurance Group Holdings, Inc.	1,756	56,518
Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	336	71,857
NN Group NV	345	14,442
Old Mutual PLC	2,094	5,456
Principal Financial Group, Inc.	100	6,434
Progressive Corp. (The)	570	27,599
Prudential Financial, Inc.	365	38,807
Prudential PLC	2,511	60,185

	Shares	Value
QBE Insurance Group Ltd.	1,540	$12,096
RSA Insurance Group PLC	1,188	9,930
Samsung Fire & Marine Insurance Co. Ltd.	91	22,246
Sanlam Ltd.	1,833	9,185
Sompo Holdings, Inc.	1,034	40,215
Sun Life Financial, Inc.	385	15,297
Suncorp Group Ltd.	1,281	13,117
Swiss Re AG	460	41,693
T&D Holdings, Inc.	1,260	18,285
Tokio Marine Holdings, Inc.	1,407	55,023
Travelers Cos., Inc. (The)	228	27,935
Tryg A/S	242	5,590
UnipolSai Assicurazioni SpA	6,862	16,030
Willis Towers Watson PLC	63	9,716
Zurich Insurance Group AG	170	51,900
Total Insurance		1,284,380
Materials—5.2%
Agnico Eagle Mines Ltd.	116	5,230
Agrium, Inc.	166	17,749
Air Liquide SA	207	27,616
Akzo Nobel NV	224	20,687
Amcor Ltd.	901	10,753
Anglo American PLC	1,644	29,545
Antofagasta PLC	428	5,449
Arkema SA	93	11,407
Asahi Kasei Corp.	1,642	20,203
Asian Paints Ltd.	305	5,284
Avery Dennison Corp.	89	8,752
Axalta Coating Systems Ltd[2]	190	5,495
Ball Corp.	305	12,596
BASF SE	881	93,778
BHP Billiton PLC	902	15,908
BlueScope Steel Ltd.	1,084	9,331
Boliden AB	194	6,553
Boral Ltd.	993	5,275
Cementos Argos SA	1,360	5,418
CRH PLC	1,157	44,038
Daicel Corp.	399	4,806
Ecolab, Inc.	118	15,176
Evonik Industries AG	568	20,292
Fletcher Building Ltd.	1,387	8,011
Givaudan SA	2	4,355
Grupo Argos SA	754	5,423
Hanwha Chemical Corp.	318	9,010
HeidelbergCement AG	240	24,676

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Hitachi Chemical Co. Ltd.	202	$5,536
Hitachi Metals Ltd.	681	9,474
Hyosung Corp.	94	11,941
Imerys SA	75	6,778
International Flavors & Fragrances, Inc.	40	5,716
Israel Chemicals Ltd.	1,518	6,738
Johnson Matthey PLC	530	24,319
JSR Corp.	268	5,090
K+S AG1	222	6,049
Kaneka Corp.	751	5,831
Kansai Paint Co. Ltd.	204	5,132
Kinross Gold Corp.[2]	1,285	5,435
Kobe Steel Ltd.	1,519	17,354
Koninklijke DSM NV	157	12,855
Kuraray Co. Ltd.	269	5,028
LafargeHolcim Ltd.[2]	547	31,997
LG Chem Ltd.	77	26,354
Linde AG	126	26,283
Mitsubishi Chemical Holdings Corp.	4,224	40,227
Mitsubishi Materials Corp.	376	12,994
Mitsui Chemicals, Inc.	409	12,433
Mondi Ltd.	3	80
Mondi PLC	275	7,398
Mosaic Co. (The)	434	9,370
Newcrest Mining Ltd.	315	5,195
Nitto Denko Corp.	97	8,085
Norsk Hydro ASA	2,012	14,634
Orica Ltd.	345	5,352
Potash Corp. of Saskatchewan, Inc.	316	6,069
PPG Industries, Inc.	166	18,038
Praxair, Inc.	100	13,974
PTT Global Chemical PCL	6,219	14,359
Sasol Ltd.	514	14,123
Sherwin-Williams Co. (The)	44	15,754
Shin-Etsu Chemical Co. Ltd.	140	12,512
Siam Cement PCL (The)	2,105	31,559
Solvay SA	114	17,035
South32 Ltd.	3,066	7,867
Stora Enso OYJ, Class R	793	11,203
Sumitomo Chemical Co. Ltd.	3,286	20,522
Sumitomo Metal Mining Co. Ltd.[1]	240	7,705
Symrise AG	74	5,623
Taiheiyo Cement Corp.	223	8,616
Teck Resources Ltd., Class B	409	8,591
Teijin Ltd.	360	7,094

	Shares	Value
thyssenkrupp AG	1,889	$55,997
Titan Cement Co. SA	151	3,824
Toray Industries, Inc.	2,449	23,747
Umicore SA	201	16,631
UPM-Kymmene OYJ	515	13,961
voestalpine AG	317	16,169
West Fraser Timber Co. Ltd.	114	6,563
WestRock Co.	307	17,416
Total Materials		1,161,446
Media—1.2%
Axel Springer SE	86	5,528
ITV PLC	2,613	6,125
JCDecaux SA	163	6,105
Lagardere SCA	359	12,021
Liberty Global PLC, Class A2	167	5,663
Liberty Global PLC, Class C2	439	14,355
Naspers Ltd., Class N	36	7,785
Pearson PLC	904	7,423
ProSiebenSat.1 Media SE	139	4,738
Publicis Groupe SA	185	12,923
Scripps Networks Interactive, Inc., Class A	69	5,926
Sky PLC	1,585	19,458
Telenet Group Holding NV2	84	5,559
Time Warner, Inc.	347	35,550
Toho Co. Ltd./Tokyo	137	4,777
Vivendi SA	700	17,726
Walt Disney Co. (The)	645	63,578
WPP PLC	1,106	20,552
Total Media		255,792
Pharmaceuticals, Biotechnology & Life Sciences—3.5%
AbbVie, Inc.	445	39,543
Agilent Technologies, Inc.	90	5,778
Astellas Pharma, Inc.	1,175	14,943
AstraZeneca PLC	446	29,650
Bayer AG	535	72,925
Biogen, Inc.[2]	49	15,343
Bristol-Myers Squibb Co.	425	27,090
Chugai Pharmaceutical Co. Ltd.	134	5,559
CSL Ltd.	84	8,829
Daiichi Sankyo Co. Ltd.	494	11,138
Eisai Co. Ltd.	114	5,850
Eli Lilly & Co.	349	29,853
Gilead Sciences, Inc.	476	38,566
GlaxoSmithKline PLC	2,305	46,032
Grifols SA	195	5,683

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
H Lundbeck A/S	87	$5,021
Ipsen SA	41	5,450
Johnson & Johnson	642	83,466
Kyowa Hakko Kirin Co. Ltd.	292	4,965
Lonza Group AG2	28	7,350
Merck & Co., Inc.	772	49,431
Merck KGaA	59	6,565
Mettler-Toledo International, Inc.[2]	9	5,635
Mitsubishi Tanabe Pharma Corp.	216	4,951
Novartis AG	760	65,114
Novo Nordisk A/S, Class B	365	17,453
Orion OYJ, Class B	147	6,823
PT Kalbe Farma Tbk	44,116	5,454
Quintiles IMS Holdings, Inc.[2]	104	9,887
Roche Holding AG	202	51,606
Sanofi	510	50,651
Shionogi & Co. Ltd.	98	5,355
Sumitomo Dainippon Pharma Co. Ltd.[1]	387	5,033
Takeda Pharmaceutical Co. Ltd.	326	17,996
UCB SA	89	6,337
Vertex Pharmaceuticals, Inc.[2]	4	608
Vifor Pharma AG	57	6,716
Waters Corp.[2]	4	718
Zoetis, Inc.	104	6,631
Total Pharmaceuticals, Biotechnology & Life Sciences		785,998
Real Estate—1.1%
Aeon Mall Co. Ltd.	276	4,911
Alexandria Real Estate Equities, Inc.	4	476
American Tower Corp.	63	8,611
Ascendas Real Estate Investment Trust	4	8
Boston Properties, Inc.	44	5,407
CapitaLand Commercial Trust	4	5
CapitaLand Ltd.	2,421	6,383
CBRE Group, Inc., Class A2	453	17,160
City Developments Ltd.	607	5,065
Daiwa House Industry Co. Ltd.	1,117	38,551
Deutsche Wohnen AG	1	42
Dexus Property Group	2	15
Duke Realty Corp.	5	144
Equinix, Inc.	16	7,141
Goodman Group	3	19
HCP, Inc.	184	5,121
Host Hotels & Resorts, Inc.	410	7,581
ICADE	61	5,442
Iron Mountain, Inc.	141	5,485

	Shares	Value
Jones Lang LaSalle, Inc.	75	$9,263
LendLease Group	1,217	17,112
Liberty Property Trust	4	164
Link REIT	1	8
Mirvac Group	2,980	5,355
Mitsubishi Estate Co. Ltd.	664	11,541
Mitsui Fudosan Co. Ltd.	904	19,595
Nomura Real Estate Holdings, Inc.	284	6,050
Prologis, Inc.	90	5,711
SBA Communications Corp.[2]	5	720
SM Prime Holdings, Inc.	8,026	5,443
Stockland	1,533	5,172
Swire Pacific Ltd., Class A	667	6,473
Swire Properties Ltd.	1,547	5,249
Tokyu Fudosan Holdings Corp.	1,568	9,458
Unibail-Rodamco SE	21	5,108
UOL Group Ltd.	4	24
Weyerhaeuser Co.	256	8,712
Total Real Estate		238,725
Retailing—3.2%
Best Buy Co., Inc.	791	45,055
Canadian Tire Corp. Ltd., Class A	100	12,421
Fast Retailing Co. Ltd.	67	19,755
Foot Locker, Inc.	302	10,636
Gap, Inc. (The)	818	24,155
Hennes & Mauritz AB, Class B1	1,014	26,212
Home Depot, Inc. (The)	784	128,231
Home Product Center PCL	19,152	7,006
Hotai Motor Co. Ltd.	637	7,342
Imperial Holdings Ltd.	770	10,905
Industria de Diseno Textil SA	815	30,721
J Front Retailing Co. Ltd.	699	9,656
Jardine Cycle & Carriage Ltd.	636	18,425
Kingfisher PLC	4,587	18,370
LKQ Corp.[2]	317	11,409
Lojas Renner SA	553	6,304
Lowe's Cos., Inc.	1,089	87,055
Marks & Spencer Group PLC[1]	4,077	19,331
Next PLC	122	8,610
Nitori Holdings Co. Ltd.	38	5,432
Nordstrom, Inc.[1]	412	19,426
Priceline Group, Inc. (The)[2]	10	18,308
S.A.C.I. Falabella	1,498	14,630
Signet Jewelers Ltd.[1]	149	9,916
Target Corp.	1,479	87,276

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Tiffany & Co.	61	$5,599
Tractor Supply Co.	154	9,747
Woolworths Holdings Ltd./South Africa	1,521	6,746
Yamada Denki Co. Ltd.	3,649	19,936
Zalando SE2,3	120	6,015
Total Retailing		704,630
Semiconductors & Semiconductor Equipment—1.1%
Advanced Semiconductor Engineering, Inc.	9,265	11,335
Analog Devices, Inc.	79	6,807
Applied Materials, Inc.	363	18,909
ASM Pacific Technology Ltd.	3	43
ASML Holding NV	73	12,432
Infineon Technologies AG	427	10,737
Intel Corp.	2,043	77,798
Lam Research Corp.	57	10,547
NVIDIA Corp.	57	10,190
Siliconware Precision Industries Co. Ltd.	3,440	5,502
Skyworks Solutions, Inc.	54	5,503
STMicroelectronics NV	523	10,121
Taiwan Semiconductor Manufacturing Co. Ltd.	5,475	39,089
Texas Instruments, Inc.	205	18,376
Tokyo Electron Ltd.	59	9,057
Total Semiconductors & Semiconductor Equipment		246,446
Software & Services—4.4%
Accenture PLC, Class A	341	46,059
Adobe Systems, Inc.[2]	59	8,802
Alphabet, Inc., Class A2	54	52,581
Alphabet, Inc., Class C2	76	72,892
Amadeus IT Group SA	111	7,216
ANSYS, Inc.[2]	2	246
Atos SE	115	17,844
Autodesk, Inc.[2]	3	337
Automatic Data Processing, Inc.	148	16,179
Broadridge Financial Solutions, Inc.	70	5,657
CA, Inc.	172	5,741
Cadence Design Systems, Inc.[2]	2	79
Capgemini SE	163	19,108
CGI Group, Inc., Class A2	180	9,312
Cielo SA	767	5,330
Citrix Systems, Inc.[2]	72	5,531
Cognizant Technology Solutions Corp., Class A	239	17,337
Computershare Ltd.	5	57
Dassault Systemes SE	59	5,970
Dell Technologies, Inc. Class V, Class V2	142	10,964
DXC Technology Co.	365	31,346

	Shares	Value
Facebook, Inc., Class A2	174	$29,731
Fujitsu Ltd.	6,173	45,840
Gartner, Inc.[2]	45	5,598
Gemalto NV	101	4,513
HCL Technologies Ltd.	674	9,027
Infosys Ltd.	967	13,322
International Business Machines Corp.	677	98,219
Intuit, Inc.	49	6,965
Mastercard, Inc., Class A	101	14,261
Micro Focus International PLC[2,4]	299	9,538
Microsoft Corp.	1,431	106,595
NAVER Corp.	7	4,553
Nintendo Co. Ltd.	22	8,123
Nomura Research Institute Ltd.	129	5,031
NTT Data Corp.	1,700	18,183
Open Text Corp.	169	5,440
Oracle Corp.	909	43,950
Oracle Corp. Japan	280	21,989
Otsuka Corp.	107	6,854
PayPal Holdings, Inc.[2]	235	15,047
Red Hat, Inc.[2]	56	6,208
Sage Group PLC (The)	608	5,698
salesforce.com, Inc.[2]	120	11,210
SAP SE	313	34,298
Shopify, Inc.[2]	4	464
Symantec Corp.	190	6,234
Tata Consultancy Services Ltd.	559	20,847
Tech Mahindra Ltd.	852	5,972
Tencent Holdings Ltd.	720	30,991
Visa, Inc., Class A	169	17,786
VMware Inc, Class A1,2	5	546
Western Union Co. (The)	363	6,970
Wipro Ltd.	2,377	10,198
Workday, Inc., Class A2	2	211
Worldpay Group PLC[3]	1,367	7,465
Total Software & Services		976,465
Technology Hardware & Equipment—5.5%
AAC Technologies Holdings, Inc.	356	5,980
Acer, Inc.[2]	19,601	9,793
Apple, Inc.	1,672	257,689
Arista Networks, Inc.[2]	2	379
AU Optronics Corp.	33,947	13,602
Cisco Systems, Inc.	1,843	61,980
CommScope Holding Co., Inc.[2]	181	6,011
Corning, Inc.	399	11,938

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Delta Electronics, Inc.	1,570	$8,077
F5 Networks, Inc.[2]	46	5,546
Flex Ltd.[2]	1,806	29,925
FUJIFILM Holdings Corp.	694	26,924
Hewlett Packard Enterprise Co.	2,179	32,053
Hitachi High-Technologies Corp.	178	6,452
Hitachi Ltd.	14,892	104,898
HP, Inc.	3,140	62,674
Ingenico Group SA	55	5,215
Inventec Corp.	21,734	16,055
Keyence Corp.	13	6,900
Konica Minolta, Inc.[1]	1,297	10,647
Kyocera Corp.	240	14,886
Lenovo Group Ltd.	89,895	49,605
LG Display Co. Ltd.	1,066	28,433
LG Innotek Co. Ltd.	45	6,051
Lite-On Technology Corp.	6,219	8,880
Micro-Star International Co. Ltd.	2,396	5,152
Motorola Solutions, Inc.	82	6,959
Murata Manufacturing Co. Ltd.	76	11,167
NEC Corp.	1,076	29,149
Nokia OYJ	5,488	32,959
Omron Corp.	160	8,145
Samsung Electro-Mechanics Co. Ltd.	75	6,679
Samsung Electronics Co. Ltd.	97	217,146
Samsung SDI Co. Ltd.	36	6,239
Seiko Epson Corp.	453	10,958
Shimadzu Corp.	276	5,433
TDK Corp.	171	11,606
TE Connectivity Ltd.	191	15,864
Telefonaktiebolaget LM Ericsson, Class B	5,010	28,707
Trimble, Inc.[2]	5	196
Wistron Corp.	33,101	26,471
Xerox Corp.	395	13,150
Yaskawa Electric Corp.[1]	166	5,257
Yokogawa Electric Corp.	326	5,549
Total Technology Hardware & Equipment		1,237,379
Telecommunication Services—3.5%
Advanced Info Service PCL	1,149	6,581
BT Group PLC	9,983	38,025
CenturyLink, Inc.[1]	1,083	20,469
Chunghwa Telecom Co. Ltd.	2,593	8,936
Elisa OYJ[1]	127	5,468
Far EasTone Telecommunications Co. Ltd.	2,270	5,397
Hellenic Telecommunications Organization SA	481	5,817

	Shares	Value
HKT Trust & HKT Ltd.	4,195	$5,097
KDDI Corp.	1,939	51,108
Koninklijke KPN NV	2,764	9,492
Level 3 Communications, Inc.[2]	184	9,805
Millicom International Cellular SA	94	6,190
MTN Group Ltd.	1,538	14,168
Nippon Telegraph & Telephone Corp.	2,623	120,169
NTT DOCOMO, Inc.	2,142	48,914
Ooredoo Q.S.C.	1,039	23,630
Orange SA	3,401	55,726
PCCW Ltd.	11,269	6,103
Proximus SADP	241	8,307
Rogers Communications, Inc., Class B	204	10,495
Singapore Telecommunications Ltd.	5,635	15,271
SK Telecom Co. Ltd.	90	20,038
Swisscom AG	27	13,846
Taiwan Mobile Co. Ltd.	1,697	6,044
TDC A/S	944	5,532
Tele2 AB, Class B	472	5,389
Telecom Italia S.p.A.[2]	19,588	18,352
Telefonica Deutschland Holding AG	2,028	11,383
Telefonica SA	7,243	78,708
Telekomunikasi Indonesia Persero Tbk PT	29,494	10,248
Telenor ASA	1,003	21,219
Telia Co. AB	2,656	12,482
Telstra Corp. Ltd.	7,683	21,039
TELUS Corp.	339	12,165
True Corp. PCL[2]	34,547	6,319
Turkcell Iletisim Hizmetleri AS	1,427	5,092
Vodacom Group Ltd.	646	7,709
Vodafone Group PLC	21,037	58,932
Total Telecommunication Services		789,665
Transportation—2.8%
Abertis Infraestructuras SA	388	7,844
Aena SME SA3	29	5,237
Aeroports de Paris	31	5,013
AMERCO	15	5,623
ANA Holdings, Inc.	464	17,548
Atlantia SpA	232	7,326
Auckland International Airport Ltd.	4	19
Aurizon Holdings Ltd.	1,334	5,129
Bollore SA	3,119	15,593
C.H. Robinson Worldwide, Inc.[1]	245	18,644
Canadian National Railway Co.	150	12,399
Central Japan Railway Co.	104	18,229

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Delta Air Lines, Inc.	983	$47,400
Deutsche Post AG	2,045	91,059
DSV A/S	191	14,452
East Japan Railway Co.	301	27,770
easyJet PLC	453	7,396
Eva Airways Corp.	11,320	5,525
Expeditors International of Washington, Inc.	144	8,620
Fraport AG Frankfurt Airport Services Worldwide	57	5,414
Hankyu Hanshin Holdings, Inc.	187	7,094
Keio Corp.[1]	122	5,021
Kintetsu Group Holdings Co. Ltd.	314	11,689
Kuehne + Nagel International AG	121	22,422
Kyushu Railway Co.	160	4,755
MTR Corp. Ltd.	1,381	8,062
Nagoya Railroad Co. Ltd.	263	5,665
Nippon Express Co. Ltd.	290	18,884
Nippon Yusen KK2	1,076	22,358
Norfolk Southern Corp.	103	13,621
Odakyu Electric Railway Co. Ltd.	273	5,178
Royal Mail PLC	3,096	15,959
Singapore Airlines Ltd.	1,796	13,279
Southwest Airlines Co.	455	25,471
Tobu Railway Co. Ltd.	199	5,468
Tokyu Corp.	856	12,114
Transurban Group	574	5,351
Union Pacific Corp.	232	26,905
United Parcel Service, Inc., Class B	511	61,366
West Japan Railway Co.	193	13,411
Total Transportation		630,313
Utilities—5.8%
AES Corp.	1,462	16,111
Ameren Corp.	129	7,461
American Electric Power Co., Inc.	266	18,684
American Water Works Co., Inc.	69	5,583
Atco Ltd./Canada, Class I	150	5,493
AusNet Services	3	4
Centrica PLC	16,980	42,601
CEZ AS	681	13,669
CLP Holdings Ltd.	1,249	12,801
CMS Energy Corp.	169	7,828
Consolidated Edison, Inc.	175	14,119
Contact Energy Ltd.	1,357	5,395
CPFL Energia SA	821	7,065
Dominion Energy, Inc.	193	14,848
DONG Energy A/S3	195	11,164

	Shares	Value
DTE Energy Co.	123	$13,205
Duke Energy Corp.	312	26,183
E.ON SE	4,838	54,770
Edison International	178	13,736
EDP - Energias de Portugal SA	5,554	20,913
EDP - Energias do Brasil SA	1,151	5,509
Electric Power Development Co. Ltd.	273	6,854
Electricite de France SA	11,254	136,703
Endesa SA	1,115	25,144
Enel Americas SA	49,109	10,070
Enel S.p.A.	16,132	97,168
Engie Brasil Energia SA	492	5,638
Engie SA	5,705	96,918
Entergy Corp.	166	12,676
Eversource Energy	146	8,824
Exelon Corp.	1,013	38,160
Fortis, Inc./Canada	192	6,875
Fortum OYJ	309	6,170
Gas Natural SDG SA	1,385	30,667
Hydro One Ltd.[3]	357	6,485
Iberdrola SA	5,137	39,911
Innogy SE3	1,296	57,692
Korea Gas Corp.[2]	572	21,025
Kyushu Electric Power Co., Inc.	1,608	17,071
Mercury NZ Ltd.	5	12
National Grid PLC	1,739	21,572
NextEra Energy, Inc.	132	19,345
Osaka Gas Co. Ltd.	596	11,080
Perusahaan Gas Negara Persero Tbk	33,452	3,912
PG&E Corp.	306	20,836
Pinnacle West Capital Corp.	62	5,243
Public Service Enterprise Group, Inc.	229	10,591
RusHydro PJSC[4]	15,679	22,499
RWE AG2	2,354	53,487
SCANA Corp.	92	4,461
Sempra Energy	107	12,212
Southern Co. (The)	535	26,290
SSE PLC	2,456	46,032
Suez	1,268	23,153
Terna Rete Elettrica Nazionale SpA	929	5,428
Toho Gas Co. Ltd.	152	4,455
Tokyo Gas Co. Ltd.	590	14,456
United Utilities Group PLC	466	5,342
Veolia Environnement SA	1,535	35,477

Schedule of Investments - continued

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Xcel Energy, Inc.	274	$12,966
Total Utilities		1,300,042
Total Common Stocks
(Cost $21,109,223)		22,165,534
PREFERRED STOCKS—0.7%
Automobiles & Components—0.1%
Bayerische Motoren Werke AG	137	12,209
Banks—0.4%
Itausa - Investimentos Itau SA	328	1,144
Banco Bradesco SA	3,900	43,215
Itau Unibanco Holding SA	3,142	43,060
Total Banks		87,419
Food & Staples Retailing—0.0%[5]
Cia Brasileira de Distribuicao[2]	351	8,322
Household & Personal Products—0.1%
Henkel AG & Co KGaA	82	11,163
Technology Hardware & Equipment—0.1%
Samsung Electronics Co. Ltd.	17	30,605
Telecommunication Services—0.0%[5]
Telefonica Brasil SA	659	10,515
Utilities—0.0%[5]
Cia Energetica de Minas Gerais	1,976	4,985
Total Preferred Stocks
(Cost $132,926)		165,218

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [6] (Cost $274,767)	274,767	274,767
Total Investments—101.0% (Cost $21,516,916)		22,605,519
Liabilities in Excess of Other Assets—(1.0)%		(229,349)
Net Assets—100.0%		$22,376,170

Schedule of Investments - concluded

OPPENHEIMER GLOBAL ESG REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $298,408; total value of the collateral held by the fund was $311,284. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $36,517
2	Non-income producing security.
3	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $117,664 or 0.53% of the Fund’s net assets at period end.
4	American Depositary Receipt.
5	Less than 0.05%
6	Rate shown represents annualized 7-day yield as of September 30, 2017.

Country	Value	% of Net Assets
Australia	$438,647	2.0%
Austria	80,957	0.4
Belgium	128,471	0.6
Brazil	372,121	1.7
Canada	816,985	3.6
Chile	69,102	0.3
China	159,978	0.7
Colombia	19,157	0.1
Czech Republic	13,669	0.1
Denmark	106,615	0.5
Finland	131,533	0.6
France	2,305,776	10.3
Germany	1,692,766	7.6
Greece	15,672	0.1
Hong Kong	105,208	0.5
Hungary	23,345	0.1
India	214,420	0.9
Indonesia	89,265	0.4
Ireland	57,268	0.2
Israel	25,029	0.1
Italy	289,978	1.3
Japan	3,093,835	13.8
Luxembourg	6,190	0.0 [1]
Malaysia	21,241	0.1
Mexico	24,077	0.1
Netherlands	885,923	4.0
New Zealand	13,437	0.1
Norway	126,685	0.6
Peru	5,946	0.0 [1]

Country	Value	% of Net Assets
Philippines	$10,932	0.0%[1]
Poland	45,770	0.2
Portugal	62,622	0.3
Qatar	23,630	0.1
Russia	41,385	0.2
Singapore	147,245	0.6
South Africa	182,769	0.8
South Korea	668,141	3.0
Spain	433,123	1.9
Sweden	306,467	1.4
Switzerland	635,630	2.8
Taiwan	236,762	1.0
Thailand	200,357	0.9
Turkey	66,235	0.3
United Arab Emirates	14,747	0.1
United Kingdom	1,408,597	6.3
United States	6,787,811	30.3
Total Investments	22,605,519	101.0
Liabilities in Excess of Other Assets	(229,349)	(1.0)
Net Assets	$22,376,170	100.0%

1	Less than 0.05%

Schedule of Investments

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—98.4%
Automobiles & Components—7.4%
Aisin Seiki Co. Ltd.	300	$15,804
Astra International Tbk PT	18,869	11,067
Autoliv, Inc.	156	19,282
Bayerische Motoren Werke AG	502	50,937
Bridgestone Corp.	348	15,785
Continental AG	140	35,543
Daimler AG	1,031	82,236
Delphi Automotive PLC	70	6,888
Denso Corp.	384	19,421
Fiat Chrysler Automobiles NV1	3,956	70,900
Ford Motor Co.	6,321	75,662
Ford Otomotiv Sanayi AS	372	4,770
General Motors Co.	1,863	75,228
Goodyear Tire & Rubber Co. (The)	183	6,085
Great Wall Motor Co. Ltd., Class H	2,457	3,020
Honda Motor Co. Ltd.	1,800	53,281
Hyundai Mobis Co. Ltd.	65	13,620
Hyundai Motor Co.	294	38,632
Isuzu Motors Ltd.	700	9,272
Kia Motors Corp.	613	16,939
Lear Corp.	45	7,789
Magna International, Inc.	454	24,173
Mazda Motor Corp.	900	13,792
Mitsubishi Motors Corp.	1,135	8,974
Nissan Motor Co. Ltd.	4,736	46,891
Peugeot SA	1,220	29,062
Renault SA	270	26,528
Subaru Corp.	400	14,427
Sumitomo Electric Industries Ltd.	900	14,695
Suzuki Motor Corp.	273	14,314
Tata Motors Ltd.[1]	612	3,762
Tata Motors Ltd., Class A1	3,245	11,044
Tesla, Inc.[1,2]	8	2,729
Tofas Turk Otomobil Fabrikasi AS	578	5,019
Toyota Motor Corp.	1,995	118,922
UMW Holdings Bhd[1]	2,400	3,155
Yamaha Motor Co. Ltd.	300	8,981
Total Automobiles & Components		978,629
Banks—7.5%
ABN AMRO Group NV3	540	16,177
Alliance Bank Malaysia Bhd	2,800	2,586
Australia & New Zealand Banking Group Ltd.	1,322	30,704
Banco Bilbao Vizcaya Argentaria SA	2,655	23,732
	Shares	Value
Banco Bradesco SA	1,500	$15,839
Banco do Brasil SA	3,099	34,192
Banco Santander SA	3,350	23,394
Banco Santander SA4	1,028	7,134
Bank Mandiri Persero Tbk PT	22,920	11,444
Bank of America Corp.	1,952	49,464
Bank of China Ltd., Class H	34,330	16,922
Bank of Nova Scotia (The)	254	16,288
Barclays Africa Group Ltd.	621	6,393
Barclays PLC	10,769	27,936
Capitec Bank Holdings Ltd.	233	14,824
China Construction Bank Corp., Class H	62,729	52,042
Citigroup, Inc.	604	43,935
Commerzbank AG1	645	8,777
Credit Agricole SA	2,803	50,965
Dubai Islamic Bank PJSC	7,264	11,966
Grupo Financiero Banorte SAB de CV, Class O	1,000	6,915
Hong Leong Bank Bhd	1,000	3,756
Hong Leong Financial Group Bhd	1,000	3,931
HSBC Holdings PLC	3,678	36,373
ICICI Bank Ltd.	2,634	11,154
Industrial & Commercial Bank of China Ltd., Class H	27,573	20,475
Intesa Sanpaolo S.p.A.	4,094	14,481
JPMorgan Chase & Co.	557	53,199
Kasikornbank PCL	2,800	17,379
Komercni banka as	385	16,811
Lloyds Banking Group PLC	28,702	26,082
Mitsubishi UFJ Financial Group, Inc.	5,071	32,918
Mizrahi Tefahot Bank Ltd.	193	3,460
OTP Bank PLC	190	7,154
Piraeus Bank SA1	420	1,440
Public Bank Bhd	1,100	5,325
Royal Bank of Canada	252	19,452
Royal Bank of Scotland Group PLC[1]	2,705	9,737
Sberbank of Russia PJSC[4]	1,524	21,747
Societe Generale SA	749	43,862
Standard Bank Group Ltd.	668	7,807
Standard Chartered PLC[1]	826	8,218
State Bank of India	5,621	21,845
Sumitomo Mitsui Financial Group, Inc.	800	30,702
Suruga Bank Ltd.	400	8,621
Turkiye Is Bankasi, Class C	2,202	4,198
VTB Bank PJSC	12,902	27,739
Wells Fargo & Co.	1,107	61,051
Total Banks		990,546

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Capital Goods—10.4%
ABB Ltd.	1,075	$26,597
ACS Actividades de Construccion y Servicios SA	414	15,346
Acuity Brands, Inc.	15	2,569
AerCap Holdings NV1	130	6,644
AGCO Corp.	95	7,008
Airbus SE	350	33,271
Alfa SAB de CV, Class A	4,500	5,697
Arconic, Inc.	200	4,976
Asahi Glass Co. Ltd.	200	7,418
AviChina Industry & Technology Co. Ltd., Class H	9,159	5,535
BAE Systems PLC	1,275	10,802
Beijing Enterprises Holdings Ltd.	1,015	5,458
Bidvest Group Ltd. (The)	252	3,222
Boeing Co. (The)	137	34,827
Bombardier, Inc., Class B1	3,810	6,885
Bouygues SA	390	18,511
Bunzl PLC	272	8,273
CAE, Inc.	187	3,264
Caterpillar, Inc.	143	17,834
China Communications Construction Co. Ltd., Class H	6,261	7,816
China Railway Construction Corp. Ltd., Class H	4,894	6,203
China Railway Group Ltd., Class H	10,000	8,271
China State Construction International Holdings Ltd.	2,476	3,607
Cie de Saint-Gobain	529	31,532
CIMIC Group Ltd.	190	6,591
CITIC Ltd.	13,033	19,256
CJ Corp.	145	21,585
CK Hutchison Holdings Ltd.	1,268	16,210
CNH Industrial NV	1,075	12,911
Cobham PLC	1,315	2,571
Cummins, Inc.	60	10,082
Daewoo Engineering & Construction Co. Ltd.[1]	810	5,099
DCC PLC	105	10,206
Deere & Co.	114	14,317
Doosan Heavy Industries & Construction Co. Ltd.	310	4,628
Embraer SA	1,133	6,408
Ferguson PLC	175	11,495
Ferrovial SA	799	17,593
Finning International, Inc.	266	6,068
Fluor Corp.	269	11,325
Fortune Brands Home & Security, Inc.	142	9,547
Gamuda Bhd	1,900	2,376
	Shares	Value
General Dynamics Corp.	70	$14,391
General Electric Co.	1,799	43,500
GS Engineering & Construction Corp.[1]	225	5,235
Hanwha Corp.	465	17,864
Hanwha Techwin Co. Ltd.[1]	65	1,884
HD Supply Holdings, Inc.[1]	95	3,427
Hino Motors Ltd.	500	6,112
Hitachi Construction Machinery Co. Ltd.	200	5,925
HOCHTIEF AG	70	11,813
Honeywell International, Inc.	97	13,749
Huntington Ingalls Industries, Inc.	25	5,661
Hyundai Engineering & Construction Co. Ltd.	235	7,869
Hyundai Heavy Industries Co. Ltd.[1]	60	7,596
IHI Corp.	200	6,947
IJM Corp. Bhd	3,600	2,814
Ingersoll-Rand PLC	131	11,681
ITOCHU Corp.	1,222	20,008
Jacobs Engineering Group, Inc.	208	12,120
Jardine Matheson Holdings Ltd.	500	31,680
Jardine Strategic Holdings Ltd.	400	17,280
JGC Corp.	200	3,235
Johnson Controls International PLC	394	15,874
JTEKT Corp.	400	5,536
Kajima Corp.	865	8,591
Kawasaki Heavy Industries Ltd.	200	6,627
KOC Holding AS	1,753	8,060
Komatsu Ltd.	279	7,934
Kubota Corp.	400	7,269
Kurita Water Industries Ltd.	200	5,774
L3 Technologies, Inc.	40	7,537
Larsen & Toubro Ltd.	552	9,651
Leonardo SpA	334	6,258
LIXIL Group Corp.	400	10,611
Lockheed Martin Corp.	65	20,169
Marubeni Corp.	6,700	45,742
MINEBEA MITSUMI, Inc.	300	4,691
MISUMI Group, Inc.	127	3,343
Mitsubishi Corp.	960	22,306
Mitsubishi Electric Corp.	1,054	16,461
Mitsubishi Heavy Industries Ltd.	400	15,810
Mitsui & Co. Ltd.	1,238	18,290
Nabtesco Corp.	163	6,053
Northrop Grumman Corp.	45	12,947
NSK Ltd.	300	4,043
Obayashi Corp.	700	8,389

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
PACCAR, Inc.	115	$8,319
Posco Daewoo Corp.	395	6,656
Raytheon Co.	47	8,769
Rexel SA	1,178	20,388
Rolls-Royce Holdings PLC[1]	700	8,330
Safran SA	120	12,263
Samsung C&T Corp.	105	12,376
Samsung Heavy Industries Co. Ltd.[1]	510	4,987
Shimizu Corp.	700	7,755
Siemens AG	307	43,262
Siemens Gamesa Renewable Energy SA	649	8,474
Sime Darby Bhd	3,100	6,622
SK Holdings Co. Ltd.	160	40,232
SK Networks Co. Ltd.	1,389	8,744
SNC-Lavalin Group, Inc.	141	6,358
Textron, Inc.	126	6,789
Thales SA	155	17,551
Toshiba Corp.[1]	6,543	18,310
TOTO Ltd.	100	4,211
Toyota Tsusho Corp.	1,000	32,825
Travis Perkins PLC	261	5,070
United Technologies Corp.	188	21,823
Vestas Wind Systems A/S	20	1,795
Vinci SA	319	30,321
Volvo AB, Class B	937	18,023
W.W. Grainger, Inc.	35	6,291
WABCO Holdings, Inc.[1]	25	3,700
Zodiac Aerospace	160	4,628
Total Capital Goods		1,373,463
Commercial & Professional Services—0.9%
Adecco Group AG	438	34,131
Capita PLC	495	3,752
G4S PLC	1,655	6,179
ManpowerGroup, Inc.	208	24,507
Park24 Co. Ltd.	200	4,868
Randstad Holding NV	438	27,102
RELX PLC	411	9,027
Sohgo Security Services Co. Ltd.	100	4,584
Total Commercial & Professional Services		114,150
Consumer Durables & Apparel—2.2%
adidas AG	58	13,124
Arcelik AS	540	3,450
Asics Corp.	300	4,467
D.R. Horton, Inc.	316	12,618
Electrolux AB, Series B2	803	27,212
	Shares	Value
Haier Electronics Group Co. Ltd.[1]	2,292	$5,587
Iida Group Holdings Co. Ltd.	600	10,692
LG Electronics, Inc.	270	19,425
Li & Fung Ltd.	55,183	27,695
Lululemon Athletica, Inc.[1]	50	3,113
LVMH Moet Hennessy Louis Vuitton SE	108	29,806
Michael Kors Holdings Ltd.[1]	117	5,598
Newell Brands, Inc.	237	10,113
NIKE, Inc., Class B	225	11,666
Panasonic Corp.	2,370	34,329
PVH Corp.	55	6,933
Sharp Corp.[1]	200	6,032
Sony Corp.	736	27,370
Steinhoff International Holdings NV	1,778	7,929
Under Armour, Inc., Class A1,2	180	2,966
Whirlpool Corp.	60	11,066
Yamaha Corp.	100	3,687
Yue Yuen Industrial Holdings Ltd.	1,318	5,012
Total Consumer Durables & Apparel		289,890
Consumer Services—1.0%
Aramark	880	35,737
Benesse Holdings, Inc.	200	7,214
Chipotle Mexican Grill, Inc.[1]	17	5,233
Marriott International, Inc., Class A	232	25,580
McDonald's Holdings Co. Japan Ltd.	100	4,424
New Oriental Education & Technology Group, Inc.[4]	40	3,530
SJM Holdings Ltd.	4,617	4,227
Sodexo SA	210	26,192
TUI AG	1,020	17,325
Wynn Resorts Ltd.	35	5,212
Yum China Holdings, Inc.[1]	95	3,797
Total Consumer Services		138,471
Diversified Financials—3.3%
American Express Co.	170	15,378
Ameriprise Financial, Inc.	63	9,356
ASX Ltd.	249	10,244
Ayala Corp.	774	14,779
Berkshire Hathaway, Inc., Class B1	245	44,913
Brookfield Asset Management, Inc., Class A	355	14,624
CI Financial Corp.	226	4,932
Coronation Fund Managers Ltd.	126	628
Credit Suisse Group AG1	965	15,289
Deutsche Bank AG	1,881	32,533
Eaton Vance Corp.	100	4,937
EXOR NV	1,080	68,499

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
First Pacific Co. Ltd.	6,430	$5,129
Goldman Sachs Group, Inc. (The)	81	19,212
Groupe Bruxelles Lambert SA	352	37,036
Morgan Stanley	424	20,424
Nasdaq, Inc.	109	8,455
Onex Corp.	147	11,318
ORIX Corp.	821	13,234
Pargesa Holding SA	175	14,559
PSG Group Ltd.	87	1,509
SEI Investments Co.	175	10,686
Singapore Exchange Ltd.	1,600	8,707
Synchrony Financial	255	7,918
Thomson Reuters Corp.	159	7,278
UBS Group AG1	1,104	18,883
Voya Financial, Inc.	293	11,688
Total Diversified Financials		432,148
Energy—10.0%
Andeavor	140	14,441
Baker Hughes a GE Co.	231	8,459
Bharat Petroleum Corp. Ltd.	1,911	13,788
BP PLC	14,214	91,022
Caltex Australia Ltd.	897	22,593
Chevron Corp.	544	63,920
China Petroleum & Chemical Corp., Class H	31,179	23,352
CNOOC Ltd.	6,865	8,860
Coal India Ltd.	1,590	6,593
ConocoPhillips	226	11,311
Crescent Point Energy Corp.	863	6,914
Devon Energy Corp.	280	10,279
Dialog Group BHD	6,500	3,079
Enbridge, Inc.	737	30,714
Exxon Mobil Corp.	1,357	111,247
Gazprom PJSC[4]	10,802	45,260
Hess Corp.	330	15,474
Hindustan Petroleum Corp. Ltd.	2,398	15,668
HollyFrontier Corp.	265	9,532
Idemitsu Kosan Co. Ltd.	697	19,660
Indian Oil Corp. Ltd.	3,482	21,349
JXTG Holdings, Inc.	9,000	46,285
LUKOIL PJSC[4]	936	49,636
Marathon Oil Corp.	1,162	15,757
Marathon Petroleum Corp.	525	29,442
Neste OYJ	215	9,392
Oil & Natural Gas Corp. Ltd.	2,567	6,718
OMV AG	235	13,694
	Shares	Value
PetroChina Co. Ltd., Class H	20,000	$12,675
Petroleo Brasileiro SA1	7,935	39,661
Peyto Exploration & Development Corp.	798	13,017
Phillips 66	493	45,164
Plains GP Holdings LP, Class A1	571	12,488
Polski Koncern Naftowy ORLEN SA	448	14,962
PTT PCL	2,800	34,255
Reliance Industries Ltd.	1,966	23,503
Rosneft Oil Co. PJSC[1]	7,340	40,774
Royal Dutch Shell PLC, Class A	3,673	110,803
Saipem SpA[1]	1,820	7,849
Santos Ltd.[1]	1,401	4,419
Schlumberger Ltd.	304	21,207
Showa Shell Sekiyu KK	900	10,354
SK Innovation Co. Ltd.	120	20,850
Statoil ASA	1,688	33,780
TOTAL SA	1,464	78,653
Tupras Turkiye Petrol Rafinerileri AS	175	5,984
Ultrapar Participacoes SA	641	15,261
Valero Energy Corp.	535	41,158
Weatherford International PLC[1,2]	1,030	4,717
Total Energy		1,315,973
Food & Staples Retailing—6.0%
Aeon Co. Ltd.	2,400	35,446
Alimentation Couche-Tard, Inc., Class B	449	20,428
Bid Corp. Ltd.	346	7,787
Carrefour SA	1,644	33,225
Casino Guichard Perrachon SA	479	28,416
Costco Wholesale Corp.	320	52,573
CVS Health Corp.	925	75,221
Empire Co. Ltd.	560	9,887
Eurocash SA	832	8,818
J Sainsbury PLC	5,485	17,507
Koninklijke Ahold Delhaize NV	1,788	33,440
Kroger Co. (The)	2,023	40,581
Magnit PJSC	215	8,804
Massmart Holdings Ltd.	475	3,925
METRO AG1	1,074	22,708
Seven & i Holdings Co. Ltd.	600	23,160
Sun Art Retail Group Ltd.	8,922	8,282
Sysco Corp.	718	38,736
Tesco PLC[1]	12,510	31,411
Walgreens Boots Alliance, Inc.	555	42,857
Wal-Mart de Mexico SAB de CV	5,271	12,104
Wal-Mart Stores, Inc.	2,360	184,410

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Wesfarmers Ltd.	870	$28,214
Woolworths Ltd.	1,164	23,025
Total Food & Staples Retailing		790,965
Food, Beverage & Tobacco—3.8%
Ajinomoto Co., Inc.	400	7,804
Anadolu Efes Biracilik Ve Malt Sanayii AS	625	3,677
Archer-Daniels-Midland Co.	667	28,354
Asahi Group Holdings Ltd.	179	7,245
Associated British Foods PLC	189	8,097
BRF SA1	711	10,266
British American Tobacco Malaysia Bhd	200	2,072
Bunge Ltd.	265	18,407
Campbell Soup Co.	115	5,384
Charoen Pokphand Foods PCL	13,127	10,529
China Mengniu Dairy Co. Ltd.[1]	3,486	9,752
Cia Cervecerias Unidas SA	577	7,779
CJ CheilJedang Corp.	35	10,833
Coca-Cola Bottlers Japan, Inc.	184	5,966
Coca-Cola HBC AG1	152	5,149
Coca-Cola Icecek AS	322	3,372
Felda Global Ventures Holdings Bhd	6,000	2,401
Fomento Economico Mexicano SAB de CV	488	4,677
Genting Plantations Bhd	1,000	2,439
Gruma SAB de CV, Class B	200	2,932
Grupo Bimbo SAB de CV, Series A	2,888	6,993
Gudang Garam Tbk PT	1,397	6,825
Hormel Foods Corp.	228	7,328
Ingredion, Inc.	50	6,032
IOI Corp. Bhd	4,100	4,408
Japan Tobacco, Inc.	287	9,403
JBS SA	9,095	24,440
Kikkoman Corp.	200	6,148
Kirin Holdings Co. Ltd.	346	8,139
Kraft Heinz Co. (The)	157	12,175
Kuala Lumpur Kepong Bhd	800	4,653
MEIJI Holdings Co. Ltd.	100	7,924
Mondelez International, Inc., Class A	280	11,385
Nestle SA	553	46,350
Nisshin Seifun Group, Inc.	500	8,373
Nissin Foods Holdings Co. Ltd.	100	6,077
PepsiCo, Inc.	195	21,729
Pioneer Foods Group Ltd.	235	1,962
PPB Group Bhd	800	3,194
Saputo, Inc.	307	10,602
Standard Foods Corp.	4,441	10,838
	Shares	Value
Suntory Beverage & Food Ltd.	200	$8,902
Swedish Match AB	634	22,191
Tiger Brands Ltd.	183	5,114
Tingyi Cayman Islands Holding Corp.	4,027	6,063
Toyo Suisan Kaisha Ltd.	300	11,020
Tyson Foods, Inc., Class A	195	13,738
Ulker Biskuvi Sanayi AS	513	2,791
Uni-President Enterprises Corp.	6,997	14,652
WH Group Ltd.[3]	11,307	12,015
Wilmar International Ltd.	9,239	21,636
Yamazaki Baking Co. Ltd.	300	5,416
Total Food, Beverage & Tobacco		505,651
Health Care Equipment & Services—4.5%
Abbott Laboratories	406	21,664
Aetna, Inc.	196	31,166
Alfresa Holdings Corp.	900	16,462
AmerisourceBergen Corp.	809	66,945
Anthem, Inc.	190	36,077
Cardinal Health, Inc.	905	60,563
Centene Corp.[1]	270	26,128
Cigna Corp.	100	18,694
Coloplast A/S, Class B	193	15,667
Envision Healthcare Corp.[1]	129	5,799
Express Scripts Holding Co.[1]	695	44,007
HCA Healthcare, Inc.[1]	250	19,897
Humana, Inc.	100	24,363
Koninklijke Philips NV	428	17,674
McKesson Corp.	475	72,965
Medipal Holdings Corp.	1,000	17,359
Sinopharm Group Co. Ltd., Class H	2,228	9,813
Suzuken Co. Ltd.	500	17,768
UnitedHealth Group, Inc.	330	64,630
Total Health Care Equipment & Services		587,641
Household & Personal Products—1.0%
Dabur India Ltd.	4,180	19,518
Hindustan Unilever Ltd.	554	9,956
Lion Corp.	300	5,474
Procter & Gamble Co. (The)	626	56,954
Shiseido Co. Ltd.	200	7,999
Unilever PLC	531	30,769
Total Household & Personal Products		130,670
Insurance—5.6%
Aegon NV	1,736	10,114
AIA Group Ltd.	947	6,984
Allianz SE	152	34,133

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Allstate Corp. (The)	130	$11,948
Aon PLC	56	8,182
Arthur J. Gallagher & Co.	260	16,003
Assicurazioni Generali S.p.A.	1,770	32,978
Aviva PLC	1,787	12,335
AXA SA	1,564	47,315
Brighthouse Financial, Inc.[1]	1	55
China Life Insurance Co. Ltd., Class H	2,384	7,096
China Taiping Insurance Holdings Co. Ltd.	3,545	9,486
Chubb Ltd.	77	10,976
CNP Assurances	1,253	29,374
Dai-ichi Life Holdings, Inc.	1,000	17,936
Discovery Ltd.	194	2,021
Dongbu Insurance Co. Ltd.	130	8,286
Fairfax Financial Holdings Ltd.	16	8,307
FNF Group	153	7,261
Gjensidige Forsikring ASA	734	12,780
Great-West Lifeco, Inc.	607	17,429
Hanwha Life Insurance Co. Ltd.	1,530	9,150
Hyundai Marine & Fire Insurance Co. Ltd.	244	9,650
Industrial Alliance Insurance & Financial Services, Inc.	184	8,312
Intact Financial Corp.	97	7,994
Japan Post Holdings Co. Ltd.[2]	4,600	54,310
Liberty Holdings Ltd.	173	1,348
Manulife Financial Corp.	406	8,216
Mapfre SA	2,910	9,474
Markel Corp.[1]	12	12,816
Medibank Pvt Ltd.	3,315	7,595
MetLife, Inc.	426	22,131
MS&AD Insurance Group Holdings, Inc.	600	19,312
Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	123	26,305
People's Insurance Co. Group of China Ltd. (The), Class H	25,038	11,188
PICC Property & Casualty Co. Ltd., Class H	3,416	6,027
Ping An Insurance Group Co. of China Ltd., Class H	1,143	8,773
Poste Italiane SpA[3]	2,743	20,202
Power Corp. of Canada	687	17,419
Power Financial Corp.	652	18,043
Progressive Corp. (The)	191	9,248
Prudential PLC	1,024	24,544
QBE Insurance Group Ltd.	870	6,833
Rand Merchant Investment Holdings Ltd.	629	1,932
Samsung Fire & Marine Insurance Co. Ltd.	40	9,779
Sompo Holdings, Inc.	300	11,668
Sony Financial Holdings, Inc.	300	4,920
	Shares	Value
T&D Holdings, Inc.	400	$5,805
Tokio Marine Holdings, Inc.	500	19,553
Travelers Cos., Inc. (The)	61	7,474
W.R. Berkley Corp.	213	14,216
Willis Towers Watson PLC	42	6,478
Zurich Insurance Group AG	80	24,423
Total Insurance		736,137
Materials—6.2%
Agrium, Inc.	85	9,088
Air Water, Inc.	300	5,533
Akzo Nobel NV	109	10,066
Amcor Ltd.	1,061	12,662
Anglo American Platinum Ltd.[1]	261	6,669
Anglo American PLC	748	13,443
ArcelorMittal[1]	959	24,744
Asahi Kasei Corp.	703	8,650
Avery Dennison Corp.	100	9,834
Ball Corp.	185	7,640
BASF SE	330	35,127
CCL Industries, Inc., Class B	60	2,897
Cemex SAB de CV1	7,000	6,380
China National Building Material Co. Ltd., Class H	7,786	5,393
Cia de Minas Buenaventura SAA[4]	377	4,822
Covestro AG3	108	9,288
CRH PLC	139	5,291
Crown Holdings, Inc.[1]	130	7,764
DowDuPont, Inc.	427	29,563
Eastman Chemical Co.	95	8,596
EMS-Chemie Holding AG	36	23,960
FMC Corp.	40	3,572
Fortescue Metals Group Ltd.	1,221	4,924
Freeport-McMoRan, Inc.[1]	564	7,919
Glencore PLC[1]	14,946	68,579
Grupa Azoty SA	344	7,533
Grupo Argos SA	1,913	13,758
Hindalco Industries Ltd.	2,970	10,940
Hyosung Corp.	50	6,352
Indorama Ventures PCL	6,170	7,817
Industrias Penoles SAB de CV	150	3,736
International Flavors & Fragrances, Inc.	54	7,717
International Paper Co.	215	12,216
Jastrzebska Spolka Weglowa SA1	80	2,118
JFE Holdings, Inc.	793	15,481
Jiangxi Copper Co. Ltd., Class H	6,281	9,923
Johnson Matthey PLC	380	17,436

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Kansai Paint Co. Ltd.	200	$5,032
KGHM Polska Miedz SA	159	5,123
Kobe Steel Ltd.	600	6,855
LafargeHolcim Ltd.[1]	219	12,810
LG Chem Ltd.	32	10,952
Lotte Chemical Corp.	25	8,251
LyondellBasell Industries NV, Class A	155	15,353
Mexichem SAB de CV	1,349	3,572
Mitsubishi Chemical Holdings Corp.	1,870	17,809
Mitsubishi Materials Corp.	200	6,912
Mitsui Chemicals, Inc.	200	6,076
MMC Norilsk Nickel PJSC[4]	496	8,531
Mondi Ltd.	23	616
Monsanto Co.	66	7,908
Newmont Mining Corp.	259	9,715
Nine Dragons Paper Holdings Ltd.	2,487	4,891
Nippon Paint Holdings Co. Ltd.	100	3,398
Nippon Steel & Sumitomo Metal Corp.	880	20,197
Novolipetsk Steel PJSC	140	3,185
POSCO	89	24,633
PPG Industries, Inc.	95	10,323
Rio Tinto PLC	371	17,287
Sappi Ltd.	375	2,557
Sasol Ltd.	105	2,885
Sealed Air Corp.	166	7,091
Sherwin-Williams Co. (The)	25	8,951
Sumitomo Chemical Co. Ltd.	1,866	11,654
Taiheiyo Cement Corp.	100	3,860
Taiyo Nippon Sanso Corp.	300	3,550
Tata Steel Ltd.	898	8,971
thyssenkrupp AG	692	20,513
Titan Cement Co. SA	242	6,128
Toray Industries, Inc.	1,366	13,246
Toyo Seikan Group Holdings Ltd.	300	5,010
Umicore SA	135	11,170
Vale SA	1,325	13,350
Vedanta Ltd.	1,960	9,429
voestalpine AG	229	11,680
West Fraser Timber Co. Ltd.	26	1,497
WestRock Co.	195	11,062
WR Grace & Co.	95	6,854
Total Materials		816,318
Media—1.4%
Altice NV, Class A1	1,035	20,734
Charter Communications, Inc., Class A1	63	22,895
	Shares	Value
Cheil Worldwide, Inc.	318	$5,053
Comcast Corp., Class A	846	32,554
Hakuhodo DY Holdings, Inc	900	11,817
Liberty Global PLC, Class A1	365	12,377
Shaw Communications, Inc., Class B	371	8,520
Sky PLC	960	11,785
Time Warner, Inc.	194	19,875
Twenty-First Century Fox, Inc., Class A	483	12,742
Viacom, Inc., Class B	180	5,011
Walt Disney Co. (The)	245	24,150
Total Media		187,513
Pharmaceuticals, Biotechnology & Life Sciences—2.7%
AbbVie, Inc.	180	15,995
Allergan PLC	35	7,173
Amgen, Inc.	65	12,119
AstraZeneca PLC	219	14,559
Bayer AG	190	25,898
Biogen, Inc.[1]	30	9,394
Bristol-Myers Squibb Co.	158	10,071
Eli Lilly & Co.	299	25,576
Gilead Sciences, Inc.	170	13,773
Hanmi Pharm Co. Ltd.[1]	10	3,968
Johnson & Johnson	305	39,653
Mallinckrodt PLC[1]	45	1,682
Merck & Co., Inc.	266	17,032
Mylan NV1	141	4,423
Orion OYJ, Class B	166	7,704
Otsuka Holdings Co. Ltd.	300	11,916
Perrigo Co. PLC	40	3,386
Pfizer, Inc.	1,164	41,555
Piramal Enterprises Ltd.	55	2,208
PT Kalbe Farma Tbk	48,389	5,982
Samsung Biologics Co. Ltd.[1,3]	10	2,947
Sanofi	273	27,113
Shire PLC	198	10,063
Teva Pharmaceutical Industries Ltd.[4]	360	6,336
Thermo Fisher Scientific, Inc.	94	17,785
Valeant Pharmaceuticals International, Inc.[1,2]	424	6,076
Vifor Pharma AG	60	7,069
Total Pharmaceuticals, Biotechnology & Life Sciences		351,456
Real Estate—1.5%
Azrieli Group Ltd.	34	1,888
CapitaLand Mall Trust	6,144	9,049
CBRE Group, Inc., Class A1	378	14,319
Central Pattana PCL	3,033	7,094

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
China Evergrande Group[1]	4,608	$16,076
China Jinmao Holdings Group Ltd.	8,357	4,205
China Overseas Land & Investment Ltd.	3,482	11,323
China Resources Land Ltd.	3,177	9,721
Country Garden Holdings Co. Ltd.	8,151	12,961
Daiwa House Industry Co. Ltd.	445	15,358
Daiwa House REIT Investment Corp.	4	9,573
Fullshare Holdings Ltd.[1]	2,432	1,059
Japan Prime Realty Investment Corp.	2	6,681
Jones Lang LaSalle, Inc.	83	10,251
LendLease Group	1,058	14,876
Longfor Properties Co. Ltd.	2,898	7,309
Mitsui Fudosan Co. Ltd.	500	10,838
NEPI Rockcastle PLC	165	2,247
Nippon Prologis REIT, Inc.	5	10,532
Shimao Property Holdings Ltd.	3,445	7,472
Sunac China Holdings Ltd.	1,418	6,490
Swire Pacific Ltd., Class A	560	5,435
Total Real Estate		194,757
Retailing—3.4%
Amazon.com, Inc.[1]	60	57,681
AutoNation, Inc.[1,2]	245	11,628
Best Buy Co., Inc.	260	14,810
CarMax, Inc.[1]	125	9,476
Dick’s Sporting Goods, Inc.	100	2,701
Dixons Carphone PLC	2,273	5,898
Dollar General Corp.	135	10,942
Dollar Tree, Inc.[1]	120	10,418
Gap, Inc. (The)	389	11,487
GOME Retail Holdings Ltd.	71,750	8,084
Hennes & Mauritz AB, Class B2	986	25,488
Home Depot, Inc. (The)	255	41,708
Imperial Holdings Ltd.	348	4,929
Isetan Mitsukoshi Holdings Ltd.	700	7,307
J Front Retailing Co. Ltd.	500	6,907
Jardine Cycle & Carriage Ltd.	841	24,364
JD.com, Inc.[1,4]	380	14,516
Kingfisher PLC	2,480	9,932
Kohl's Corp.	205	9,358
L Brands, Inc.[2]	136	5,659
Liberty Interactive Corp. QVC Group, Class A1	265	6,246
Lotte Shopping Co. Ltd.	55	11,837
Lowe's Cos., Inc.	510	40,769
Macy's, Inc.	443	9,666
Marks & Spencer Group PLC	2,271	10,768
	Shares	Value
Nordstrom, Inc.	198	$9,336
Rakuten, Inc.	600	6,540
S.A.C.I. Falabella	1,348	13,165
Signet Jewelers Ltd.	45	2,995
Target Corp.	476	28,089
Vipshop Holdings Ltd.[1,4]	422	3,709
Yamada Denki Co. Ltd.	2,600	14,205
Total Retailing		450,618
Semiconductors & Semiconductor Equipment—1.0%
Advanced Micro Devices, Inc.[1]	296	3,774
Intel Corp.	1,284	48,895
Micron Technology, Inc.[1]	250	9,832
NVIDIA Corp.	35	6,257
QUALCOMM, Inc.	274	14,204
SK Hynix, Inc.	168	12,160
Taiwan Semiconductor Manufacturing Co. Ltd.	5,943	42,430
Total Semiconductors & Semiconductor Equipment		137,552
Software & Services—2.7%
Accenture PLC, Class A	269	36,334
Alibaba Group Holding Ltd.[1,4]	147	25,388
Alphabet, Inc., Class A1	45	43,817
Cognizant Technology Solutions Corp., Class A	130	9,430
DXC Technology Co.	193	16,575
Fujitsu Ltd.	2,902	21,550
International Business Machines Corp.	330	47,876
Micro Focus International PLC[1,4]	104	3,329
Microsoft Corp.	761	56,687
Oracle Corp.	450	21,758
Otsuka Corp.	100	6,405
Samsung SDS Co. Ltd.	40	5,885
SAP SE	351	38,462
Tata Consultancy Services Ltd.	301	11,225
Tencent Holdings Ltd.	359	15,453
Weibo Corp.[1,2,4]	25	2,474
Total Software & Services		362,648
Technology Hardware & Equipment—4.5%
Acer, Inc.[1]	15,000	7,494
Alps Electric Co. Ltd.	200	5,275
Apple, Inc.	552	85,074
Arrow Electronics, Inc.[1]	197	15,841
AU Optronics Corp.	19,645	7,871
Avnet, Inc.	295	11,593
CDW Corp.	165	10,890
Cisco Systems, Inc.	691	23,238
Compal Electronics, Inc.	26,430	18,783

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Flex Ltd.[1]	886	$14,681
Hewlett Packard Enterprise Co.	760	11,180
Hitachi Ltd.	5,602	39,460
Hon Hai Precision Industry Co. Ltd.	16,117	55,807
HP, Inc.	1,120	22,355
HTC Corp.[1]	1,621	4,052
Innolux Corp.	15,000	6,999
Inventec Corp.	15,000	11,080
Lenovo Group Ltd.	32,193	17,764
LG Display Co. Ltd.	390	10,403
LG Innotek Co. Ltd.	10	1,345
NEC Corp.	600	16,257
Nippon Electric Glass Co. Ltd.	100	3,869
Nokia OYJ	2,290	13,753
Palo Alto Networks, Inc.[1]	20	2,882
Pegatron Corp.	6,702	17,394
Quanta Computer, Inc.	8,317	19,144
Ricoh Co. Ltd.	1,455	14,141
Samsung Electronics Co. Ltd.	36	80,590
Seagate Technology PLC	130	4,312
Telefonaktiebolaget LM Ericsson, Class B	2,085	11,947
Trimble, Inc.[1]	165	6,476
Western Digital Corp.	90	7,776
Wistron Corp.	15,444	12,351
Total Technology Hardware & Equipment		592,077
Telecommunication Services—4.4%
America Movil SAB de CV, Series L	17,500	15,573
AT&T, Inc.	1,669	65,375
Bharti Airtel Ltd.	1,795	10,702
BT Group PLC	3,535	13,465
CenturyLink, Inc.[2]	418	7,900
China Mobile Ltd.	4,000	40,534
China Unicom Hong Kong Ltd.[1]	12,871	17,896
Chunghwa Telecom Co. Ltd.	4,087	14,084
Deutsche Telekom AG	2,259	42,155
Idea Cellular Ltd.[1]	2,991	3,546
KDDI Corp.	700	18,451
MTN Group Ltd.	867	7,986
Nippon Telegraph & Telephone Corp.	900	41,232
NTT DOCOMO, Inc.	800	18,269
Orange SA	2,504	41,029
Sistema PJSC FC	1,410	6,768
SoftBank Group Corp.	400	32,280
Sprint Corp.[1]	1,660	12,915
Telecom Italia S.p.A.[1]	12,020	11,261
	Shares	Value
Telefonica Deutschland Holding AG	1,571	$8,818
Telefonica SA	3,793	41,218
T-Mobile US, Inc.[1]	454	27,994
True Corp. PCL[1]	27,700	5,067
Turk Telekomunikasyon AS1	2,820	5,384
Verizon Communications, Inc.	1,016	50,282
Vodafone Group PLC	9,331	26,140
Total Telecommunication Services		586,324
Transportation—2.8%
A.P. Moeller - Maersk A/S, Class B	10	19,000
American Airlines Group, Inc.	335	15,909
Atlantia SpA	404	12,757
Auckland International Airport Ltd.	1,085	5,051
C.H. Robinson Worldwide, Inc.[2]	130	9,893
Delta Air Lines, Inc.	571	27,534
Deutsche Lufthansa AG	755	20,984
Deutsche Post AG	841	37,448
DP World Ltd.	296	6,648
DSV A/S	220	16,646
Expeditors International of Washington, Inc.	122	7,303
FedEx Corp.	130	29,325
Grupo Aeroportuario del Sureste SAB de CV, Class B	74	1,412
Hyundai Glovis Co. Ltd.	204	26,361
International Consolidated Airlines Group SA	827	6,585
Japan Airport Terminal Co. Ltd.	100	3,562
JB Hunt Transport Services, Inc.	55	6,109
Korean Air Lines Co. Ltd.[1]	190	5,109
Latam Airlines Group SA	671	8,844
Mitsui OSK Lines Ltd.	200	6,059
Nippon Express Co. Ltd.	200	13,024
Nippon Yusen KK1	400	8,312
Qantas Airways Ltd.	2,067	9,456
Southwest Airlines Co.	128	7,166
TAV Havalimanlari Holding AS	98	486
United Continental Holdings, Inc.[1]	365	22,221
United Parcel Service, Inc., Class B	215	25,819
Westports Holdings Bhd	2,500	2,256
Yamato Holdings Co. Ltd.	400	8,072
Total Transportation		369,351
Utilities—4.2%
AES Corp.	747	8,232
AGL Energy Ltd.	385	7,060
Aguas Andinas SA, Class A	8,154	5,195
Alliant Energy Corp.	189	7,857
Ameren Corp.	138	7,982

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
American Water Works Co., Inc.	26	$2,104
Atco Ltd., Class I	152	5,566
Atmos Energy Corp.	45	3,773
Canadian Utilities Ltd., Class A	192	5,949
CenterPoint Energy, Inc.	240	7,010
Centrais Eletricas Brasileiras SA1	238	1,487
Centrica PLC	6,013	15,086
China Resources Power Holdings Co. Ltd.	3,160	5,704
Chubu Electric Power Co., Inc.	700	8,687
Chugoku Electric Power Co., Inc. (The)	500	5,308
CLP Holdings Ltd.	682	6,990
CMS Energy Corp.	160	7,411
CPFL Energia SA	875	7,530
DONG Energy A/S3	25	1,431
DTE Energy Co.	80	8,589
E.ON SE	1,813	20,524
Edison International	90	6,945
EDP - Energias de Portugal SA	4,524	17,034
Electricite de France SA	3,858	46,864
Emera, Inc.	186	7,029
Endesa SA	612	13,801
Enel S.p.A.	5,587	33,652
Engie SA	1,833	31,139
Exelon Corp.	345	12,996
GAIL India Ltd.	665	4,266
Gas Natural SDG SA	671	14,858
HK Electric Investments & HK Electric Investments Ltd.[3]	2,500	2,279
Hong Kong & China Gas Co. Ltd.	2,428	4,563
Hydro One Ltd.[3]	475	8,629
Innogy SE3	530	23,593
Kansai Electric Power Co., Inc. (The)	800	10,231
Korea Electric Power Corp.	605	20,601
Korea Gas Corp.[1]	240	8,822
Kyushu Electric Power Co., Inc.	600	6,370
NiSource, Inc.	195	4,990
OGE Energy Corp.	186	6,702
Osaka Gas Co. Ltd.	400	7,434
Pinnacle West Capital Corp.	92	7,780
RWE AG1	835	18,973
SSE PLC	934	17,506
Suez	528	9,641
Tata Power Co. Ltd. (The)	3,695	4,401
Tohoku Electric Power Co., Inc.	500	6,356
Tokyo Electric Power Co. Holdings, Inc.[1]	4,400	17,746
Tokyo Gas Co. Ltd.	352	8,624
	Shares	Value
UGI Corp.	81	$3,796
Veolia Environnement SA	564	13,035
Westar Energy, Inc.	129	6,398
Total Utilities		556,529
Total Common Stocks
(Cost $12,435,390)		12,989,477
PREFERRED STOCKS—1.3%
Automobiles & Components—0.7%
Volkswagen AG	585	95,439
Banks—0.4%
Banco Bradesco SA	1,935	21,441
Itau Unibanco Holding SA	1,782	24,422
Total Banks		45,863
Materials—0.1%
Gerdau SA	1,270	4,433
Braskem SA, Class A	402	5,392
Total Materials		9,825
Technology Hardware & Equipment—0.0%[5]
Samsung Electronics Co. Ltd.	3	5,401
Utilities—0.1%
Centrais Eletricas Brasileiras SA, Class B	1,444	10,358
Total Preferred Stocks
(Cost $151,602)		166,886

RIGHT—0.0%[5]
Capital Goods—0.0%[5]
China State Construction International Holdings Ltd., expiring 10/03/17[1]	309	2

(Cost $0)		2

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [6] (Cost $320,016)	320,016	320,016
Total Investments—102.1% (Cost $12,907,008)		13,476,381
Liabilities in Excess of Other Assets—(2.1)%		(280,317)
Net Assets—100.0%		$13,196,064

Schedule of Investments - continued

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

LP	-	Limited Partnership
PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	Non-income producing security.
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $317,774; total value of the collateral held by the fund was $331,573. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $11,557.
3	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $96,561 or 0.73% of the Fund’s net assets at period end.

4	American Depositary Receipt.
5	Less than 0.05%
6	Rate shown represents annualized 7-day yield as of September 30, 2017.

Schedule of Investments - concluded

OPPENHEIMER GLOBAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

Country	Value	% of Net Assets
Australia	$189,197	1.4%
Austria	25,374	0.2
Belgium	48,206	0.4
Brazil	234,479	1.8
Canada	347,096	2.6
Chile	34,984	0.3
China	500,145	3.8
Colombia	13,758	0.1
Czech Republic	16,811	0.1
Denmark	54,540	0.4
Finland	30,849	0.2
France	760,683	5.8
Germany	775,919	5.9
Greece	7,568	0.1
Hong Kong	172,787	1.3
Hungary	7,154	0.1
India	240,239	1.8
Indonesia	35,318	0.3
Ireland	11,935	0.1
Israel	11,684	0.1
Italy	139,439	1.1
Japan	1,855,714	14.1
Luxembourg	24,744	0.2
Malaysia	55,067	0.4
Mexico	69,992	0.5
Netherlands	314,608	2.4
New Zealand	5,051	0.0 [1]
Norway	46,560	0.4
Peru	4,822	0.0 [1]
Philippines	14,779	0.1
Poland	38,554	0.3
Portugal	17,034	0.1
Romania	2,247	0.0 [1]
Russia	212,445	1.6
Singapore	63,756	0.5
South Africa	92,043	0.7
South Korea	552,586	4.2
Spain	175,024	1.3
Sweden	124,143	0.9
Switzerland	309,296	2.3
Taiwan	242,979	1.8
Thailand	82,140	0.6
Turkey	47,193	0.4
United Arab Emirates	18,614	0.1

Country	Value	% of Net Assets
United Kingdom	$667,647	5.1%
United States	4,781,178	36.2
Total Investments	13,476,381	102.1
Liabilities in Excess of Other Assets	(280,317)	(2.1)
Net Assets	$13,196,064	100.0%

1	Less than 0.05%

Schedule of Investments

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—98.5%
Automobiles & Components—11.8%
Aisin Seiki Co. Ltd.	600	$31,608
Bayerische Motoren Werke AG	863	87,567
Bridgestone Corp.	700	31,752
Cie Generale des Etablissements Michelin	176	25,696
Continental AG	191	48,491
Daimler AG	2,169	173,006
Denso Corp.	900	45,518
Fiat Chrysler Automobiles NV1	7,752	138,932
Honda Motor Co. Ltd.	4,000	118,403
Isuzu Motors Ltd.	1,200	15,895
Koito Manufacturing Co. Ltd.	200	12,544
Mazda Motor Corp.	1,800	27,584
Mitsubishi Motors Corp.	2,500	19,766
Nissan Motor Co. Ltd.	9,700	96,039
NOK Corp.	400	8,955
Peugeot SA	2,425	57,767
Renault SA	663	65,142
Stanley Electric Co. Ltd.	300	10,274
Subaru Corp.	800	28,854
Sumitomo Electric Industries Ltd.	1,500	24,493
Sumitomo Rubber Industries Ltd.	400	7,327
Suzuki Motor Corp.	600	31,459
Toyoda Gosei Co. Ltd.	300	7,087
Toyota Industries Corp.	400	22,991
Toyota Motor Corp.	4,154	247,620
Valeo SA	270	20,039
Volkswagen AG	852	144,286
Yamaha Motor Co. Ltd.	500	14,969
Yokohama Rubber Co. Ltd. (The)	300	6,183
Total Automobiles & Components		1,570,247
Banks—7.6%
ABN AMRO Group NV2	701	21,000
Australia & New Zealand Banking Group Ltd.	1,282	29,775
Banco Bilbao Vizcaya Argentaria SA	4,779	42,718
Bank Hapoalim B.M.	1,030	7,210
Barclays PLC	11,674	30,283
BNP Paribas SA	1,220	98,436
BOC Hong Kong Holdings Ltd.	3,502	17,015
CaixaBank SA	2,684	13,454
Commerzbank AG1	1,376	18,723
Commonwealth Bank of Australia	470	27,751
Credit Agricole SA	4,312	78,402
Danske Bank A/S	591	23,641
	Shares	Value
DBS Group Holdings Ltd.	1,000	$15,332
DNB ASA	617	12,440
Erste Group Bank AG1	311	13,436
HSBC Holdings PLC	6,877	68,009
Intesa Sanpaolo S.p.A.	7,288	25,779
Japan Post Bank Co. Ltd.	1,700	20,992
KBC Group NV	213	18,055
Lloyds Banking Group PLC	76,799	69,787
Mitsubishi UFJ Financial Group, Inc.	7,900	51,282
Mizrahi Tefahot Bank Ltd.	110	1,972
Mizuho Financial Group, Inc.	14,700	25,740
National Australia Bank Ltd.	1,170	28,918
Nordea Bank AB	1,427	19,301
Oversea-Chinese Banking Corp. Ltd.	2,500	20,546
Resona Holdings, Inc.	1,400	7,189
Royal Bank of Scotland Group PLC[1]	5,225	18,808
Shizuoka Bank Ltd. (The)	1,000	8,990
Societe Generale SA	1,107	64,826
Standard Chartered PLC[1]	1,812	18,029
Sumitomo Mitsui Financial Group, Inc.	1,100	42,216
Sumitomo Mitsui Trust Holdings, Inc.	300	10,823
United Overseas Bank Ltd.	800	13,844
Westpac Banking Corp.	1,181	29,579
Total Banks		1,014,301
Capital Goods—12.7%
ABB Ltd.	1,275	31,546
ACS Actividades de Construccion y Servicios SA	1,195	44,296
Airbus SE	770	73,197
ANDRITZ AG	195	11,274
Asahi Glass Co. Ltd.	300	11,127
Assa Abloy AB, Class B	450	10,254
Atlas Copco AB, Class A	517	21,846
BAE Systems PLC	2,958	25,062
Bouygues SA	714	33,890
Brenntag AG	215	11,975
Bunzl PLC	370	11,254
Cie de Saint-Gobain	677	40,354
CIMIC Group Ltd.	280	9,713
CK Hutchison Holdings Ltd.	2,010	25,695
CNH Industrial NV	2,118	25,437
Daikin Industries Ltd.	200	20,246
DCC PLC	190	18,468
Eiffage SA	175	18,123
Elbit Systems Ltd.	13	1,911
Ferguson PLC	363	23,844

Schedule of Investments - continued

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Ferrovial SA	550	$12,110
Fuji Electric Co. Ltd.	2,000	11,087
Geberit AG	22	10,416
Hino Motors Ltd.	1,200	14,669
Hitachi Construction Machinery Co. Ltd.	300	8,888
HOCHTIEF AG	115	19,407
IHI Corp.	400	13,894
ITOCHU Corp.	1,894	31,010
Jardine Matheson Holdings Ltd.	1,000	63,360
Jardine Strategic Holdings Ltd.	700	30,240
JGC Corp.	500	8,089
JTEKT Corp.	700	9,689
Kawasaki Heavy Industries Ltd.	400	13,255
Keihan Holdings Co. Ltd.	400	11,709
Komatsu Ltd.	600	17,062
Kone OYJ, Class B	230	12,181
Kubota Corp.	900	16,355
Kurita Water Industries Ltd.	300	8,662
Legrand SA	139	10,037
Leonardo SpA	695	13,023
LIXIL Group Corp.	800	21,222
Marubeni Corp.	13,285	90,699
MINEBEA MITSUMI, Inc.	500	7,818
Mitsubishi Corp.	2,400	55,765
Mitsubishi Electric Corp.	2,500	39,044
Mitsubishi Heavy Industries Ltd.	800	31,619
Mitsui & Co. Ltd.	2,325	34,349
NGK Insulators Ltd.	200	3,745
Nidec Corp.	88	10,804
NSK Ltd.	700	9,434
Obayashi Corp.	1,600	19,175
OSRAM Licht AG	70	5,587
Prysmian SpA	410	13,853
Rexel SA	770	13,327
Rolls-Royce Holdings PLC[1]	1,739	20,695
Safran SA	185	18,905
Schindler Holding AG	99	21,312
Schneider Electric SE1	340	29,595
Seibu Holdings, Inc.[3]	600	10,245
Shimizu Corp.	1,500	16,617
Siemens AG	620	87,369
Siemens Gamesa Renewable Energy SA	1,096	14,311
Skanska AB, Class B	1,321	30,539
Sumitomo Corp.	1,883	27,074
Sumitomo Heavy Industries Ltd.	200	8,013
	Shares	Value
Taisei Corp.	140	$7,359
Thales SA	140	15,852
Toshiba Corp.[1]	15,542	43,492
TOTO Ltd.	200	8,422
Toyota Tsusho Corp.	2,000	65,651
Travis Perkins PLC	452	8,781
Vestas Wind Systems A/S	105	9,424
Vinci SA	466	44,293
Volvo AB, Class B	1,672	32,160
Zodiac Aerospace	205	5,929
Total Capital Goods		1,687,134
Commercial & Professional Services—1.4%
Adecco Group AG	315	24,546
Brambles Ltd.	902	6,370
Capita PLC	815	6,178
Experian PLC	461	9,271
G4S PLC	2,811	10,496
ISS A/S	268	10,780
Randstad Holding NV	549	33,970
RELX NV	339	7,218
RELX PLC	355	7,797
Securitas AB, Class B	1,518	25,367
SGS SA	7	16,805
Toppan Printing Co. Ltd.	2,000	19,829
Wolters Kluwer NV	160	7,395
Total Commercial & Professional Services		186,022
Consumer Durables & Apparel—3.0%
adidas AG	100	22,627
Asics Corp.	300	4,467
Cie Financiere Richemont SA	120	10,976
Electrolux AB, Series B3	460	15,588
Hermes International	8	4,034
Iida Group Holdings Co. Ltd.	1,000	17,821
Kering	37	14,743
Li & Fung Ltd.	45,248	22,709
Luxottica Group SpA	160	8,945
LVMH Moet Hennessy Louis Vuitton SE	135	37,258
Nikon Corp.	600	10,399
Panasonic Corp.	5,100	73,874
SEB SA	40	7,339
Sega Sammy Holdings, Inc.	600	8,379
Sekisui Chemical Co. Ltd.	800	15,735
Sekisui House Ltd.	1,400	23,587
Sharp Corp.[1]	500	15,080
Sony Corp.	1,469	54,628

Schedule of Investments - continued

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Swatch Group AG (The)	20	$8,326
Techtronic Industries Co. Ltd.	1,553	8,291
Yue Yuen Industrial Holdings Ltd.	2,480	9,430
Total Consumer Durables & Apparel		394,236
Consumer Services—1.0%
Benesse Holdings, Inc.	200	7,214
Genting Singapore PLC	5,300	4,566
McDonald's Holdings Co. Japan Ltd.	415	18,360
Melco Resorts & Entertainment Ltd.[4]	267	6,440
Oriental Land Co. Ltd.	200	15,234
Sands China Ltd.	2,675	13,922
Shangri-La Asia Ltd.	3,095	5,738
SJM Holdings Ltd.	26,179	23,964
TUI AG	1,581	26,854
Wynn Macau Ltd.	2,941	7,926
Total Consumer Services		130,218
Diversified Financials—3.1%
Credit Saison Co. Ltd.	995	20,640
Credit Suisse Group AG1	1,921	30,435
Deutsche Bank AG	3,894	67,349
EXOR NV	2,394	151,839
First Pacific Co. Ltd.	11,959	9,539
Groupe Bruxelles Lambert SA	166	17,466
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,700	9,001
Nomura Holdings, Inc.	2,500	13,992
ORIX Corp.	1,600	25,791
Pargesa Holding SA	95	7,903
SBI Holdings, Inc.	400	6,020
UBS Group AG1	2,111	36,107
Wendel SA	80	12,962
Total Diversified Financials		409,044
Energy—7.1%
BP PLC	30,535	195,537
Caltex Australia Ltd.	713	17,958
Eni SpA	4,929	81,579
Galp Energia SGPS SA	902	15,990
Idemitsu Kosan Co. Ltd.	1,323	37,316
Inpex Corp.	1,596	16,950
JXTG Holdings, Inc.	15,195	78,145
Neste OYJ	275	12,013
OMV AG	345	20,103
Repsol SA	2,089	38,501
Royal Dutch Shell PLC, Class A	4,160	125,495
Royal Dutch Shell PLC, Class B	3,508	107,991
Saipem SpA[1]	3,005	12,960
	Shares	Value
Showa Shell Sekiyu KK	1,400	$16,106
Statoil ASA	2,296	45,947
TOTAL SA	2,402	129,048
Total Energy		951,639
Food & Staples Retailing—4.4%
Aeon Co. Ltd.	4,158	61,411
Carrefour SA	3,640	73,563
Casino Guichard Perrachon SA	581	34,467
Distribuidora Internacional de Alimentacion SA	1,615	9,422
FamilyMart UNY Holdings Co. Ltd.	200	10,536
ICA Gruppen AB	399	14,963
J Sainsbury PLC	13,504	43,102
Jeronimo Martins SGPS SA	802	15,824
Koninklijke Ahold Delhaize NV	3,361	62,859
METRO AG1	1,724	36,452
Seven & i Holdings Co. Ltd.	1,200	46,320
Tesco PLC[1]	31,846	79,962
Wesfarmers Ltd.	1,481	48,028
Wm Morrison Supermarkets PLC	6,203	19,482
Woolworths Ltd.	1,412	27,931
Total Food & Staples Retailing		584,322
Food, Beverage & Tobacco—3.9%
Ajinomoto Co., Inc.	600	11,705
Anheuser-Busch InBev SA	295	35,328
Asahi Group Holdings Ltd.	198	8,014
Associated British Foods PLC	455	19,492
British American Tobacco PLC	452	28,332
Carlsberg A/S, Class B	80	8,756
Coca-Cola Amatil Ltd.	905	5,489
Coca-Cola Bottlers Japan, Inc.	300	9,728
Coca-Cola HBC AG1	322	10,908
Danone SA	321	25,187
Diageo PLC	281	9,248
Golden Agri-Resources Ltd.	41,300	11,405
Heineken Holding NV	260	24,436
Heineken NV	240	23,734
Imperial Brands PLC	350	14,951
Japan Tobacco, Inc.	600	19,658
Kirin Holdings Co. Ltd.	900	21,172
MEIJI Holdings Co. Ltd.	200	15,849
Nestle SA	923	77,362
Orkla ASA	735	7,544
Pernod Ricard SA	70	9,686
Suntory Beverage & Food Ltd.	400	17,803
Swedish Match AB	180	6,300

Schedule of Investments - continued

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Tate & Lyle PLC	540	$4,698
WH Group Ltd.[2]	24,897	26,457
Wilmar International Ltd.	21,348	49,992
Yamazaki Baking Co. Ltd.	700	12,636
Total Food, Beverage & Tobacco		515,870
Health Care Equipment & Services—1.5%
Alfresa Holdings Corp.	1,400	25,608
Essilor International SA	85	10,526
Fresenius Medical Care AG & Co. KGaA	214	20,940
Fresenius SE & Co. KGaA	373	30,096
Koninklijke Philips NV	680	28,080
Medipal Holdings Corp.	1,700	29,510
Olympus Corp.	200	6,769
Ramsay Health Care Ltd.	155	7,575
Smith & Nephew PLC	449	8,120
Sonic Healthcare Ltd.	370	6,071
Suzuken Co. Ltd.	800	28,428
Total Health Care Equipment & Services		201,723
Household & Personal Products—1.1%
Essity AB, Class B1	390	10,588
Henkel AG & Co KGaA	95	11,562
L'Oreal SA	186	39,558
Shiseido Co. Ltd.	300	11,999
Unicharm Corp.	500	11,442
Unilever NV	517	30,584
Unilever PLC	479	27,756
Total Household & Personal Products		143,489
Insurance—7.5%
Aegon NV	4,464	26,007
Ageas	257	12,080
AIA Group Ltd.	1,808	13,333
Allianz SE	284	63,775
Assicurazioni Generali SpA	3,420	63,720
Aviva PLC	4,130	28,508
AXA SA	3,505	106,035
Baloise Holding AG	79	12,508
CNP Assurances	1,408	33,008
Dai-ichi Life Holdings, Inc.	2,300	41,253
Direct Line Insurance Group PLC	1,102	5,376
Hannover Rueck SE	148	17,838
Insurance Australia Group Ltd.	1,935	9,672
Japan Post Holdings Co. Ltd.[3]	8,157	96,306
Legal & General Group PLC	3,415	11,908
Mapfre SA	5,443	17,721
Medibank Pvt Ltd.	3,130	7,171
	Shares	Value
MS&AD Insurance Group Holdings, Inc.	1,300	$41,842
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252	53,893
NN Group NV	230	9,628
Poste Italiane SpA[2]	4,583	33,754
Prudential PLC	2,013	48,249
QBE Insurance Group Ltd.	1,257	9,873
RSA Insurance Group PLC	1,206	10,080
Sampo OYJ, Class A	144	7,613
SCOR SE	398	16,691
Sompo Holdings, Inc.	700	27,225
Sony Financial Holdings, Inc.	600	9,840
Suncorp Group Ltd.	1,211	12,400
Swiss Life Holding AG1	18	6,345
Swiss Re AG	356	32,267
T&D Holdings, Inc.	900	13,060
Tokio Marine Holdings, Inc.	900	35,196
Tryg A/S	385	8,893
UnipolSai Assicurazioni SpA	5,651	13,201
Zurich Insurance Group AG	135	41,214
Total Insurance		997,483
Materials—7.8%
Air Liquide SA	160	21,346
Air Water, Inc.	500	9,221
Akzo Nobel NV	170	15,700
Amcor Ltd.	11	131
Anglo American PLC	1,548	27,820
ArcelorMittal[1]	1,762	45,462
Asahi Kasei Corp.	873	10,741
BASF SE	749	79,728
BHP Billiton Ltd.	1,118	22,615
BHP Billiton PLC	801	14,126
BlueScope Steel Ltd.	750	6,456
Covestro AG2	190	16,341
CRH PLC	1,333	50,737
Evonik Industries AG	365	13,040
Fortescue Metals Group Ltd.	2,157	8,699
Givaudan SA	5	10,888
Glencore PLC[1]	28,287	129,793
HeidelbergCement AG	180	18,507
Hitachi Chemical Co. Ltd.	300	8,222
Hitachi Metals Ltd.	700	9,738
Israel Chemicals Ltd.	145	644
JFE Holdings, Inc.	1,048	20,459
Johnson Matthey PLC	736	33,771
Kaneka Corp.	1,000	7,764

Schedule of Investments - continued

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Kobe Steel Ltd.	1,500	$17,137
Kuraray Co. Ltd.	400	7,477
LafargeHolcim Ltd.[1]	433	25,328
Linde AG	110	22,946
Mitsubishi Chemical Holdings Corp.	3,900	37,141
Mitsubishi Gas Chemical Co., Inc.	300	7,028
Mitsubishi Materials Corp.	400	13,823
Newcrest Mining Ltd.	258	4,255
Nippon Paint Holdings Co. Ltd.	200	6,796
Nippon Steel & Sumitomo Metal Corp.	1,264	29,010
Nitto Denko Corp.	100	8,335
Norsk Hydro ASA	1,713	12,460
Oji Holdings Corp.	3,000	16,177
Rio Tinto Ltd.	155	8,091
Rio Tinto PLC	603	28,097
Shin-Etsu Chemical Co. Ltd.	200	17,874
Solvay SA	22	3,288
South32 Ltd.	2,795	7,171
Stora Enso OYJ, Class R	630	8,900
Sumitomo Chemical Co. Ltd.	3,000	18,736
Taiheiyo Cement Corp.	200	7,720
Taiyo Nippon Sanso Corp.	500	5,917
Teijin Ltd.	400	7,882
thyssenkrupp AG	1,542	45,711
Toray Industries, Inc.	2,300	22,302
Tosoh Corp.	500	11,265
Toyo Seikan Group Holdings Ltd.	500	8,351
Umicore SA	180	14,894
UPM-Kymmene OYJ	365	9,894
voestalpine AG	276	14,078
Yara International ASA	270	12,099
Total Materials		1,042,132
Media—1.0%
Altice NV, Class B1	1,342	26,812
Dentsu, Inc.	200	8,777
Hakuhodo DY Holdings, Inc	1,300	17,069
I-CABLE Communications Ltd.[1]	411	14
Lagardere SCA	361	12,088
Pearson PLC	660	5,419
Publicis Groupe SA	187	13,063
RTL Group SA	140	10,608
Sky PLC	1,245	15,284
Vivendi SA	627	15,877
WPP PLC	815	15,144
Total Media		140,155
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—2.9%
Astellas Pharma, Inc.	1,200	$15,261
AstraZeneca PLC	305	20,276
Bayer AG	450	61,338
CSL Ltd.	70	7,358
Daiichi Sankyo Co. Ltd.	500	11,273
Eurofins Scientific SE	12	7,584
GlaxoSmithKline PLC	1,476	29,476
Lonza Group AG1	30	7,875
Merck KGaA	60	6,676
Novartis AG	587	50,292
Novo Nordisk A/S, Class B	275	13,150
Otsuka Holdings Co. Ltd.	300	11,916
Roche Holding AG	150	38,322
Sanofi	340	33,768
Shire PLC	200	10,164
Sumitomo Dainippon Pharma Co. Ltd.	300	3,902
Takeda Pharmaceutical Co. Ltd.	400	22,081
Teva Pharmaceutical Industries Ltd.[4]	1,822	32,067
Vifor Pharma AG	45	5,302
Total Pharmaceuticals, Biotechnology & Life Sciences		388,081
Real Estate—1.4%
Azrieli Group Ltd.	35	1,944
CapitaLand Ltd.	3,100	8,173
CK Asset Holdings Ltd.	1,958	16,207
Daiwa House Industry Co. Ltd.	1,000	34,513
Goodman Group	2,688	17,379
ICADE	114	10,171
LendLease Group	1,158	16,282
Mirvac Group	4,124	7,410
Mitsubishi Estate Co. Ltd.	800	13,905
Mitsui Fudosan Co. Ltd.	800	17,341
Nomura Real Estate Holdings, Inc.	300	6,391
Segro PLC	2,817	20,258
Tokyu Fudosan Holdings Corp.	1,500	9,048
Wheelock & Co. Ltd.	1,617	11,376
Total Real Estate		190,398
Retailing—1.5%
Dixons Carphone PLC	3,388	8,791
Don Quijote Holdings Co. Ltd.	400	14,943
Dufry AG1	65	10,332
Hennes & Mauritz AB, Class B3	733	18,948
Industria de Diseno Textil SA	588	22,164
Isetan Mitsukoshi Holdings Ltd.	1,200	12,526
J Front Retailing Co. Ltd.	800	11,051

Schedule of Investments - continued

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Jardine Cycle & Carriage Ltd.	404	$11,704
Kingfisher PLC	6,129	24,546
Marks & Spencer Group PLC[3]	2,848	13,504
Next PLC	100	7,057
Rakuten, Inc.	900	9,810
Takashimaya Co. Ltd.	1,000	9,363
Yamada Denki Co. Ltd.	3,900	21,308
Zalando SE1,2	110	5,514
Total Retailing		201,561
Semiconductors & Semiconductor Equipment—0.4%
ASM Pacific Technology Ltd.	1,256	18,090
NXP Semiconductors NV1	199	22,505
STMicroelectronics NV	535	10,354
Total Semiconductors & Semiconductor Equipment		50,949
Software & Services—1.2%
Amadeus IT Group SA	110	7,151
Atos SE	95	14,741
Capgemini SE	130	15,239
Dassault Systemes SE	102	10,321
Fujitsu Ltd.	4,277	31,761
Otsuka Corp.	200	12,810
SAP SE	385	42,188
United Internet AG	41	2,553
Worldpay Group PLC[2]	2,537	13,853
Yahoo Japan Corp.	2,600	12,334
Total Software & Services		162,951
Technology Hardware & Equipment—2.3%
Alps Electric Co. Ltd.	300	7,913
Brother Industries Ltd.	400	9,303
Canon, Inc.	1,100	37,574
FUJIFILM Holdings Corp.	700	27,157
Hitachi High-Technologies Corp.	300	10,874
Hitachi Ltd.	11,067	77,955
Konica Minolta, Inc.	1,000	8,209
NEC Corp.	388	10,508
Nippon Electric Glass Co. Ltd.	100	3,869
Nokia OYJ	3,955	23,752
Omron Corp.	200	10,181
Ricoh Co. Ltd.	2,200	21,381
Seiko Epson Corp.	500	12,095
TDK Corp.	200	13,574
Telefonaktiebolaget LM Ericsson, Class B	3,465	19,854
Yaskawa Electric Corp.	300	9,501
Total Technology Hardware & Equipment		303,700
	Shares	Value
Telecommunication Services—4.6%
BT Group PLC	9,565	$36,433
Deutsche Telekom AG	4,248	79,272
Elisa OYJ	135	5,812
Iliad SA	27	7,177
KDDI Corp.	1,600	42,173
Koninklijke KPN NV	2,485	8,534
Millicom International Cellular SA	95	6,256
Nippon Telegraph & Telephone Corp.	2,000	91,627
NTT DOCOMO, Inc.	1,700	38,821
Orange SA	2,242	36,736
Proximus SADP	240	8,272
SoftBank Group Corp.	841	67,869
Spark New Zealand Ltd.	3,900	10,290
Tele2 AB, Class B	554	6,326
Telecom Italia SpA[1]	20,685	19,380
Telefonica Deutschland Holding AG	1,737	9,750
Telefonica SA	6,508	70,721
Telenor ASA	860	18,193
Telia Co. AB	2,390	11,232
Telstra Corp. Ltd.	6,001	16,433
Vodafone Group PLC	9,591	26,868
Total Telecommunication Services		618,175
Transportation—3.5%
A.P. Moeller - Maersk A/S, Class A	4	7,352
A.P. Moeller - Maersk A/S, Class B	10	19,000
Abertis Infraestructuras SA	1,070	21,631
Aena SME SA2	30	5,417
Aeroports de Paris	40	6,469
ANA Holdings, Inc.	600	22,701
Atlantia SpA	265	8,368
Bollore SA	5,426	27,127
Central Japan Railway Co.	100	17,528
Deutsche Lufthansa AG	1,080	30,017
Deutsche Post AG	1,916	85,315
DSV A/S	210	15,890
East Japan Railway Co.	300	27,677
easyJet PLC	469	7,658
Fraport AG Frankfurt Airport Services Worldwide	50	4,749
Japan Airlines Co. Ltd.	600	20,298
Mitsui OSK Lines Ltd.	500	15,147
Nippon Express Co. Ltd.	300	19,535
Nippon Yusen KK1	900	18,701
Qantas Airways Ltd.	3,346	15,306
Royal Mail PLC	4,739	24,428

Schedule of Investments - continued

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Ryanair Holdings PLC[1,4]	145	$15,286
Singapore Airlines Ltd.	1,900	14,048
Yamato Holdings Co. Ltd.	800	16,143
Total Transportation		465,791
Utilities—5.8%
AGL Energy Ltd.	450	8,252
Centrica PLC	12,409	31,133
Chubu Electric Power Co., Inc.	1,700	21,098
Chugoku Electric Power Co., Inc. (The)	1,300	13,801
DONG Energy A/S2	211	12,081
E.ON SE	3,792	42,928
EDP - Energias de Portugal SA	3,833	14,432
Electric Power Development Co. Ltd.	300	7,532
Electricite de France SA	8,043	97,699
Endesa SA	755	17,026
Enel SpA	9,981	60,119
Engie SA	4,227	71,809
Gas Natural SDG SA	885	19,596
Iberdrola SA	3,400	26,416
Innogy SE2	1,051	46,786
Kansai Electric Power Co., Inc. (The)	1,900	24,298
Kyushu Electric Power Co., Inc.	1,400	14,863
National Grid PLC	1,250	15,506
RWE AG1	2,085	47,375
Severn Trent PLC	92	2,682
SSE PLC	2,324	43,558
Suez	958	17,492
Terna Rete Elettrica Nazionale SpA	1,601	9,354
Tohoku Electric Power Co., Inc.	1,300	16,526
Tokyo Electric Power Co. Holdings, Inc.[1]	10,300	41,542
Tokyo Gas Co. Ltd.	600	14,701
United Utilities Group PLC	160	1,834
Veolia Environnement SA	1,161	26,833
Total Utilities		767,272
Total Common Stocks
(Cost $12,433,561)		13,116,893
PREFERRED STOCKS—1.0%
Automobiles & Components—0.8%
Volkswagen AG	652	106,369
Bayerische Motoren Werke AG	94	8,377
Total Automobiles & Components		114,746
Household & Personal Products—0.2%
Henkel AG & Co KGaA	165	22,462
Total Preferred Stocks
(Cost $132,903)		137,208
	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [5] (Cost $324,830)	324,830	$324,830
Total Investments—101.9% (Cost $12,891,294)		13,578,931
Liabilities in Excess of Other Assets—(1.9)%		(257,076)
Net Assets—100.0%		$13,321,855

Schedule of Investments - continued

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

PLC	-	Public Limited Company

1	Non-income producing security.
2	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $181,203 or 1.36% of the Fund’s net assets at period end.

3	All or a portion of the security was on loan. The aggregate value of the securities on loan was $309,181; total value of the collateral held by the fund was $324,830.
4	American Depositary Receipt.
5	Rate shown represents annualized 7-day yield as of September 30, 2017.

Schedule of Investments - concluded

OPPENHEIMER INTERNATIONAL REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

Country	Value	% of Net Assets
Australia	$436,151	3.3%
Austria	58,891	0.4
Belgium	109,382	0.8
China	17,015	0.1
Denmark	128,966	1.0
Finland	80,166	0.6
France	1,705,871	12.8
Germany	1,745,737	13.1
Hong Kong	304,805	2.3
Ireland	66,023	0.5
Israel	45,748	0.3
Italy	364,032	2.7
Japan	4,233,892	31.8
Luxembourg	69,910	0.5
Macau	7,926	0.1
Netherlands	695,985	5.2
New Zealand	10,291	0.1
Norway	108,683	0.8
Portugal	46,246	0.4
Singapore	149,610	1.1
Spain	382,655	2.9
Sweden	243,268	1.8
Switzerland	691,306	5.2
United Kingdom	1,541,378	11.6
United States	334,994	2.5
Total Investments	13,578,931	101.9
Liabilities in Excess of Other Assets	(257,076)	(1.9)
Net Assets	$13,321,855	100.0%

Schedule of Investments

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS—96.3%
Automobiles & Components—4.7%
Astra International Tbk PT	53,564	$31,417
Bajaj Auto Ltd.	290	13,805
Bosch Ltd.	17	5,347
Brilliance China Automotive Holdings Ltd.	958	2,551
BYD Co. Ltd., Class H	1,691	15,685
Cheng Shin Rubber Industry Co. Ltd.	9,075	18,166
Dongfeng Motor Group Co. Ltd., Class H	11,646	15,387
Fuyao Glass Industry Group Co. Ltd., Class H1	695	2,523
Geely Automobile Holdings Ltd.	8,354	23,530
Great Wall Motor Co. Ltd., Class H	7,893	9,701
Guangzhou Automobile Group Co. Ltd., Class H	2,520	5,833
Hankook Tire Co. Ltd.	245	12,877
Hanon Systems	1,012	11,133
Hyundai Mobis Co. Ltd.	348	72,921
Hyundai Motor Co.	1,081	142,044
Hyundai Wia Corp.	220	12,543
Kia Motors Corp.	2,735	75,578
Mahindra & Mahindra Ltd.	1,290	24,770
Minth Group Ltd.	751	3,933
Motherson Sumi Systems Ltd.	3,385	17,433
Tata Motors Ltd.[2]	12,607	77,491
Tata Motors Ltd., Class A2	3,428	11,666
Tofas Turk Otomobil Fabrikasi AS	1,065	9,248
UMW Holdings Bhd[2]	9,662	12,700
Total Automobiles & Components		628,282
Banks—13.1%
Agricultural Bank of China Ltd., Class H	45,806	20,526
Alliance Bank Malaysia Bhd	15,086	13,934
AMMB Holdings Bhd	12,805	13,222
Axis Bank Ltd.	2,195	17,109
Banco Bradesco SA	8,125	85,793
Banco de Credito e Inversiones	268	16,974
Banco do Brasil SA	14,018	154,665
Bancolombia SA	2,506	27,938
Bank Danamon Indonesia Tbk PT	18,500	7,142
Bank Handlowy w Warszawie SA	250	4,741
Bank Mandiri Persero Tbk PT	47,110	23,522
Bank of China Ltd., Class H	130,000	64,079
Bank of Communications Co. Ltd., Class H	70,000	51,084
Bank Rakyat Indonesia Persero Tbk PT	22,563	25,588
Bank Zachodni WBK SA	192	18,405
Barclays Africa Group Ltd.	955	9,831
BNK Financial Group, Inc.	1,391	12,145
	Shares	Value
Capitec Bank Holdings Ltd.	125	$7,953
China CITIC Bank Corp Ltd., Class H	46,563	29,569
China Construction Bank Corp., Class H	304,023	252,227
China Everbright Bank Co. Ltd., Class H	26,476	12,237
China Merchants Bank Co. Ltd., Class H	5,000	17,572
Chongqing Rural Commercial Bank Co. Ltd., Class H	10,000	6,337
CIMB Group Holdings Bhd	17,943	26,771
DGB Financial Group, Inc.	905	8,296
Grupo Financiero Banorte SAB de CV, Class O	2,500	17,289
Hana Financial Group, Inc.	615	25,425
Housing Development Finance Corp. Ltd.	925	24,671
ICICI Bank Ltd.	8,135	34,448
IDFC Bank Ltd.	5,517	4,763
Indiabulls Housing Finance Ltd.	295	5,450
Industrial & Commercial Bank of China Ltd., Class H	100,658	74,746
Industrial Bank of Korea	1,485	18,670
Itau CorpBanca	1,521,703	14,342
Kasikornbank PCL	8,144	50,549
KB Financial Group, Inc.	640	31,347
LIC Housing Finance Ltd.	1,010	9,700
Metropolitan Bank & Trust Co.	7,820	13,316
Nedbank Group Ltd.[3]	950	14,258
OTP Bank PLC	215	8,096
Piraeus Bank SA2	1,869	6,408
Qatar National Bank QPSC	886	29,689
RHB Bank Bhd	18,203	21,684
Sberbank of Russia PJSC[4]	7,797	111,263
Shinhan Financial Group Co. Ltd.	855	37,549
Standard Bank Group Ltd.	2,795	32,666
State Bank of India	24,590	95,563
Turkiye Garanti Bankasi AS	6,055	16,482
Turkiye Is Bankasi, Class C	14,095	26,873
VTB Bank PJSC	22,032	47,369
Woori Bank	1,628	25,372
Yes Bank Ltd.	1,775	9,511
Total Banks		1,735,159
Capital Goods—9.2%
AKR Corporindo Tbk PT	11,289	5,951
Alfa SAB de CV, Class A	21,655	27,416
Alliance Global Group, Inc.[2]	33,253	10,500
Aselsan Elektronik Sanayi Ve Ticaret AS	265	1,960
Ashok Leyland Ltd.	5,361	10,103
AviChina Industry & Technology Co. Ltd., Class H	7,333	4,431
Beijing Enterprises Holdings Ltd.	3,046	16,379

Schedule of Investments - continued

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Berli Jucker PCL	8,942	$14,144
Bharat Heavy Electricals Ltd.	7,778	9,996
Bidvest Group Ltd. (The)	805	10,294
China Communications Construction Co. Ltd., Class H	25,000	31,207
China Railway Construction Corp. Ltd., Class H	20,088	25,461
China Railway Group Ltd., Class H	40,978	33,892
China State Construction International Holdings Ltd.	6,869	10,008
CITIC Ltd.	66,771	98,652
CJ Corp.	342	50,911
CRRC Corp. Ltd., Class H	10,896	9,681
Daelim Industrial Co. Ltd.	210	14,686
Daewoo Engineering & Construction Co. Ltd.[2]	2,926	18,419
DMCI Holdings, Inc.	20,757	6,374
Doosan Bobcat, Inc.	195	6,223
Doosan Heavy Industries & Construction Co. Ltd.	1,280	19,110
Eicher Motors Ltd.	12	5,734
Embraer SA	2,323	13,138
Far Eastern New Century Corp.	39,387	31,173
Fosun International Ltd.	16,215	34,171
GS Engineering & Construction Corp.[2]	700	16,288
Haitian International Holdings Ltd.	1,386	3,984
Hanwha Corp.	1,995	76,640
Hanwha Techwin Co. Ltd.[2]	146	4,232
Hiwin Technologies Corp.	530	4,675
Hyundai Development Co.-Engineering & Construction	160	4,987
Hyundai Engineering & Construction Co. Ltd.	740	24,778
Hyundai Heavy Industries Co. Ltd.[2]	255	32,283
JG Summit Holdings, Inc.	8,802	12,995
KCC Corp.	18	5,886
KOC Holding AS	7,751	35,637
Larsen & Toubro Ltd.	1,905	33,307
LG Corp.	235	16,537
Posco Daewoo Corp.	1,926	32,455
Samsung C&T Corp.	447	52,687
Samsung Heavy Industries Co. Ltd.[2]	1,835	17,944
Shanghai Electric Group Co. Ltd., Class H2	14,299	6,298
Shanghai Industrial Holdings Ltd.	3,591	10,873
Siemens Ltd.	401	7,298
Sinopec Engineering Group Co. Ltd., Class H	5,000	4,411
SK Holdings Co. Ltd.	847	212,979
SK Networks Co. Ltd.	5,672	35,705
Teco Electric and Machinery Co. Ltd.	23,597	21,127
Waskita Karya Persero Tbk PT	70,523	9,294
Weichai Power Co. Ltd., Class H	6,468	7,088

	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd., Class H	500	$2,801
Total Capital Goods		1,213,203
Commercial & Professional Services—0.1%
S-1 Corp.	96	7,476

Consumer Durables & Apparel—1.7%
Arcelik AS	1,260	8,050
CCC SA	60	4,544
Coway Co. Ltd.	40	3,283
Eclat Textile Co. Ltd.	209	2,540
Feng TAY Enterprise Co. Ltd.	1,410	6,417
Haier Electronics Group Co. Ltd.[2]	7,670	18,697
Hanssem Co. Ltd.	46	6,085
LG Electronics, Inc.	1,344	96,691
LPP SA	3	6,728
Nien Made Enterprise Co. Ltd.	230	2,359
Pou Chen Corp.	22,390	28,095
Ruentex Industries Ltd.[2]	3,404	5,040
Steinhoff International Holdings NV	7,786	34,615
Titan Co. Ltd.	760	6,801
Total Consumer Durables & Apparel		229,945
Consumer Services—0.5%
Genting Malaysia Bhd	11,217	14,292
Jollibee Foods Corp.	2,335	11,206
Kangwon Land, Inc.	70	2,139
New Oriental Education & Technology Group, Inc.[4]	48	4,236
OPAP SA	1,296	13,713
TAL Education Group[4]	48	1,618
Yum China Holdings, Inc.[2]	463	18,506
Total Consumer Services		65,710
Diversified Financials—1.3%
Bajaj Finance Ltd.	250	7,035
Chailease Holding Co. Ltd.	4,752	11,455
China Cinda Asset Management Co. Ltd., Class H	35,592	13,123
China Everbright Ltd.	2,023	4,652
China Huarong Asset Management Co. Ltd., Class H1	62,335	27,853
CITIC Securities Co. Ltd., Class H	2,500	5,499
Far East Horizon Ltd.	10,258	9,640
Fubon Financial Holding Co. Ltd.	9,980	15,567
GF Securities Co. Ltd., Class H	2,226	4,839
Grupo de Inversiones Suramericana SA	1,182	16,454
GT Capital Holdings, Inc.	450	10,284
Haitong Securities Co. Ltd., Class H	4,000	6,463
Metro Pacific Investments Corp.	99,505	13,124

Schedule of Investments - continued

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Yuanta Financial Holding Co. Ltd.	60,622	$26,089
Total Diversified Financials		172,077
Energy—16.4%
Adaro Energy Tbk PT	66,000	8,943
Banpu PCL	18,033	9,517
Bharat Petroleum Corp. Ltd.	8,722	62,931
China Coal Energy Co. Ltd., Class H	15,000	7,086
China Petroleum & Chemical Corp., Class H	170,826	127,944
China Shenhua Energy Co. Ltd., Class H	5,000	11,753
CNOOC Ltd.	35,000	45,169
Coal India Ltd.	6,008	24,912
Dialog Group BHD	20,934	9,915
Ecopetrol SA	68,769	32,784
Empresas COPEC SA	3,384	44,371
Energy Absolute PCL	3,060	3,510
Formosa Petrochemical Corp.	12,974	44,710
Gazprom PJSC[4]	54,077	226,583
Grupa Lotos SA	950	15,577
GS Holdings Corp.	370	21,192
Hindustan Petroleum Corp. Ltd.	8,079	52,788
Indian Oil Corp. Ltd.	17,652	108,231
Kunlun Energy Co. Ltd.	25,727	25,132
LUKOIL PJSC[4]	4,416	234,181
MOL Hungarian Oil & Gas PLC	2,832	32,331
Novatek PJSC	200	23,460
Oil & Natural Gas Corp. Ltd.	20,750	54,305
PetroChina Co. Ltd., Class H	101,170	64,116
Petroleo Brasileiro SA2	23,207	115,993
Polski Koncern Naftowy ORLEN SA	1,645	54,939
Polskie Gornictwo Naftowe i Gazownictwo SA	10,455	19,481
PTT Exploration & Production PCL	5,649	15,160
PTT PCL	10,521	128,713
Reliance Industries Ltd.	7,524	89,949
Rosneft Oil Co. PJSC[2]	33,938	188,526
SK Innovation Co. Ltd.	445	77,317
S-Oil Corp.	320	35,622
Surgutneftegas OJSC[4]	8,661	43,911
Tatneft PJSC[4]	461	19,685
Tupras Turkiye Petrol Rafinerileri AS	818	27,971
Ultrapar Participacoes SA	2,028	48,284
United Tractors Tbk PT	4,645	11,036
Yanzhou Coal Mining Co. Ltd., Class H	5,486	5,401
Total Energy		2,173,429
	Shares	Value
Food & Staples Retailing—2.8%
BGF retail Co. Ltd.	80	$5,797
Bid Corp. Ltd.	930	20,931
BIM Birlesik Magazalar AS	735	15,346
Cencosud SA	11,575	35,435
CP ALL PCL	27,810	55,662
E-MART Inc	130	23,665
Eurocash SA	1,335	14,149
Magnit PJSC	904	37,019
Massmart Holdings Ltd.	1,585	13,096
Pick n Pay Stores Ltd.	2,350	10,027
Raia Drogasil SA	396	9,389
Shoprite Holdings Ltd.	1,440	22,064
SPAR Group Ltd. (The)	1,200	14,849
Sun Art Retail Group Ltd.	32,500	30,167
Wal-Mart de Mexico SAB de CV	25,520	58,603
Total Food & Staples Retailing		366,199
Food, Beverage & Tobacco—4.2%
Ambev SA	4,898	32,579
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,765	10,383
Arca Continental SAB de CV	2,000	13,710
BRF SA2	1,517	21,903
Charoen Pokphand Foods PCL	52,363	42,000
Charoen Pokphand Indonesia Tbk PT	43,369	8,823
China Mengniu Dairy Co. Ltd.[2]	10,000	27,974
CJ CheilJedang Corp.	85	26,309
Coca-Cola Femsa SAB de CV, Series L	1,500	11,623
Coca-Cola Icecek AS	630	6,597
Felda Global Ventures Holdings Bhd	30,242	12,104
Fomento Economico Mexicano SAB de CV	3,145	30,142
Gruma SAB de CV, Class B	850	12,462
Grupo Bimbo SAB de CV, Series A	12,500	30,267
Grupo Lala SAB de CV	4,030	6,835
Gudang Garam Tbk PT	3,064	14,968
ITC Ltd.	3,782	14,955
JBS SA	41,289	110,952
KT&G Corp.	90	8,290
Lotte Chilsung Beverage Co. Ltd.	9	10,639
Lotte Confectionery Co. Ltd.	50	7,247
M Dias Branco SA	344	5,405
Ottogi Corp.	14	8,972
Pioneer Foods Group Ltd.	430	3,591
Tiger Brands Ltd.	340	9,502
Tingyi Cayman Islands Holding Corp.	15,567	23,438
Ulker Biskuvi Sanayi AS	620	3,374

Schedule of Investments - continued

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Uni-President Enterprises Corp.	19,607	$41,058
United Spirits Ltd.[2]	75	2,753
Total Food, Beverage & Tobacco		558,855
Health Care Equipment & Services—0.4%
Apollo Hospitals Enterprise Ltd.	355	5,462
Life Healthcare Group Holdings Ltd.	1,825	3,203
Netcare Ltd.	3,981	7,017
Odontoprev SA	827	4,034
Sinopharm Group Co. Ltd., Class H	8,000	35,234
Sisram Medical Ltd.[1,2]	10	11
Total Health Care Equipment & Services		54,961
Household & Personal Products—0.4%
Amorepacific Corp.	29	6,571
AMOREPACIFIC Group	105	11,322
Hengan International Group Co. Ltd.	1,487	13,764
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	10,201
LG Household & Health Care Ltd.	17	13,893
Total Household & Personal Products		55,751
Insurance—3.2%
Bajaj Finserv Ltd.	100	7,891
Cathay Financial Holding Co. Ltd.	11,395	18,112
China Life Insurance Co. Ltd., Class H	13,327	39,670
China Pacific Insurance Group Co. Ltd., Class H	5,000	21,541
China Taiping Insurance Holdings Co. Ltd.	13,008	34,807
Dongbu Insurance Co. Ltd.	455	29,000
Hanwha Life Insurance Co. Ltd.	4,435	26,524
Hyundai Marine & Fire Insurance Co. Ltd.	705	27,884
Liberty Holdings Ltd.	970	7,560
New China Life Insurance Co. Ltd., Class H	2,000	11,305
PICC Property & Casualty Co. Ltd., Class H	13,957	24,624
Ping An Insurance Group Co. of China Ltd., Class H	8,082	62,032
Porto Seguro SA	875	10,420
Powszechny Zaklad Ubezpieczen SA	885	11,172
Samsung Fire & Marine Insurance Co. Ltd.	150	36,670
Samsung Life Insurance Co. Ltd.	330	32,558
Sanlam Ltd.	2,790	13,981
Sul America SA	1,547	8,750
Total Insurance		424,501
Materials—8.2%
Aluminum Corp. of China Ltd., Class H2	20,818	18,684
Ambuja Cements Ltd.	2,265	9,239
Anglo American Platinum Ltd.[2]	425	10,859
AngloGold Ashanti Ltd.	975	9,192
Anhui Conch Cement Co. Ltd., Class H	1,055	4,207
Asia Cement Corp.	11,092	9,785
	Shares	Value
Asian Paints Ltd.	581	$10,066
Cemex SAB de CV2	29,590	26,968
China National Building Material Co. Ltd., Class H	30,000	20,779
China Steel Corp.	37,630	30,217
Cia Siderurgica Nacional SA2	2,751	8,358
Empresas CMPC SA	6,611	17,427
Fibria Celulose SA	488	6,611
Gold Fields Ltd.	1,905	8,321
Grasim Industries Ltd.	715	12,412
Grupa Azoty SA	400	8,760
Grupo Argos SA	1,493	10,737
Grupo Mexico SAB de CV, Series B	5,705	17,496
Hanwha Chemical Corp.	585	16,574
Hindalco Industries Ltd.	7,724	28,451
Hyosung Corp.	150	19,055
Hyundai Steel Co.	590	27,199
Impala Platinum Holdings Ltd.[2]	2,513	5,770
Indocement Tunggal Prakarsa Tbk PT	5,608	7,869
Indorama Ventures PCL	20,248	25,652
Industrias Penoles SAB de CV	520	12,952
Jastrzebska Spolka Weglowa SA2	190	5,030
Jiangxi Copper Co. Ltd., Class H	16,357	25,842
JSW Steel Ltd.	5,696	21,665
Korea Zinc Co. Ltd.	25	10,815
Kumho Petrochemical Co. Ltd.	110	6,925
LG Chem Ltd.	115	39,359
Lotte Chemical Corp.	80	26,402
Mexichem SAB de CV	5,500	14,562
Mondi Ltd.	235	6,291
Nine Dragons Paper Holdings Ltd.	8,300	16,322
Novolipetsk Steel PJSC	1,690	38,448
OCI Co. Ltd.	65	5,817
Petkim Petrokimya Holding AS	2,435	4,095
PhosAgro PJSC	1,256	17,898
POSCO	356	98,531
PTT Global Chemical PCL	15,652	36,138
Sappi Ltd.	1,580	10,772
Sasol Ltd.	895	24,591
Semen Indonesia Persero Tbk PT	10,945	8,228
Severstal PJSC	736	11,003
Shree Cement Ltd.	25	7,111
Siam Cement PCL (The)	4,484	67,226
Sibanye-Stillwater	5,845	6,589
Southern Copper Corp.	533	21,192
Synthos SA	3,915	5,522

Schedule of Investments - continued

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Taiwan Cement Corp.	11,202	$12,486
Tata Steel Ltd.	3,137	31,339
UltraTech Cement Ltd.	165	9,736
UPL Ltd.	615	7,330
Vale SA	6,399	64,473
Vedanta Ltd.	6,915	33,268
Total Materials		1,078,646
Media—0.3%
Astro Malaysia Holdings Bhd	34,268	22,886
BEC World PCL	2,500	1,222
Cheil Worldwide, Inc.	440	6,992
Cyfrowy Polsat SA	1,225	8,723
Total Media		39,823
Pharmaceuticals, Biotechnology & Life Sciences—0.4%
Aspen Pharmacare Holdings Ltd.	565	12,703
Aurobindo Pharma Ltd.	1,015	10,748
Hanmi Pharm Co. Ltd.[2]	13	5,159
Hypermarcas SA	1,237	12,592
Sun Pharmaceutical Industries Ltd.	1,970	15,178
Total Pharmaceuticals, Biotechnology & Life Sciences		56,380
Real Estate—2.9%
Ayala Land, Inc.	11,500	9,848
Bumi Serpong Damai Tbk PT	49,294	6,478
China Evergrande Group[2]	20,409	71,203
China Jinmao Holdings Group Ltd.	30,000	15,095
China Overseas Land & Investment Ltd.	13,092	42,575
China Resources Land Ltd.	10,000	30,599
China Vanke Co. Ltd., Class H	3,081	10,138
Country Garden Holdings Co. Ltd.	40,000	63,605
Fortress Income Fund Ltd., Class B	2,295	6,586
Guangzhou R&F Properties Co. Ltd., Class H	4,000	9,269
Longfor Properties Co. Ltd.	8,126	20,495
Megaworld Corp.	66,703	6,867
NEPI Rockcastle PLC	525	7,150
Resilient REIT Ltd.	910	8,969
Robinsons Land Corp.	12,146	6,049
Shimao Property Holdings Ltd.	12,500	27,110
Sino-Ocean Group Holding Ltd.	25,927	17,294
Sunac China Holdings Ltd.	6,508	29,788
Total Real Estate		389,118
Retailing—1.7%
Ctrip.Com International Ltd.[2,4]	139	7,331
FF Group[2]	310	6,740
GOME Retail Holdings Ltd.	273,992	30,870
Hyundai Department Store Co. Ltd.	80	6,174
	Shares	Value
Imperial Holdings Ltd.	1,485	$21,031
JD.Com, Inc.[2,4]	1,708	65,246
Lojas Renner SA	702	8,003
Lotte Shopping Co. Ltd.	230	49,500
Matahari Department Store Tbk PT	3,698	2,546
Shinsegae, Inc.	45	7,661
Vipshop Holdings Ltd.[2,4]	996	8,755
Woolworths Holdings Ltd./South Africa	2,190	9,714
Total Retailing		223,571
Semiconductors & Semiconductor Equipment—1.6%
Advanced Semiconductor Engineering, Inc.	19,980	24,445
GCL-Poly Energy Holdings Ltd.[2]	56,794	7,780
Globalwafers Co. Ltd.	320	3,124
MediaTek Inc.	2,830	26,551
Nanya Technology Corp.	4,240	11,997
Semiconductor Manufacturing International Corp.[2]	5,720	6,459
SK Hynix, Inc.	654	47,336
Taiwan Semiconductor Manufacturing Co. Ltd.	11,015	78,642
Total Semiconductors & Semiconductor Equipment		206,334
Software & Services—1.9%
58.Com, Inc.[2,4]	44	2,778
Alibaba Group Holding Ltd.[2,4]	222	38,342
Baidu, Inc.[2,4]	92	22,788
Cielo SA	757	5,260
Infosys Ltd.	1,885	25,969
Kakao Corp.	35	4,401
Kingsoft Corp. Ltd.	1,158	2,698
NAVER Corp.	11	7,155
NetEase Inc.[4]	37	9,761
Samsung SDS Co. Ltd.	105	15,447
SINA Corp.[2]	30	3,440
Tata Consultancy Services Ltd.	955	35,614
Tech Mahindra Ltd.	1,735	12,161
Tencent Holdings Ltd.	1,360	58,539
TravelSky Technology Ltd., Class H	642	1,673
Total Software & Services		246,026
Technology Hardware & Equipment—9.9%
AAC Technologies Holdings, Inc.	345	5,795
Acer, Inc.[2]	44,268	22,116
Asustek Computer, Inc.	4,391	36,128
AU Optronics Corp.	62,046	24,860
Catcher Technology Co. Ltd.	610	5,683
Compal Electronics, Inc.	95,280	67,712
Foxconn Technology Co. Ltd.	3,500	10,099

Schedule of Investments - continued

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Hon Hai Precision Industry Co. Ltd.	76,969	$266,513
HTC Corp.[2]	5,680	14,198
Innolux Corp.	53,430	24,932
Inventec Corp.	45,177	33,372
Largan Precision Co. Ltd.	25	4,394
Lenovo Group Ltd.	156,859	86,556
LG Display Co. Ltd.	1,700	45,344
LG Innotek Co. Ltd.	85	11,429
Lite-On Technology Corp.	12,695	18,127
Micro-Star International Co. Ltd.	3,320	7,138
Pegatron Corp.	25,055	65,025
Quanta Computer, Inc.	28,510	65,625
Samsung Electro-Mechanics Co. Ltd.	155	13,804
Samsung Electronics Co. Ltd.	161	360,417
Samsung SDI Co. Ltd.	70	12,132
Sunny Optical Technology Group Co. Ltd.	338	5,375
Wistron Corp.	60,674	48,521
WPG Holdings Ltd.	33,680	44,816
Zhen Ding Technology Holding Ltd.	3,101	6,279
ZTE Corp., Class H2	2,530	8,276
Total Technology Hardware & Equipment		1,314,666
Telecommunication Services—5.6%
America Movil SAB de CV, Series L	86,315	76,812
Axiata Group Bhd	20,609	25,575
Bharti Airtel Ltd.	5,535	33,001
Bharti Infratel Ltd.	515	3,141
China Communications Services Corp. Ltd., Class H	20,000	10,294
China Mobile Ltd.	21,034	213,149
China Unicom Hong Kong Ltd.[2]	55,840	77,640
Globe Telecom, Inc.	200	8,071
Hellenic Telecommunications Organization SA	1,245	15,057
Idea Cellular Ltd.[2]	9,600	11,383
KT Corp.[4]	1,837	25,479
Mobile TeleSystems PJSC[4]	1,916	20,003
MTN Group Ltd.	2,530	23,305
Ooredoo Q.S.C.	1,261	28,678
Orange Polska SA2	8,850	12,848
PLDT, Inc.	300	9,850
Sistema PJSC FC	5,682	27,274
SK Telecom Co. Ltd.	155	34,509
Telkom SA SOC Ltd.	1,155	5,072
TIM Participacoes SA	3,940	14,387
Tower Bersama Infrastructure Tbk PT	9,846	4,806
True Corp. PCL[2]	73,047	13,361
Turk Telekomunikasyon AS2	8,055	15,380
	Shares	Value
Turkcell Iletisim Hizmetleri AS	1,865	$6,655
Vodacom Group Ltd.	1,590	18,975
XL Axiata Tbk PT2	21,000	5,831
Total Telecommunication Services		740,536
Transportation—1.4%
Adani Ports & Special Economic Zone Ltd.	830	4,787
Air China Ltd., Class H	15,856	13,175
AirAsia Bhd	11,892	9,716
China Airlines Ltd.[2]	33,384	12,605
CJ Logistics Corp.[2]	178	25,410
Evergreen Marine Corp. Taiwan Ltd.[2]	25,688	14,825
Hyundai Glovis Co. Ltd.	195	25,198
Jasa Marga Persero Tbk PT	29,416	12,230
Korean Air Lines Co. Ltd.[2]	704	18,932
Latam Airlines Group SA	1,667	21,972
Pan Ocean Co. Ltd.[2]	810	3,812
TAV Havalimanlari Holding AS	720	3,574
Turk Hava Yollari AO2	8,940	21,997
Zhejiang Expressway Co. Ltd., Class H	1,441	1,791
Total Transportation		190,024
Utilities—4.4%
Centrais Eletricas Brasileiras SA2	7,945	49,632
CEZ AS	1,611	32,336
China Gas Holdings Ltd.	4,662	13,967
China Resources Gas Group Ltd.	2,733	9,517
Cia de Saneamento Basico do Estado de Sao Paulo	1,107	11,647
Cia Energetica de Minas Gerais, Class A	2,887	7,302
Colbun SA	19,886	4,815
CPFL Energia SA	2,599	22,365
EDP - Energias do Brasil SA	2,252	10,779
Enel Americas SA	94,058	19,286
Enel Chile SA	91,261	11,143
Enel Generacion Chile SA	9,548	8,349
Engie Brasil Energia SA	508	5,822
ENN Energy Holdings Ltd.	1,813	13,138
Equatorial Energia SA	391	7,571
GAIL India Ltd.	2,690	17,257
Huaneng Power International, Inc., Class H	15,111	9,344
Infraestructura Energetica Nova SAB de CV	1,000	5,615
Interconexion Electrica SA ESP	1,492	6,950
Korea Electric Power Corp.	2,768	94,252
Korea Gas Corp.[2]	1,031	37,897
NTPC Ltd.	12,730	32,634
Perusahaan Gas Negara Persero Tbk PT	44,487	5,202
PGE Polska Grupa Energetyczna SA2	5,070	18,505

Schedule of Investments - continued

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
Qatar Electricity & Water Co. QSC	224	$10,755
RusHydro PJSC[4]	14,009	20,103
Tauron Polska Energia SA2	14,100	14,510
Tenaga Nasional Bhd	21,787	73,888
Transmissora Alianca de Energia Eletrica SA	298	2,096
Total Utilities		576,677
Total Common Stocks
(Cost $12,376,879)		12,747,349
PREFERRED STOCKS—3.5%
Automobiles & Components—0.3%
Hyundai Motor Co.-2nd Preferred	236	21,120
Hyundai Motor Co.	191	15,609
Total Automobiles & Components		36,729
Banks—1.3%
Banco Bradesco SA	7,358	81,532
Itau Unibanco Holding SA	6,520	89,355
Total Banks		170,887
Energy—0.6%
Petroleo Brasileiro SA2	17,876	86,465
Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao[2]	770	18,257
Food, Beverage & Tobacco—0.1%
Embotelladora Andina SA, Class A	3,323	13,778
Household & Personal Products—0.0%[5]
Amorepacific Corp.	19	2,588
Materials—0.3%
Gerdau SA	4,531	15,814
LG Chem Ltd.	23	5,091
Suzano Papel e Celulose SA, Class A	833	4,822
Braskem SA, Class A	1,245	16,700
Total Materials		42,427
Retailing—0.2%
Lojas Americanas SA	3,527	21,464
Technology Hardware & Equipment—0.4%
Samsung Electronics Co. Ltd.	26	46,808
Telecommunication Services—0.2%
Telefonica Brasil SA	1,313	20,950
Total Preferred Stocks
(Cost $403,144)		460,353

RIGHT—0.0%[5]
Capital Goods—0.0%[5]
China State Construction International Holdings Ltd., expiring 10/03/17[2]	858	4

(Cost $0)		4
	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 0.92% [6] (Cost $29,830)	29,830	$29,830
Total Investments—100.0% (Cost $12,809,853)		13,237,536
Liabilities in Excess of Other Assets—(0.0)%[5]		(998)
Net Assets—100.0%		$13,236,538

Schedule of Investments - continued

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
2	Non-income producing security.
3	All or a portion of the security was on loan. The aggregate value of the security on loan was $28,516; total value of the collateral held by the fund was $29,830.
4	American Depositary Receipt.
5	Less than 0.05%
6	Rate shown represents annualized 7-day yield as of September 30, 2017.

Schedule of Investments - concluded

OPPENHEIMER EMERGING MARKETS REVENUE ETF
SEPTEMBER 30, 2017 (UNAUDITED)

Country	Value	% of Net Assets
Brazil	$1,213,560	9.2%
Chile	207,892	1.6
China	2,658,087	20.1
Colombia	94,862	0.7
Czech Republic	32,336	0.2
Greece	41,917	0.3
Hong Kong	114,044	0.9
Hungary	40,427	0.3
India	1,228,670	9.3
Indonesia	199,875	1.5
Malaysia	256,687	1.9
Mexico	372,952	2.8
Peru	21,192	0.2
Philippines	118,485	0.9
Poland	223,636	1.7
Qatar	69,123	0.5
Romania	7,150	0.0 [1]
Russia	1,066,724	8.0
South Africa	424,179	3.2
South Korea	2,854,129	21.6
Taiwan	1,266,797	9.6
Thailand	462,852	3.5
Turkey	213,624	1.6
United States	48,336	0.4
Total Investments	13,237,536	100.0
Liabilities in Excess of Other Assets	(998)	(0.00)[2]
Net Assets	$13,236,538	100.0%

1	Less than 0.05%
2	Greater than (0.05)%

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

ORGANIZATION

The Oppenheimer Revenue Weighted ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of ten active funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. The Oppenheimer Large Cap Revenue ETF, the Oppenheimer Mid Cap Revenue ETF, the Oppenheimer Small Cap Revenue ETF, the Oppenheimer Global ESG Revenue ETF, the Oppenheimer ESG Revenue ETF, the Oppenheimer Global Revenue ETF, the Oppenheimer International Revenue ETF, and the Oppenheimer Emerging Markets Revenue ETF are diversified funds under the Act. The Oppenheimer Financials Sector Revenue ETF and the Oppenheimer Ultra Dividend Revenue ETF are not diversified. Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”). The Trust’s investment adviser is VTL Associates, LLC (“VTL” or the “Adviser”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV as of 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2017 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)			(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Common Stock	Preferred Stock	Rights	Common Stock	Total
Oppenheimer Large Cap Revenue ETF	$765,501,327	$-	$5,570,458	$-	$-	$-	$-	$771,071,785
Oppenheimer Mid Cap Revenue ETF	342,413,420	-	33,746,168	-	-	-	-	376,159,588
Oppenheimer Small Cap Revenue ETF	543,329,272	-	48,946,823	106,898	-	-	-	592,382,993
Oppenheimer Financials Sector Revenue ETF	35,192,156	-	-	-	-	-	-	35,192,156
Oppenheimer Ultra Dividend Revenue ETF	515,837,409	-	58,257,297	-	-	-	-	574,094,706
Oppenheimer ESG Revenue ETF	23,430,440	-	30,678	-	-	-	-	23,461,118
Oppenheimer Global ESG Revenue ETF	22,159,151	165,218	274,767	6,383	-	-	-	22,605,519
Oppenheimer Global Revenue ETF	12,974,620	166,886	320,016	14,857	-	2	-	13,476,381
Oppenheimer International Revenue ETF	13,116,893	137,208	324,830	-	-	-	-	13,578,931
Oppenheimer Emerging Markets Revenue ETF	12,670,262	460,353	29,830	77,087	-	4	-	13,237,536

At September 30, 2017, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period.

For the period ended September 30, 2017, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	11/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	11/14/2017

By (Signature and Title)*	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date	11/14/2017

* Print the name and title of each signing officer under his or her signature.